UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Core Bond Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 97.6%

	CORPORATE BONDS – 43.5%

	Banks – 8.3%

$1,275	Abbey National Treasury Services PLC of London, (3)	3.050%	8/23/18	A	$1,321,383

1,070	Banco Bradesco S.A. Grand Cayman, 144A, (3)	4.125%	5/16/16	Baa1	1,110,125

1,910	Bancolombia SA	5.950%	6/03/21	Baa2	2,096,225

2,500	Bank of America Corporation	5.750%	12/01/17	A	2,781,753

3,395	Bank of America Corporation	4.000%	4/01/24	A	3,430,379

2,000	Citigroup Inc., (3)	4.500%	1/14/22	A	2,144,372

1,220	General Electric Capital Corporation	5.625%	5/01/18	AA+	1,379,258

1,110	General Electric Capital Corporation	6.875%	1/10/39	AA+	1,493,933

900	JPMorgan Chase & Company	4.500%	1/24/22	A+	964,284

3,065	JPMorgan Chase & Company	3.200%	1/25/23	A+	2,991,992

1,240	JPMorgan Chase & Company	3.375%	5/01/23	A	1,187,843

1,000	JPMorgan Chase & Company	6.400%	5/15/38	A+	1,258,546

1,000	Royal Bank of Scotland Group PLC, (3)	6.400%	10/21/19	A	1,163,407

3,595	Stadshypotek AB, 144A, (3)	1.875%	10/02/19	Aaa	3,535,111
25,280	Total Banks				26,858,611

	Beverages – 0.5%

580	Anheuser Busch InBev Finance Inc.	3.700%	2/01/24	A	583,268

1,070	Anheuser Busch InBev	2.500%	7/15/22	A	1,011,088
1,650	Total Beverages				1,594,356

	Capital Markets – 3.7%

1,250	Deutsche Bank AG London, (3)	2.500%	2/13/19	A+	1,256,588

3,125	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	3,590,094

1,605	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	1,779,306

1,090	Goldman Sachs Group, Inc., (3)	6.750%	10/01/37	A–	1,301,228

2,250	Morgan Stanley	6.625%	4/01/18	A	2,576,754

335	Morgan Stanley	3.750%	2/25/23	A	334,565

1,165	Morgan Stanley	4.350%	9/08/26	BBB+	1,144,982
10,820	Total Capital Markets				11,983,517

	Commercial Services & Supplies – 0.4%

1,195	R.R. Donnelley & Sons Company, (3)	7.625%	6/15/20	BB	1,314,500

	Computers & Peripherals – 0.6%

1,645	Hewlett Packard Company, (3)	4.650%	12/09/21	A–	1,781,790

	Containers & Packaging – 0.3%

905	Packaging Corporation of America, (3)	3.650%	9/15/24	BBB	888,820

Nuveen Investments	1

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services – 0.5%

$1,515	Rabobank Nederland	3.875%	2/08/22	Aa2	$1,595,872

	Diversified Telecommunication Services – 2.8%

2,250	AT&T, Inc., (3)	5.550%	8/15/41	A	2,444,267

2,020	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,019,487

2,438	Verizon Communications	8.750%	11/01/18	A–	3,038,811

1,425	Verizon Communications	5.150%	9/15/23	A–	1,578,001
8,133	Total Diversified Telecommunication Services				9,080,566

	Electric Utilities – 0.5%

1,615	Exelon Generation Co. LLC	4.250%	6/15/22	BBB+	1,664,375

	Energy Equipment & Services – 1.6%

1,000	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A	1,044,533

1,110	Ensco PLC	4.700%	3/15/21	BBB+	1,165,499

1,500	Nabors Industries Inc.	4.625%	9/15/21	BBB	1,612,116

1,350	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB	1,383,797
4,960	Total Energy Equipment & Services				5,205,945

	Food Products – 0.6%

2,000	Mondelez International Inc., (3)	2.250%	2/01/19	Baa1	1,985,436

	Health Care Providers & Services – 1.8%

2,965	Mayo Clinic Rochester	3.774%	11/15/43	AA	2,767,463

1,215	UnitedHealth Group Incorporated	2.875%	3/15/22	A	1,208,308

2,000	Wellpoint Inc.	3.125%	5/15/22	A–	1,975,518
6,180	Total Health Care Providers & Services				5,951,289

	Household Products – 0.7%

2,000	Macys Retail Holdings Inc., (3)	4.375%	9/01/23	BBB+	2,110,238

	Insurance – 2.2%

1,000	AFLAC Insurance	6.450%	8/15/40	A	1,248,226

1,500	American International Group, Inc.	8.250%	8/15/18	A–	1,832,183

1,170	Genworth Holdings Inc.	4.800%	2/15/24	BBB–	1,200,326

1,305	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	1,489,390

1,370	Lincoln National Corporation	4.200%	3/15/22	A–	1,444,550
6,345	Total Insurance				7,214,675

	Leisure Equipment & Products – 0.5%

1,525	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	1,483,842

	Media – 3.1%

1,000	21st Century Fox America Inc.	4.000%	10/01/23	BBB+	1,035,342

1,845	British Sky Broadcasting Group PLC	6.100%	2/15/18	BBB+	2,078,555

1,640	DIRECTV Holdings LLC	3.800%	3/15/22	BBB	1,666,847

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$1,460	Discovery Communications Inc., (3)	5.050%	6/01/20	BBB	$1,619,045

1,460	NBC Universal Media LLC	6.400%	4/30/40	A–	1,880,400

1,420	News America Holdings Inc.	6.650%	11/15/37	BBB+	1,779,943
8,825	Total Media				10,060,132

	Metals & Mining – 3.9%

1,090	Alcoa Inc.	5.400%	4/15/21	BBB–	1,154,287

715	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	690,388

1,000	ArcelorMittal, (3)	6.750%	2/25/22	BB+	1,073,750

1,230	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	1,201,888

2,625	Newmont Mining Corporation, (3)	3.500%	3/15/22	BBB	2,433,916

1,490	Nucor Corporation	4.000%	8/01/23	A	1,526,137

1,240	Rio Tinto Finance USA PLC, (3)	2.875%	8/21/22	A–	1,195,470

1,250	Teck Resources Limited	6.250%	7/15/41	BBB	1,270,436

1,940	Vale Overseas Limited, (3)	4.375%	1/11/22	A–	1,954,220
12,580	Total Metals & Mining				12,500,492

	Oil, Gas & Consumable Fuels – 4.3%

1,825	Apache Corporation	4.250%	1/15/44	A–	1,691,114

1,820	Cenovus Energy Inc.	4.450%	9/15/42	BBB+	1,776,096

1,110	EOG Resources Inc.	4.100%	2/01/21	A–	1,198,610

1,685	Marathon Petroleum Corporation	6.500%	3/01/41	BBB	2,003,273

2,385	Petrobras International Finance Company, (3)	5.375%	1/27/21	Baa1	2,410,806

2,000	Rowan Companies Inc.	4.875%	6/01/22	BBB–	2,077,736

1,455	Southwestern Energy Company	4.100%	3/15/22	BBB	1,492,782

1,280	Spectra Energy Partners LP	4.750%	3/15/24	BBB	1,372,893
13,560	Total Oil, Gas & Consumable Fuels				14,023,310

	Pharmaceuticals – 0.8%

2,385	Perrigo Company Limited, 144A	4.000%	11/15/23	BBB	2,426,418

	Real Estate Investment Trust – 2.2%

1,405	American Tower Company, (3)	5.000%	2/15/24	BBB	1,472,613

1,385	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	1,330,680

1,170	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	1,192,352

1,460	Sovereign Bank	8.750%	5/30/18	Baa2	1,764,623

1,255	WP Carey Inc.	4.600%	4/01/24	Baa2	1,297,285
6,675	Total Real Estate Investment Trust				7,057,553

	Road & Rail – 0.8%

1,785	Burlington Northern Santa Fe Corporation	4.375%	9/01/42	A3	1,734,697

895	Burlington Northern Santa Fe	3.400%	9/01/24	A3	882,520
2,680	Total Road & Rail				2,617,217

Nuveen Investments	3

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Semiconductors & Semiconductor Equipment – 0.3%

$1,040	Applied Materials Inc.	4.300%	6/15/21	A–	$1,126,872

	Software – 0.5%

1,750	Computer Sciences Corporation	4.450%	9/15/22	BBB+	1,771,875

	Specialty Retail – 0.3%

1,000	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	972,054

	Tobacco – 1.0%

1,895	Lorillard Tobacco, (3)	6.875%	5/01/20	Baa2	2,221,916

1,215	Reynolds American Inc.	3.250%	11/01/22	Baa2	1,172,334
3,110	Total Tobacco				3,394,250

	Transportation Infrastructure – 0.7%

1,110	Asciano Finance, 144A	5.000%	4/07/18	Baa2	1,195,825

1,000	Sydney Airport Finance Company Party Limited, 144A	3.900%	3/22/23	BBB	1,013,852
2,110	Total Transportation Infrastructure				2,209,677

	Wireless Telecommunication Services – 0.6%

1,500	Viacom Inc.	7.875%	7/30/30	BBB	2,032,605
$132,983	Total Corporate Bonds (cost $137,074,775)				140,906,287

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 2.0%

	Banks – 0.7%

$2,220	Wachovia Capital Trust III	5.570%	N/A (4)	BBB	$2,150,624

	Capital Markets – 0.3%

1,165	Goldman Sachs Capital II	4.000%	N/A (4)	BB+	885,983

	Insurance – 1.0%

1,650	Catlin Insurance Company Limited	7.249%	N/A (4)	BBB+	1,699,500

1,530	ZFS Finance USA Trust V	6.500%	5/09/37	A	1,644,750
3,180	Total Insurance				3,344,250
$6,565	Total $1,000 Par (or similar) Institutional Preferred (cost $5,988,673)				6,380,857

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.6%

	Illinois – 0.6%

$1,735	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A–	$1,929,181
$1,735	Total Municipal Bonds (cost $1,735,000)				1,929,181

4	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.2%

$4,595		Federal National Mortgage Association, (3)	2.375%	7/28/15	Aaa	$4,676,584

2,055		Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	2,324,028

60		Freddie Mac Reference Notes	1.750%	5/30/19	Aaa	59,818

2,000		U.S. Treasury Bonds	2.750%	11/15/42	Aaa	1,829,688

1,470		U.S. Treasury Bonds	3.625%	2/15/44	Aaa	1,588,519

3,845		U.S. Treasury Bonds, (3)	3.375%	5/15/44	Aaa	3,969,963

735		U.S. Treasury Notes	1.625%	4/30/19	Aaa	732,244

385		U.S. Treasury Notes	2.750%	2/15/24	Aaa	394,054

10,900		U.S. Treasury Notes, (3)	2.500%	5/15/24	Aaa	10,906,812
$26,045		Total U.S. Government and Agency Obligations (cost $25,687,782)				26,481,710

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 42.8%

$1,489		321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$1,557,650

915		American Homes 4 Rent, Series 2014-SFR2	3.786%	10/17/36	Aaa	915,094

4,415		AmeriCold LLC Trust, Series 2010	2.500%	1/17/29	AAA	4,404,038

–	(6)	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Series 1997-3	6.960%	3/25/27	Baa2	10

4,340		Cabela’s Master Credit Card Trust, Series 2010-2A	2.290%	9/15/18	AAA	4,408,950

2,000		Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/12/45	Aaa	1,990,106

1,909		Colony American Homes Trust 2014-1A	1.400%	5/17/31	Aaa	1,912,063

1		ContiMortgage Home Equity Loan Trust, Series 1997-2	7.090%	4/15/28	AAA	707

3,405		Fannie Mae Mortgage Pool AB2085	4.000%	1/01/41	Aaa	3,592,713

3,317		Fannie Mae Mortgage Pool AB3194	4.500%	6/01/41	Aaa	3,587,172

3,590		Fannie Mae Mortgage Pool AB9659	3.000%	6/01/43	Aaa	3,560,692

1,482		Fannie Mae Mortgage Pool AD0706	2.296%	3/01/38	Aaa	1,580,943

2,784		Fannie Mae Mortgage Pool AD1593	4.500%	2/01/40	Aaa	3,010,226

1,683		Fannie Mae Mortgage Pool AE0058	2.348%	7/01/36	Aaa	1,798,114

3,375		Fannie Mae Mortgage Pool AE0217	4.500%	8/01/40	Aaa	3,653,166

2,489		Fannie Mae Mortgage Pool AE0981	3.500%	3/01/41	Aaa	2,548,174

1,232		Fannie Mae Mortgage Pool AH3804	4.000%	2/01/41	Aaa	1,300,115

3,479		Fannie Mae Mortgage Pool AH5575	4.000%	2/01/41	Aaa	3,671,696

1,530		Fannie Mae Mortgage Pool AH5583	4.500%	2/01/41	Aaa	1,655,237

3,642		Fannie Mae Mortgage Pool AH8954	4.000%	4/01/41	Aaa	3,843,442

4,842		Fannie Mae Mortgage Pool AJ7547	4.000%	1/01/42	Aaa	5,109,580

3,712		Fannie Mae Mortgage Pool AJ9355	3.000%	1/01/27	Aaa	3,836,686

1,780		Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	1,925,443

3,032		Fannie Mae Mortgage Pool AL0215	4.500%	4/01/41	Aaa	3,281,402

2,247		Fannie Mae Mortgage Pool AO9636	2.500%	7/01/27	Aaa	2,273,207

Nuveen Investments	5

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,405	Fannie Mae Mortgage Pool AU3353	3.000%	8/01/43	Aaa	$3,361,344

4,401	Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	4,644,020

3,408	Fannie Mae Mortgage Pool MA1675	3.500%	11/01/23	Aaa	3,592,364

488	Fannie Mae Mortgage Pool 725111	2.314%	9/01/33	Aaa	522,573

1,240	Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	1,372,076

2,692	Fannie Mae Mortgage Pool 819652	2.415%	3/01/35	Aaa	2,881,482

368	Fannie Mae Mortgage Pool 848390	1.960%	12/01/35	Aaa	388,806

1,880	Fannie Mae Mortgage Pool 879906	2.408%	10/01/33	Aaa	2,023,300

764	Fannie Mae Mortgage Pool 886034	2.685%	7/01/36	Aaa	820,180

2,438	Fannie Mae Mortgage Pool 890310	4.500%	12/01/40	Aaa	2,638,898

2,012	Fannie Mae Mortgage Pool 960605	5.000%	8/01/37	Aaa	2,224,061

616	Fannie Mae Mortgage Pool 995949	2.448%	9/01/36	Aaa	655,756

4	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-89 K	6.500%	7/25/20	Aaa	4,057

990	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2003-52 NF	0.555%	6/25/23	Aaa	993,384

1,917	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.355%	7/25/24	BBB–	1,903,506

6	Federal Home Loan Mortgage Corporation, REMIC 1167 E	7.500%	11/15/21	Aaa	6,387

13	Federal Home Loan Mortgage Corporation, REMIC 1286 A	6.000%	5/15/22	Aaa	13,544

1,040	Federal Home Loan Mortgage Corporation, REMIC 2750 HE	5.000%	2/15/19	Aaa	1,090,116

483	Federal Home Loan Mortgage Corporation, REMIC 2863 HF	0.654%	2/15/19	Aaa	486,353

2,409	Freddie Mac Gold Mortgage Pool J14842	3.500%	3/01/26	Aaa	2,537,952

1,329	Freddie Mac Gold Pool C09000	3.500%	6/01/42	Aaa	1,358,559

1,843	Freddie Mac Gold Pool G05852	5.500%	3/01/39	Aaa	2,051,645

387	Freddie Mac Gold Pool 786281	2.482%	1/01/28	Aaa	409,735

356	Freddie Mac Gold Pool 847190	2.333%	4/01/29	Aaa	370,046

1,287	Freddie Mac Gold Pool 847209	2.262%	10/01/30	Aaa	1,343,651

311	Freddie Mac Gold Pool 847161	2.348%	5/01/31	Aaa	326,963

931	Freddie Mac Gold Pool 847210	2.329%	9/01/33	Aaa	1,000,444

1,585	Freddie Mac Gold Pool 848282	2.405%	1/01/38	Aaa	1,688,712

1,350	Freddie Mac Mortgage Pool, Various A96544	3.500%	1/01/41	Aaa	1,379,891

880	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.484%	5/25/45	Aaa	880,858

4,365	Government National Mortgage Association Pool AA5391	3.500%	6/15/42	Aaa	4,518,899

1,727	Invitation Homes Trust 2013-SFR1	1.400%	12/17/30	Aaa	1,729,021

1,583	Master Resecuritization Trust 2009-1	6.000%	10/25/36	A	1,683,250

276	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	279,726

162	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.519%	8/25/34	N/R	162,347

2,610	Structured Agency Credit Risk Debt Notes 2014-DN2	1.005%	4/25/24	A	2,579,651

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,685	Structured Agency Credit Risk Debt Notes, 2013-DN2	1.605%		11/25/23	Baa1	$1,685,862

102	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-10A	5.408%		2/10/16	Aaa	104,915

3,818	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2010-P10B	3.215%		9/01/20	Aaa	3,895,493

4,205	UBS Barclays Commercial Mortgage Trust 2012-C4	2.850%		12/12/45	AAA	4,085,818

3,570	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%		2/15/35	Aaa	3,730,517

261	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.234%		6/15/20	Aaa	259,996

2,282	Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%		10/16/50	BBB	2,310,534

3,221	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%		3/17/44	Aaa	3,484,124
$133,390	Total Asset-Backed and Mortgage-Backed Securities (cost $136,076,523)					138,897,442

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.5%

	Mexico – 0.5%

$1,400	United Mexican States	5.625%		1/15/17	A3	$1,528,100
	Total Sovereign Debt (cost $1,387,694)					1,528,100
	Long-Term Investments (cost $307,950,446)					316,123,577

Shares	Description (1)	Coupon				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 11.4%

	Money Market Funds – 11.4%

37,063,005	Mount Vernon Securities Lending Trust Prime Portfolio, (8)	0.177%	(7)			$37,063,005
	Total Investments Purchased with Collateral from Securities Lending (cost $37,063,005)					37,063,005

Shares	Description (1)	Coupon				Value

	SHORT-TERM INVESTMENTS – 1.9%

	Money Market Funds – 1.9%

6,208,092	First American Treasury Obligations Fund, Class Z	0.000%	(7)			$6,208,092
	Total Short-Term Investments (cost $6,208,092)					6,208,092
	Total Investments (cost $351,221,543) – 110.9%					359,394,674
	Other Assets Less Liabilities – (10.9)%					(35,288,622)
	Net Assets – 100%					$324,106,052

Nuveen Investments	7

Nuveen Core Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Investments in Derivatives as of September 30, 2014

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan*	$5,000,000	Receive	3-Month USD-LIBOR-BBA	2.739%	Semi-Annually	11/21/23	$(118,321)	$(118,724)
*	Citigroup is the clearing broker for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(174)	12/14	$(38,078,813)	$9,566
U.S. Treasury 5-Year Note	Short	(689)	12/14	(81,479,633)	187,664
U.S. Treasury 10-Year Note	Long	100	12/14	12,464,063	28,896
U.S. Treasury Long Bond	Long	91	12/14	12,549,469	(71,577)
U.S. Treasury Ultra Bond	Long	35	12/14	5,337,500	(49,809)
				$(89,207,414)	$104,740
*	The aggregate Notional Amount at Value of long and short positions is $30,351,032 and $(119,558,446), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$140,906,287	$—	$140,906,287
$1,000 Par (or similar) Institutional Preferred	—	6,380,857	—	6,380,857
Municipal Bonds	—	1,929,181	—	1,929,181
U.S. Government and Agency Obligations	—	26,481,710	—	26,481,710
Asset-Backed and Mortgage-Backed Securities	—	138,897,442	—	138,897,442
Sovereign Debt	—	1,528,100	—	1,528,100
Investments Purchased with Collateral from Securities Lending	37,063,005	—	—	37,063,005
Short-Term Investments:
Money Market Funds	6,208,092	—	—	6,208,092
Investments in Derivatives:
Interest Rate Swaps*	—	(118,724)	—	(118,724)
Futures Contracts*	104,740	—	—	104,740
Total	$43,375,837	$316,004,853	$—	$359,380,690
*	Represents net unrealized appreciation (depreciation).

8	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $351,221,543.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$10,621,147
Depreciation	(2,448,016)
Net unrealized appreciation (depreciation) of investments	$8,173,131

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $36,077,741.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

Nuveen Investments	9

Nuveen Core Plus Bond Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.6%

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 2.3%

	Banks – 1.4%

159,208	PNC Financial Services	6.125%		BBB–	$4,347,970

95,750	Regions Financial Corporation	6.375%		BB–	2,344,918

62,000	Wells Fargo & Company	5.850%		BBB	1,589,060
	Total Banks				8,281,948

	Consumer Finance – 0.4%

83,000	Discover Financial Services	6.500%		BB–	2,092,430

	Insurance – 0.5%

104,794	Endurance Specialty Holdings Limited	7.500%		BBB–	2,711,021
	Total $25 Par (or similar) Retail Preferred (cost $12,618,800)				13,085,399

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 60.7%

	Aerospace & Defense – 0.9%

$2,000	Bombardier Inc., 144A, (3)	6.125%	1/15/23	BB–	$2,002,500

2,780	Exelis, Inc.	5.550%	10/01/21	BBB+	2,959,018
4,780	Total Aerospace & Defense				4,961,518

	Airlines – 0.4%

1,742	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A–	1,997,251

	Auto Components – 0.3%

1,710	TRW Automotive Inc., 144A	4.450%	12/01/23	BBB–	1,727,100

	Automobiles – 0.2%

1,010	Chrysler GP/CG Company	8.000%	6/15/19	B1	1,071,863

	Banks – 8.4%

2,900	Bancolombia SA	5.950%	6/03/21	Baa2	3,182,750

2,955	Bank of America Corporation	4.000%	4/01/24	A	2,985,794

1,795	Bank of America Corporation	6.250%	3/05/65	BB	1,783,219

1,845	CIT Group Inc., (3)	5.000%	8/01/23	BB	1,831,163

3,425	Citigroup Inc., (3)	4.500%	1/14/22	A	3,672,237

5,000	Citigroup Inc.	3.875%	10/25/23	A	5,077,240

2,915	General Electric Capital Corporation	6.875%	1/10/39	AA+	3,923,258

1,890	HSBC Holdings PLC	6.800%	6/01/38	A+	2,424,424

3,190	JPMorgan Chase & Company	4.500%	1/24/22	A+	3,417,852

2,665	JPMorgan Chase & Company	3.200%	1/25/23	A+	2,601,520

1,680	JPMorgan Chase & Company	3.375%	5/01/23	A	1,609,336

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$2,180	JPMorgan Chase & Company	6.400%	5/15/38	A+	$2,743,630

3,455	JPMorgan Chase & Company	6.750%	12/31/49	BBB–	3,629,478

1,200	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB–	1,267,073

1,400	Santander UK PLC, 144A	5.000%	11/07/23	A–	1,468,818

2,520	Societe Generale, 144A, (3)	5.000%	1/17/24	BBB+	2,536,982

1,470	Standard Chartered PLC, 144A, (3)	5.700%	3/26/44	A+	1,553,467

1,200	State Bank of India London, 144A	4.875%	4/17/24	BBB–	1,244,202

1,220	Wells Fargo & Company	3.450%	2/13/23	A+	1,198,821
44,905	Total Banks				48,151,264

	Building Products – 0.9%

1,695	Masco Corporation	5.950%	3/15/22	BBB–	1,851,788

976	Odebrecht Offshore Drilling Finance Limited, 144A	6.625%	10/01/22	BBB	1,005,383

2,120	Owens Corning Incorporated	4.200%	12/15/22	BBB–	2,157,607
4,791	Total Building Products				5,014,778

	Capital Markets – 3.0%

640	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	735,251

2,495	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	2,765,962

3,685	Goldman Sachs Group, Inc., (3)	6.750%	10/01/37	A–	4,399,105

1,025	Lazard Group LLC	4.250%	11/14/20	BBB+	1,071,554

3,250	Morgan Stanley	6.625%	4/01/18	A	3,721,978

4,105	Morgan Stanley	5.500%	7/28/21	A	4,623,482
15,200	Total Capital Markets				17,317,332

	Chemicals – 1.9%

2,375	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	2,429,625

1,185	Eagle Spinco Inc.	4.625%	2/15/21	BB	1,137,600

3,830	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	4,306,264

1,680	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BB+	1,747,200

1,400	Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	1,456,280
10,470	Total Chemicals				11,076,969

	Commercial Services & Supplies – 0.4%

1,000	ADT Corporation, (3)	6.250%	10/15/21	BBB–	1,035,000

990	R.R. Donnelley & Sons Company, (3)	7.625%	6/15/20	BB	1,089,000
1,990	Total Commercial Services & Supplies				2,124,000

	Computers & Peripherals – 0.7%

1,965	Apple Inc., 144A, (3)	3.850%	5/04/43	AA+	1,822,029

2,050	NCR Corporation	5.000%	7/15/22	BB	2,003,875
4,015	Total Computers & Peripherals				3,825,904

	Construction & Engineering – 0.1%

850	AECOM Technology Corporation, 144A, (WI/DD)	5.750%	10/15/22	BB–	853,188

Nuveen Investments	11

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Construction Materials – 0.3%

$1,800	Norbord Inc., 144A	5.375%	12/01/20	Ba2	$1,741,500

	Consumer Finance – 1.3%

3,348	Capital One Bank	3.375%	2/15/23	Baa1	3,280,190

1,790	Discover Financial Services	5.200%	4/27/22	BBB+	1,959,841

2,000	Ford Motor Credit Company	4.250%	9/20/22	BBB–	2,105,894
7,138	Total Consumer Finance				7,345,925

	Containers & Packaging – 0.5%

985	Ball Corporation	4.000%	11/15/23	BB+	916,050

1,945	Rock-Tenn Company	4.900%	3/01/22	BBB	2,084,884
2,930	Total Containers & Packaging				3,000,934

	Diversified Financial Services – 0.7%

850	Fly Leasing Limited, (WI/DD)	6.750%	12/15/20	BB	884,000

3,050	Rabobank Nederland	3.875%	2/08/22	Aa2	3,212,812
3,900	Total Diversified Financial Services				4,096,812

	Diversified Telecommunication Services – 2.8%

2,970	AT&T, Inc., (3)	5.550%	8/15/41	A	3,226,433

3,190	Qwest Corporation	6.750%	12/01/21	BBB–	3,656,981

1,000	SBA Telecommunications Corporation	5.750%	7/15/20	B+	1,017,500

2,610	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,609,337

1,950	Verizon Communications	5.150%	9/15/23	A–	2,159,370

2,010	Verizon Communications	6.900%	4/15/38	A–	2,589,795

700	Verizon Communications	6.550%	9/15/43	A–	874,574
14,430	Total Diversified Telecommunication Services				16,133,990

	Electric Utilities – 1.5%

1,500	Comision Federal de Electricidad of the United States of Mexico, 144A	4.875%	5/26/21	BBB+	1,590,750

2,500	Exelon Generation Co. LLC	4.250%	6/15/22	BBB+	2,576,433

2,090	FirstEnergy Transmission LLC, 144A	4.350%	1/15/25	Baa3	2,126,567

2,095	PPL Capital Funding Inc.	3.500%	12/01/22	BBB	2,108,597
8,185	Total Electric Utilities				8,402,347

	Electronic Equipment, Instruments & Components – 0.2%

1,025	Anixter Inc.	5.125%	10/01/21	BB+	1,012,188

	Energy Equipment & Services – 2.2%

2,180	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A	2,277,082

3,870	Ensco PLC	4.700%	3/15/21	BBB+	4,063,496

2,000	Nabors Industries Inc., (3)	4.625%	9/15/21	BBB	2,149,488

2,000	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB	2,050,070

1,880	Weatherford International PLC	7.000%	3/15/38	BBB–	2,222,816
11,930	Total Energy Equipment & Services				12,762,952

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Gas Utilities – 0.4%

$2,375	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	$2,487,813

	Health Care Equipment & Supplies – 0.3%

1,500	Tenet Healthcare Corporation, (3)	4.375%	10/01/21	Ba2	1,436,250

	Health Care Providers & Services – 0.8%

1,750	Community Health Systems, Inc., 144A	5.125%	8/01/21	BB+	1,745,625

2,185	UnitedHealth Group Incorporated	6.875%	2/15/38	A	2,991,470
3,935	Total Health Care Providers & Services				4,737,095

	Independent Power & Renewable Electricity Producers – 0.2%

1,375	Calpine Corporation	5.375%	1/15/23	B	1,330,313

	Insurance – 3.5%

3,975	AFLAC Insurance	6.450%	8/15/40	A	4,961,698

1,650	Genworth Holdings Inc.	4.800%	2/15/24	BBB–	1,692,768

1,760	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	1,894,800

3,015	Liberty Mutual Group Inc.	5.000%	6/01/21	BBB	3,293,149

1,000	Lincoln National Corporation	8.750%	7/01/19	A–	1,273,855

1,640	Pacific LifeCorp.	6.000%	2/10/20	BBB+	1,867,591

4,000	Prudential Holdings LLC, 144A	7.245%	12/18/23	AA	4,914,648
17,040	Total Insurance				19,898,509

	Leisure Equipment & Products – 0.5%

2,950	Hyatt Hotels Corporation	3.375%	7/15/23	BBB	2,870,382

	Machinery – 0.5%

1,500	CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B+	1,601,250

1,120	Cummins Engine Inc., (3)	4.875%	10/01/43	A+	1,246,094
2,620	Total Machinery				2,847,344

	Media – 4.8%

1,650	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB–	1,641,750

5,565	DIRECTV Holdings LLC, (3)	3.800%	3/15/22	BBB	5,656,099

2,000	Dish DBS Corporation	4.250%	4/01/18	BB–	2,005,000

3,060	NBC Universal Media LLC	6.400%	4/30/40	A–	3,941,112

1,925	NBC Universal Media LLC	4.450%	1/15/43	A–	1,929,772

3,590	News America Holdings Inc., (3)	6.650%	11/15/37	BBB+	4,499,995

1,250	Numericable Group SA, 144A	6.000%	5/15/22	Ba3	1,259,375

1,635	SES SA, 144A, (3)	3.600%	4/04/23	BBB	1,647,889

2,000	Sinclair Television Group	5.375%	4/01/21	B+	1,970,000

1,800	Sirius XM Radio Inc., 144A	4.250%	5/15/20	BB	1,723,500

1,000	WMG Acquisition Group, 144A	6.000%	1/15/21	B+	1,012,500
25,475	Total Media				27,286,992

Nuveen Investments	13

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining – 6.0%

$3,035	Alcoa Inc., (3)	5.400%	4/15/21	BBB–	$3,214,001

1,625	Allegheny Technologies Inc.	5.875%	8/15/23	BBB–	1,711,013

3,620	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	3,495,392

1,570	ArcelorMittal, (3)	6.750%	2/25/22	BB+	1,685,786

2,050	Cliffs Natural Resources Inc., (3)	4.800%	10/01/20	BBB–	1,588,750

1,000	First Quantum Minerals Limited, 144A	6.750%	2/15/20	BB	1,010,000

1,535	Freeport McMoRan, Inc., (3)	3.550%	3/01/22	BBB	1,499,918

3,700	Newmont Mining Corporation, (3)	3.500%	3/15/22	BBB	3,430,662

2,000	Nucor Corporation	4.000%	8/01/23	A	2,048,506

2,770	Rio Tinto Finance USA PLC, (3)	2.875%	8/21/22	A–	2,670,527

1,500	Steel Dynamics, Inc., 144A	5.125%	10/01/21	BB+	1,522,500

1,440	Teck Resources Limited	6.250%	7/15/41	BBB	1,463,543

3,895	Vale Overseas Limited	6.875%	11/10/39	A–	4,422,110

2,340	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB	2,764,085

1,755	Yamana Gold Inc., 144A	4.950%	7/15/24	Baa3	1,747,045
33,835	Total Metals & Mining				34,273,838

	Oil, Gas & Consumable Fuels – 7.5%

3,230	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	3,950,689

2,000	Antero Resources Finance Corporation, 144A	5.125%	12/01/22	BB	1,945,000

1,685	Berkshire Hathaway Energy Company	6.125%	4/01/36	A3	2,085,260

2,000	Canadian Oil Sands Trust	7.750%	5/15/19	BBB	2,418,346

1,500	Cenovus Energy Inc., (3)	3.800%	9/15/23	BBB+	1,532,240

2,000	Chesapeake Energy Corporation, (3)	6.125%	2/15/21	BB+	2,175,000

2,750	CNOOC Finance 2014 ULC	4.250%	4/30/24	AA–	2,787,158

2,000	Continental Resources Inc., (3)	5.000%	9/15/22	BBB–	2,110,000

1,615	Kinder Morgan Energy Partners LP, (3)	4.250%	9/01/24	BBB	1,597,250

2,000	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,995,000

2,000	Oasis Petroleum Inc.	6.875%	3/15/22	B+	2,110,000

2,255	Petro Canada	6.800%	5/15/38	A–	2,963,264

2,495	Petrobras International Finance Company, (3)	6.875%	1/20/40	Baa1	2,576,936

1,900	Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	2,074,101

2,000	Sabine Pass Liquefaction LLC, (3)	5.625%	2/01/21	BB+	2,055,000

1,955	Southwestern Energy Company	4.100%	3/15/22	BBB	2,005,765

2,560	Spectra Energy Partners LP	4.750%	3/15/24	BBB	2,745,787

1,750	Targa Resources Inc.	4.250%	11/15/23	BB+	1,680,000

2,500	Transocean Inc., (3)	3.800%	10/15/22	BBB–	2,294,475
40,195	Total Oil, Gas & Consumable Fuels				43,101,271

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Paper & Forest Products – 0.8%

$1,100	Domtar Corporation	4.400%	4/01/22	BBB–	$1,120,009

1,785	Domtar Corporation	6.750%	2/15/44	BBB–	1,945,543

1,500	Resolute Forest Products, (3)	5.875%	5/15/23	BB–	1,386,563
4,385	Total Paper & Forest Products				4,452,115

	Personal Products – 0.6%

2,265	International Paper Company	8.700%	6/15/38	BBB	3,335,924

	Real Estate Investment Trust – 3.5%

2,780	American Tower Company, (3)	5.000%	2/15/24	BBB	2,913,782

1,670	ARC Property Operating Partnership LP, Clark Acquisition LLC, 144A	4.600%	2/06/24	BBB–	1,700,078

2,200	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	2,113,716

1,865	Omega Healthcare Investors Inc., 144A	4.950%	4/01/24	BBB–	1,897,638

1,815	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	1,849,674

1,200	Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,303,566

2,995	Prologis Inc.	6.875%	3/15/20	BBB+	3,539,218

2,315	Realty Income Corporation	3.250%	10/15/22	BBB+	2,262,403

1,825	Sovereign Bank	8.750%	5/30/18	Baa2	2,205,779
18,665	Total Real Estate Investment Trust				19,785,854

	Software – 0.8%

2,750	Computer Sciences Corporation	4.450%	9/15/22	BBB+	2,784,375

2,000	Total System Services Inc.	3.750%	6/01/23	BBB+	1,958,944
4,750	Total Software				4,743,319

	Specialty Retail – 0.6%

1,225	Best Buy Co., Inc.	5.000%	8/01/18	Baa2	1,261,750

600	Guitar Center Inc., 144A, (3)	6.500%	4/15/19	B–	540,000

1,500	The Men’s Warehouse Inc., 144A	7.000%	7/01/22	B2	1,515,000
3,325	Total Specialty Retail				3,316,750

	Tobacco – 0.9%

2,200	Altria Group Inc.	2.850%	8/09/22	BBB+	2,107,239

2,705	Lorillard Tobacco, (3)	6.875%	5/01/20	Baa2	3,171,653
4,905	Total Tobacco				5,278,892

	Trading Companies & Distributors – 0.3%

1,925	Air Lease Corporation	3.875%	4/01/21	BBB–	1,944,250

	Wireless Telecommunication Services – 2.0%

1,000	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB+	997,581

2,000	Frontier Communications Corporation	8.500%	4/15/20	BB	2,220,000

1,500	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	1,556,250

1,500	Softbank Corporation, 144A	4.500%	4/15/20	BB+	1,496,250

1,000	Sprint Corporation, 144A	7.250%	9/15/21	BB–	1,041,250

Nuveen Investments	15

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services (continued)

$1,455	Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	$1,425,900

2,988	Viacom Inc.	4.375%	3/15/43	BBB+	2,750,138
11,443	Total Wireless Telecommunication Services				11,487,369
$325,764	Total Corporate Bonds (cost $328,174,606)				347,232,095

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.0%

	Banks – 2.4%

$1,620	Fifth Third Bancorp., (3)	5.100%	N/A (4)	BB+	$1,526,850

4,000	General Electric Capital Corporation	7.125%	N/A (4)	A+	4,630,000

1,525	Nordea Bank AB, 144A	6.125%	N/A (4)	BBB	1,494,500

3,500	Wachovia Capital Trust III	5.570%	N/A (4)	BBB	3,390,623

2,760	Wells Fargo Capital Trust X	5.950%	12/15/36	Baa1	2,835,900
13,405	Total Banks				13,877,873

	Capital Markets – 0.3%

2,415	Goldman Sachs Capital II	4.000%	N/A (4)	BB+	1,836,608

	Electric Utilities – 0.3%

1,785	Electricite de France, 144A	5.250%	N/A (4)	A3	1,814,006

	Insurance – 2.0%

1,500	Allstate Corporation	5.750%	8/15/53	Baa1	1,597,500

2,970	Catlin Insurance Company Limited	7.249%	N/A (4)	BBB+	3,059,100

2,205	Lincoln National Corporation	6.050%	4/20/67	BBB	2,254,613

1,500	Prudential Financial Inc., (3)	5.200%	3/15/44	BBB+	1,510,313

2,755	ZFS Finance USA Trust V	6.500%	5/09/37	A	2,961,625
10,930	Total Insurance				11,383,151
$28,535	Total $1,000 Par (or similar) Institutional Preferred (cost $27,059,933)				28,911,638

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	MUNICIPAL BONDS – 1.1%

	Illinois – 1.1%

$5,765	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A–	$6,410,219
$5,765	Total Municipal Bonds (cost $5,765,000)				6,410,219

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 25.0%

$3,415	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$3,573,635

1,250	American Homes 4 Rent, Series 2014-SFR1	2.350%	6/17/31	Baa2	1,215,103

16	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,630		American Homes 4 Rent, Series 2014-SFR2	3.786%	10/17/36	Aaa	$1,630,168

3,075		AmeriCold LLC Trust, Series 2010	6.811%	1/14/29	A+	3,560,785

—	(6)	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Series 1997-3	6.960%	3/25/27	Baa2	14

742		Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	C	196,164

1,250		Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	BB	1,230,276

750		CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	3.450%	3/15/19	Baa1	758,422

2,000		Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA	2.554%	6/15/34	A	1,998,182

149		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	AA+	152,059

1,298		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	1,135,872

881		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.500%	2/25/34	A	857,392

356		Countrywide Home Loans, Asset-Backed Certificates, Series 2003-SC1	2.405%	9/25/23	BB+	347,769

1,095		Credit Suisse Commercial Mortgage Trust, 2014-ICE	1.704%	4/15/27	A–	1,097,364

1,000		Credit Suisse Commercial Mortgage Trust, Pass-Through Certificates Series 2007-4	6.097%	9/16/39	BB+	1,084,271

2,654		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.192%	4/25/33	A	2,547,597

2,550		DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	2,649,929

6,571		Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	6,934,457

4,035		Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	4,360,841

5,188		Fannie Mae Mortgage Pool AD4375	5.000%	5/01/40	Aaa	5,723,439

5,463		Fannie Mae Mortgage Pool AE7265	4.000%	1/01/41	Aaa	5,764,849

1,777		Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	1,922,453

1,407		Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	1,485,119

98		Fannie Mae Mortgage Pool 250551	7.000%	5/01/26	Aaa	108,176

425		Fannie Mae Mortgage Pool 252255	6.500%	2/01/29	Aaa	486,286

774		Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	868,661

741		Fannie Mae Mortgage Pool 254379	7.000%	7/01/32	Aaa	864,694

607		Fannie Mae Mortgage Pool 254513	6.000%	10/01/22	Aaa	685,389

1,524		Fannie Mae Mortgage Pool 255575	5.500%	1/01/25	Aaa	1,700,471

289		Fannie Mae Mortgage Pool 256845	6.500%	8/01/37	Aaa	329,587

997		Fannie Mae Mortgage Pool 256852	6.000%	8/01/27	Aaa	1,127,513

412		Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	451,173

74		Fannie Mae Mortgage Pool 340798	7.000%	4/01/26	Aaa	80,839

—	(6)	Fannie Mae Mortgage Pool 535206	7.000%	2/01/15	Aaa	319

115		Fannie Mae Mortgage Pool 545359	2.395%	3/01/31	Aaa	121,118

Nuveen Investments	17

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$233		Fannie Mae Mortgage Pool 545813	7.000%	7/01/32	Aaa	$277,566

157		Fannie Mae Mortgage Pool 545815	7.000%	7/01/32	Aaa	182,117

1,035		Fannie Mae Mortgage Pool 555798	6.500%	5/01/33	Aaa	1,191,813

1,788		Fannie Mae Mortgage Pool 555843	2.209%	8/01/30	Aaa	1,862,561

50		Fannie Mae Mortgage Pool 591038	7.000%	8/01/16	Aaa	51,260

256		Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	270,561

1,411		Fannie Mae Mortgage Pool 688330	6.000%	3/01/33	Aaa	1,612,369

2,638		Fannie Mae Mortgage Pool 709446	5.500%	7/01/33	Aaa	2,986,871

361		Fannie Mae Mortgage Pool 725553	2.197%	9/01/33	Aaa	383,242

1,486		Fannie Mae Mortgage Pool 735054	4.098%	11/01/34	Aaa	1,562,782

1,749		Fannie Mae Mortgage Pool 735273	6.500%	6/01/34	Aaa	1,979,300

1,065		Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	1,193,170

206		Fannie Mae Mortgage Pool 781776	6.000%	10/01/34	Aaa	233,937

645		Fannie Mae Mortgage Pool 885536	6.000%	8/01/36	Aaa	741,389

938		Fannie Mae Mortgage Pool 900555	6.000%	9/01/36	Aaa	1,069,344

2,915		Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	3,150,674

—	(6)	Fannie Mae Mortgage Pool 983077	5.000%	5/01/38	Aaa	353

—	(6)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	224

7		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1988-24 G	7.000%	10/25/18	Aaa	7,344

7		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1989-44 H	9.000%	7/25/19	Aaa	7,967

2		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1989-90 E	8.700%	12/25/19	Aaa	1,692

4		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-30 E	6.500%	3/25/20	Aaa	4,269

9		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-61 H	7.000%	6/25/20	Aaa	9,729

9		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-72 B	9.000%	7/25/20	Aaa	10,327

12		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-102 J	6.500%	8/25/20	Aaa	12,693

86		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-105 J	6.500%	9/25/20	Aaa	92,094

31		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1991-56 M	6.750%	6/25/21	Aaa	33,667

59		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1991-134 Z	7.000%	10/25/21	Aaa	64,670

8		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1992-120 C	6.500%	7/25/22	Aaa	8,400

286		Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1996-35 Z	7.000%	7/25/26	Aaa	321,005

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$912	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2005-62 JE	5.000%	6/25/35	Aaa	$1,016,026

1,038	Fannie Mae REMIC Pass-Through Certificates 2003-W1 B1	4.502%	12/25/42	B1	889,453

3,000	Fannie Mae TBA, (WI/DD)	5.000%	TBA	Aaa	3,310,031

5,735	Fannie Mae TBA, (WI/DD)	4.000%	TBA	Aaa	6,043,615

2,283	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	1.755%	1/25/24	Baa2	2,286,174

8	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	8,858

18	Federal Home Loan Mortgage Corporation, REMIC 1118 Z	8.250%	7/15/21	Aaa	20,678

26	Federal Home Loan Mortgage Corporation, REMIC 162 F	7.000%	5/15/21	Aaa	28,504

14	Federal Home Loan Mortgage Corporation, REMIC 1790 A	7.000%	4/15/22	Aaa	14,880

57	Federal Home Loan Mortgage Corporation, REMIC 188 H	7.000%	9/15/21	Aaa	62,472

560	Federal Home Loan Mortgage Corporation, REMIC 2704 JF	0.704%	5/15/23	Aaa	562,519

728	Federal Home Loan Mortgage Corporation, REMIC 3591 FP	0.754%	6/15/39	Aaa	735,398

3	Federal Home Loan Mortgage Corporation, REMIC 6 C	9.050%	6/15/19	Aaa	3,492

2,047	Freddie Mac Gold Pool 1G2163	2.343%	9/01/37	Aaa	2,184,941

349	Freddie Mac Gold Pool 846984	1.922%	6/01/31	Aaa	365,181

503	Freddie Mac Gold Pool 847180	2.393%	3/01/30	Aaa	534,979

380	Freddie Mac Gold Pool 847190	2.333%	4/01/29	Aaa	395,393

602	Freddie Mac Gold Pool 847240	2.291%	7/01/30	Aaa	627,471

494	Freddie Mac Mortgage Pool, Various A15521	6.000%	11/01/33	Aaa	563,455

702	Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	793,260

409	Freddie Mac Mortgage Pool, Various C00676	6.500%	11/01/28	Aaa	469,282

119	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	129,834

223	Freddie Mac Mortgage Pool, Various P10023	4.500%	3/01/18	Aaa	227,922

641	Freddie Mac Mortgage Pool, Various P10032	4.500%	5/01/18	Aaa	653,502

1,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711	3.684%	8/25/45	A–	1,013,247

1,315	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.484%	5/25/45	Aaa	1,316,282

66	Freddie Mac Non Gold Participation Certificates 846757	2.318%	5/01/25	Aaa	69,841

581	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2	7.500%	3/25/35	B1	602,877

643	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2	7.500%	9/25/35	B1	669,485

5,127	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	5,589,059

142	Government National Mortgage Association Pool 537699	7.500%	11/15/30	Aaa	160,993

1	Government National Mortgage Association Pool 8259	1.625%	8/20/23	Aaa	606

822	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.436%	3/25/35	BBB+	824,972

3,090	Invitation Homes Trust 2014-SFR1	2.754%	6/19/31	Baa2	3,071,064

Nuveen Investments	19

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,910		JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.435%	6/25/37	CCC	$1,749,860

5,570		JPMorgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C4	4.106%	7/17/46	AAA	5,953,528

816		Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.614%	4/25/38	BB+	839,972

2,375		Master Resecuritization Trust 2009-1	6.000%	10/25/36	A	2,524,875

1,500		Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,616,702

1,250		ML CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	6.079%	8/12/49	BB	1,276,035

547		Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB+	565,947

4,184		National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	Aaa	4,309,504

2,136		RBSSP Resecuritization Trust, Series 2012-8 1A1	0.315%	10/28/36	N/R	2,047,710

415		Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	420,294

235		Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.519%	8/25/34	N/R	234,942

585		U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-P10B	5.681%	8/10/16	Aaa	609,175

5,413		United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	5,655,464

404		Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.234%	6/15/20	Aaa	402,448

3,060		Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.539%	10/20/35	D	2,669,080

761		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa2	738,762
$136,844		Total Asset-Backed and Mortgage-Backed Securities (cost $137,033,982)				143,233,820

Principal Amount (000) (7)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 4.5%

		Costa Rica – 0.2%

$1,000		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	$1,005,000

		Indonesia – 0.4%

1,300		Republic of Indonesia, 144A	4.875%	5/05/21	Baa3	1,352,000

1,000		Republic of Indonesia, 144A	5.875%	1/15/24	Baa3	1,102,500
2,300		Total Indonesia				2,454,500

		Mexico – 1.6%

650	MXN	Mexico Bonos de DeSarrollo	8.500%	12/13/18	A	5,462,488

450	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	3,794,840
1,100	MXN	Total Mexico				9,257,328

20	Nuveen Investments

Principal Amount (000) (7)		Description (1)	Coupon		Maturity	Ratings (2)	Value

		Poland – 0.7%

12,000	PLN	Republic of Poland	4.000%		10/25/23	A	$3,912,583

		South Africa – 1.6%

3,365		Republic of South Africa	5.875%		9/16/25	Baa1	3,701,500

69,500	ZAR	Republic of South Africa	7.000%		2/28/31	Baa1	5,229,708
		Total South Africa					8,931,208
		Total Sovereign Debt (cost $25,894,352)					25,560,619
		Long-Term Investments (cost $536,546,673)					564,433,790

Shares		Description (1)	Coupon				Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 9.4%

		Money Market Funds – 9.4%

53,556,695		Mount Vernon Securities Lending Trust Prime Portfolio, (9)	0.177%	(8)			$53,556,695
		Total Investments Purchased with Collateral from Securities Lending (cost $53,556,695)					53,556,695

Shares		Description (1)	Coupon				Value

		SHORT-TERM INVESTMENTS – 1.8%

		Money Market Funds – 1.8%

10,408,291		First American Treasury Obligations Fund, Class Z	0.000%	(8)			$10,408,291
		Total Short-Term Investments (cost $10,408,291)					10,408,291
		Total Investments (cost $600,511,659) – 109.8%					628,398,776
		Other Assets Less Liabilities – (9.8)% (10)					(56,154,675)
		Net Assets – 100%					$572,244,101

Investments in Derivatives as of September 30, 2014

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (10)
Citigroup	Canadian Dollar	6,300,000	U.S. Dollar	5,728,991	10/08/14	$104,820
Citigroup	Japanese Yen	608,000,000	U.S. Dollar	5,727,204	11/28/14	181,300
Citigroup	Mexican Peso	75,000,000	U.S. Dollar	5,546,996	11/28/14	(14,239)
Citigroup	U.S. Dollar	5,718,970	Pound Sterling	3,400,000	10/31/14	(208,572)
Citigroup	U.S. Dollar	2,095,761	Mexican Peso	28,000,000	11/28/14	(19,567)
JPMorgan	South African Rand	59,000,000	U.S. Dollar	5,241,183	11/28/14	63,395
Nomura Securities	Brazilian Real	7,100,000	U.S. Dollar	3,142,288	10/02/14	243,458
Nomura Securities	U.S. Dollar	3,090,585	Brazilian Real	7,100,000	10/02/14	(191,755)
						$158,840

Nuveen Investments	21

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation) (10)
JPMorgan	$12,000,000	Receive	3-Month USD-LIBOR-BBA	2.078%	Semi-Annually	2/19/23	$362,221	$362,221
JPMorgan*	17,000,000	Receive	3-Month USD-LIBOR-BBA	2.739	Semi-Annually	11/21/23	(402,293)	(402,783)
Morgan Stanley*	18,000,000	Receive	3-Month USD-LIBOR-BBA	2.743	Semi-Annually	4/15/24	(427,077)	(427,077)
	$47,000,000						$(467,149)	$(467,639)
*	Citigroup is the clearing broker for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	Short	(119)	6/16	$(29,254,663)	$18,560
U.S. Treasury 5-Year Note	Short	(95)	12/14	(11,234,492)	34,190
U.S. Treasury 10-Year Note	Short	(435)	12/14	(54,218,672)	403,439
U.S. Treasury Long Bond	Short	(9)	12/14	(1,241,156)	15,139
U.S. Treasury Ultra Bond	Short	(44)	12/14	(6,710,000)	97,864
				$(102,658,983)	$569,192

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$13,085,399	$—	$—	$13,085,399
Corporate Bonds	—	347,232,095	—	347,232,095
$1,000 Par (or similar) Institutional Preferred	—	28,911,638	—	28,911,638
Municipal Bonds	—	6,410,219	—	6,410,219
Asset-Backed and Mortgage-Backed Securities	—	143,233,820	—	143,233,820
Sovereign Debt	—	25,560,619	—	25,560,619
Investments Purchased with Collateral from Securities Lending	53,556,695	—	—	53,556,695
Short-Term Investments:
Money Market Funds	10,408,291	—	—	10,408,291
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	158,840	—	158,840
Interest Rate Swaps*	—	(467,639)	—	(467,639)
Futures Contracts*	569,192	—	—	569,192
Total	$77,619,577	$551,039,592	$—	$628,659,169
*	Represents net unrealized appreciation (depreciation).

22	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $600,511,659.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$33,506,821
Depreciation	(5,619,704)
Net unrealized appreciation (depreciation) of investments	$27,887,117

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $36,077,741.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(8)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(9)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(10)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

MXN	Mexican Peso

PLN	Polish Zloty

ZAR	South African Rand

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

Nuveen Investments	23

Nuveen High Income Bond Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.3%

	COMMON STOCKS – 1.5%

	Airlines – 0.1%

25,200	Delta Air Lines, Inc.	$910,980

	Building Products – 0.0%

527	Dayton Superior, Class A, (2), (3)	30,195

585	Dayton Superior, Class 1, (2), (3)	33,550
	Total Building Products	63,745

	Capital Markets – 0.2%

5,732	Adamas Finance Asia Limited, (2)	4,156

50,000	Och-Ziff Capital Management Group, Class A Shares	535,500

76,000	Prospect Capital Corporation	752,400

48,000	Technology Investment Capital Corporation, (4)	423,840
	Total Capital Markets	1,715,896

	Chemicals – 0.2%

13,500	LyondellBasell Industries NV	1,466,910

	Containers & Packaging – 0.2%

25,400	Packaging Corp. of America	1,621,028

	Food Products – 0.0%

8,500	Unilever PLC, ADR, (4)	356,150

	Media – 0.1%

55,000	Cablevision Systems Corporation, (4)	963,050

	Metals & Mining – 0.0%

499,059	Northland Resources SA, (2)	83,115

	Oil, Gas & Consumable Fuels – 0.2%

6,500	Bonanza Creek Energy Inc., (2)	369,849

14,500	Pembina Pipeline Corporation	611,030

90,000	Pengrowth Energy Corporation	468,000
	Total Oil, Gas & Consumable Fuels	1,448,879

	Real Estate Investment Trust – 0.5%

15,500	Camden Property Trust	1,062,215

48,700	Colony Financial Inc.	1,089,906

12,000	Liberty Property Trust	399,120

26,000	Mid-America Apartment Communities	1,706,900
	Total Real Estate Investment Trust	4,258,141
	Total Common Stocks (cost $10,987,892)	12,887,894

24	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.3%

	Electric Utilities – 0.2%

45,000	Exelon Corporation, (4)	6.500%		BBB–	$2,286,000

	Metals & Mining – 0.1%

40,000	ArcelorMittal	6.000%		BB–	845,200
	Total Convertible Preferred Securities (cost $3,144,718)				3,131,200

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (6)	Ratings (5)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 3.5% (7)

	Auto Components – 0.5%

$4,000	Crowne Group LLC, Second Lien Term Loan C, (WI/DD)	TBD	TBD	CCC+	$4,000,000

	Construction Materials – 0.3%

2,500	Atkore International Inc.	7.750%	9/27/21	CCC+	2,479,687

	Diversified Telecommunication Services – 0.2%

1,500	Birch Communications Inc., First Lien Term Loan	7.750%	4/19/20	B	1,470,000

	Health Care Equipment & Supplies – 0.2%

2,000	Surgery Center Holdings Inc., Second Lien Term Loan, (WI/DD)	TBD	TBD	CCC+	1,972,500

	Health Care Providers & Services – 0.4%

3,000	RegionalCare Hospital Pernters Inc., Second Lien Term Loan	10.500%	10/21/19	CCC+	3,030,000

	Hotels, Restaurants & Leisure – 0.8%

1,000	Amaya BV, First Lien Term Loan	5.000%	7/29/21	BB	988,750

2,500	Amaya BV, Second Lien Term Loan	8.000%	7/29/22	B	2,535,000

1,891	Caesars Entertainment Corporation, Term Loan B5	4.448%	1/29/18	Caa2	1,725,508

1,980	Rock Ohio Caesar LLC, Term Loan B	5.000%	3/29/19	BB–	1,908,225
7,371	Total Hotels, Restaurants & Leisure				7,157,483

	Independent Power & Renewable Electricity Producers – 0.2%

130	Empire Generating Company LLC, Term Loan C	5.250%	3/13/21	B+	129,293

1,860	Empire Generating Company LLC	5.250%	3/13/21	B+	1,843,940
1,990	Total Independent Power & Renewable Electricity Producers				1,973,233

	Oil, Gas & Consumable Fuels – 0.6%

1,980	Arch Coal Inc., Term Loan B	6.250%	5/16/18	B+	1,814,977

2,493	Fieldwood Energy LLC, Second Lien Term Loan	8.375%	9/30/20	B2	2,506,113

1,000	Samson Investment Company Second Lien Term Loan	5.000%	9/25/18	B1	973,875
5,473	Total Oil, Gas & Consumable Fuels				5,294,965

	Professional Services – 0.3%

2,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/11/22	CCC+	1,965,834

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan, (WI/DD)	TBD	TBD	CCC+	979,380
3,000	Total Professional Services				2,945,214
$30,834	Total Variable Rate Senior Loan Interests (cost $30,377,329)				30,323,082

Nuveen Investments	25

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 4.1%

	Banks – 0.9%

82,830	Bank of America Corporation	4.000%	BB	$1,760,966

40,000	HSBC USA Inc.	4.000%	BBB+	918,800

109,536	HSBC USA Inc.	1.190%	BBB+	2,399,934

110,000	Regions Financial Corporation	6.375%	BB–	2,693,900
	Total Banks			7,773,600

	Capital Markets – 0.5%

152,330	Morgan Stanley	4.000%	BB	3,029,844

66,903	Saratoga Investment Corporation	7.500%	N/R	1,702,681
	Total Capital Markets			4,732,525

	Food Products – 0.2%

60,000	CHS Inc.	6.750%	N/R	1,529,400

	Household Durables – 0.1%

65,624	Hovnanian Enterprises Incorporated	7.625%	Caa2	1,048,015

	Insurance – 0.2%

60,000	AmTrust Financial Services Inc.	7.250%	N/R	1,459,200

21,026	Endurance Specialty Holdings Limited	7.500%	BBB–	543,943
	Total Insurance			2,003,143

	Marine – 0.2%

70,000	Safe Bulkers Inc.	8.000%	N/R	1,701,000

	Multi-Utilities – 0.1%

17,000	Dominion Resources Inc.	6.375%	BBB	848,300

	Oil, Gas & Consumable Fuels – 0.2%

60,000	BreitBurn Energy Partners LP	8.250%	N/R	1,518,000

	Real Estate Investment Trust – 1.7%

50,000	Colony Financial Inc.	7.500%	N/R	1,225,050

75,000	Coresite Realty Corporation, (18)	7.250%	N/R	1,911,750

50,000	Corporate Office Properties Trust	7.375%	BB	1,290,500

40,000	Equity Commonwealth	7.250%	Ba1	1,029,200

70,000	General Growth Properties	6.375%	B	1,722,000

50,000	Northstar Realty Finance Corporation, (4)	8.750%	N/R	1,261,500

72,767	Northstar Realty Finance Corporation, (4)	8.500%	N/R	1,818,447

50,000	Pebblebrook Hotel Trust, (18)	7.875%	N/R	1,283,000

40,500	Pebblebrook Hotel Trust	6.500%	N/R	961,875

79,000	Summit Hotel Properties Inc., (4)	7.125%	N/R	2,055,580
	Total Real Estate Investment Trust			14,558,902
	Total $25 Par (or similar) Retail Preferred (cost $34,722,547)			35,712,885

26	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		CORPORATE BONDS – 81.6%

		Aerospace & Defense – 0.0%

$200		Spirit AeroSystems Inc., 144A	5.250%	3/15/22	Ba3	$200,000

		Airlines – 0.2%

2,000		Air Canada, 144A, (4)	7.750%	4/15/21	B–	2,040,000

		Asset Backed Securities – 0.4%

3,284		American Airlines Inc., Pass-Through Trust 2013-2B	5.600%	7/15/20	BB+	3,382,524

		Auto Components – 2.3%

2,500		Allied Specialty Vehicle Inc., 144A	8.500%	11/01/19	B+	2,606,250

3,600		Gestamp Funding Luxembourg SA, 144A	5.625%	5/31/20	BB	3,636,000

2,475		Jac Holding Corporation, 144A	11.500%	10/01/19	B	2,530,688

2,500		Light Tower Rentals Inc., 144A	8.125%	8/01/19	B	2,525,000

2,625		Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance Inc.	7.875%	10/01/22	Caa1	2,618,438

2,000		Schaeffler Holding Finance BV, 144A	6.875%	8/15/18	B1	2,080,000

3,900		Stackpole International Intermediate Company, 144A	7.750%	10/15/21	B+	3,919,500
19,600		Total Auto Components				19,915,876

		Automobiles – 0.3%

3,000		DriveTime Automotive Group Inc, DT Acceptance Corporation, 144A, (4)	8.000%	6/01/21	B	2,857,500

		Banks – 3.0%

4,000		Banco Do Brasil, 144A	9.000%	12/18/64	Ba2	3,880,400

2,850		BBVA Bancomer SA Texas, 144A	6.750%	9/30/22	Baa2	3,192,000

3,230		Popular Inc., (4)	7.000%	7/01/19	BB–	3,246,150

3,625	EUR	Royal Bank of Scotland Group PLC	5.500%	11/29/49	B+	4,409,174

2,850		ScotiaBank Peru SA, 144A	4.500%	12/13/27	A–	2,736,000

1,500		Speedy Cash Inc, 144A, (4)	10.750%	5/15/18	B	1,515,000

2,000		Turkiye Vakiflar Bankasi T.A.O, 144A	6.000%	11/01/22	BB+	1,918,000

2,000	EUR	UT2 Funding PLC	5.321%	6/30/16	BB–	2,573,478

3,000		Yapi ve Kredi Bankasi AS, 144A	5.500%	12/06/22	BBB–	2,782,500
		Total Banks				26,252,702

		Building Products – 2.0%

3,725		Atrium Windows and Doors Inc., 144A	7.750%	5/01/19	B–	3,613,250

3,000		Builders FirstSource Inc., 144A	7.625%	6/01/21	B	3,052,500

2,300		Building Materials Holdings Corporation, 144A	9.000%	9/15/18	B–	2,495,500

2,250		Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	2,216,250

191		Odebrecht Offshore Drilling Finance Limited, Reg S, (4)	6.750%	10/01/22	BBB	197,893

500		Ply Gem Industries Inc., 144A	6.500%	2/01/22	Caa1	475,000

2,750		Ply Gem Industries Inc., (4)	6.500%	2/01/22	CCC+	2,612,500

2,500		Taylor Morrison Monarch Communities, 144A, (4)	5.250%	4/15/21	BB–	2,437,500
17,216		Total Building Products				17,100,393

Nuveen Investments	27

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Chemicals – 2.5%

4,650		Eagle Spinco Inc., (4)	4.625%	2/15/21	BB	$4,464,000

2,500		Hexion US Finance Corporation	8.875%	2/01/18	Caa1	2,546,875

3,500		HIG BBC Intermediate Holdings LLC for Cornerstone Chemical Company	10.500%	9/15/18	N/R	3,526,250

2,950		Ineos Group Holdings SA, 144A, (4)	6.125%	8/15/18	B–	2,942,625

2,500		Kissner Milling Company Limited, 144A	7.250%	6/01/19	B–	2,562,500

2,775		Momentive Performance Materials Inc.	8.875%	10/15/20	D	2,487,094

2,800		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	2,912,560
21,675		Total Chemicals				21,441,904

		Commercial Services & Supplies – 2.8%

600		APX Group Inc., 144A	8.750%	12/01/20	CCC+	546,000

2,860		APX Group Inc., (4)	8.750%	12/01/20	CCC+	2,602,600

3,740		ADT Corporation, (4)	6.250%	10/15/21	BBB–	3,870,900

3,050		Casella Waste Systems Inc., (4)	7.750%	2/15/19	CCC+	3,057,625

2,650		Clean Harbors Inc., (4)	5.250%	8/01/20	BB+	2,650,000

4,140	EUR	Europcar Groupe SA, 144A	11.500%	5/15/17	B–	5,986,223

4,290	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B+	3,910,969

2,000		Square Two Financial Corporation, (4)	11.625%	4/01/17	B2	1,995,000
		Total Commercial Services & Supplies				24,619,317

		Communications Equipment – 0.5%

3,000		Avaya Inc., 144A, (4)	10.500%	3/01/21	CCC+	2,625,000

2,000		Broadview Networks Holdings Inc.	10.500%	11/15/17	N/R	1,960,000
5,000		Total Communications Equipment				4,585,000

		Computers & Peripherals – 0.3%

2,250		NCR Corporation	5.000%	7/15/22	BB	2,199,375

		Construction & Engineering – 1.0%

2,000		AECOM Technology Corporation, 144A, (WI/DD)	5.875%	10/15/24	BB–	2,012,500

2,000		Michael Baker Holdings LLC Finance Corporation, 144A	8.875%	4/15/19	B–	1,980,000

2,500		Michael Baker International LLC / CDL Acquisition Company Inc., 144A	8.250%	10/15/18	B+	2,525,000

15,000	NOK	VV Holding AS, 144A	7.070%	7/10/19	N/R	2,323,048
		Total Construction & Engineering				8,840,548

		Construction Materials – 0.3%

2,825		Norbord Inc., 144A	5.375%	12/01/20	Ba2	2,733,188

		Consumer Finance – 1.6%

2,500		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	2,487,500

3,000		Enova International Inc., 144A	9.750%	6/01/21	B	3,000,000

3,000		First Data Corporation, 144A	8.250%	1/15/21	B–	3,180,000

2,050		First Data Corporation, (4)	12.625%	1/15/21	B–	2,454,875

1,418		First Data Corporation	11.750%	8/15/21	CCC+	1,641,335

28	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Consumer Finance (continued)

1,500		Home Credit & Finance Bank LLC Eurasia Capital	9.375%	4/24/20	BB–	$1,275,000
13,468		Total Consumer Finance				14,038,710

		Containers & Packaging – 1.2%

240		Ardagh Packaging Finance / MP HD USA, 144A	7.000%	11/15/20	CCC+	242,400

2,300		Ardagh Packaging Finance / MP HD USA, 144A, (4)	6.750%	1/31/21	CCC+	2,300,000

3,000		Cascades Inc., 144A, (4)	5.500%	7/15/22	Ba3	2,910,000

2,000		PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	2,035,000

2,900		Reynolds Group	9.875%	8/15/19	CCC+	3,121,125
10,440		Total Containers & Packaging				10,608,525

		Diversified Consumer Services – 1.0%

3,000		Gibson Brands Inc., 144A	8.875%	8/01/18	B–	2,932,500

3,000		Jones Group Inc.	6.125%	11/15/34	CCC	2,092,500

2,300	GBP	Twinkle Pizza Holdings PLC, 144A	8.625%	8/01/22	CCC+	3,599,984
		Total Diversified Consumer Services				8,624,984

		Diversified Financial Services – 2.0%

4,250		CNG Holdings Inc., 144A	9.375%	5/15/20	B–	3,336,250

2,800		Fly Leasing Limited, (WI/DD)	6.375%	10/15/21	BB	2,772,000

3,000		Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	3,067,500

2,300		Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	2,265,500

2,350		Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	2,273,625

3,960		Nationstar Mortgage LLC Capital Corporation, (4)	7.875%	10/01/20	B+	3,999,600
18,660		Total Diversified Financial Services				17,714,475

		Diversified Telecommunication Services – 1.5%

3,250		CenturyLink Inc.	7.650%	3/15/42	BB+	3,201,250

2,950		Consolidated Communications Finance Company, 144A	6.500%	10/01/22	B–	2,935,250

3,800		IntelSat Jackson Holdings	6.625%	12/15/22	B–	3,838,000

2,650		WideOpenWest Finance Capital Corporation	13.375%	10/15/19	CCC+	2,981,250
12,650		Total Diversified Telecommunication Services				12,955,750

		Electric Utilities – 1.2%

2,000		Energy Future Intermediate Holding Company LLC, 144A, (9)	11.750%	3/01/22	D	2,362,500

3,450		Intergen NV, 144A, (4)	7.000%	6/30/23	B+	3,320,625

421		Midwest Generation LLC			B	431,117

2,500		RJS Power Holdings LLC, 144A	5.125%	7/15/19	BB–	2,475,000

1,000		Star Energy Geothermal Wayang Windu Limited, 144A	6.125%	3/27/20	B+	1,022,500

1,000		Texas Competitive Electric Holdings, 144A, (9)	11.500%	10/01/20	D	837,500
10,371		Total Electric Utilities				10,449,242

		Electronic Equipment, Instruments & Comp – 0.1%

1,000		Zebra Technologies Corporation, (WI/DD)	7.250%	10/15/22	B	1,000,000

Nuveen Investments	29

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Energy Equipment & Services – 2.7%

3,000		Compressco Partners LP / Compressco Finance Corporation, 144A	7.250%	8/15/22	B	$3,007,500

3,000		Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	2,985,000

2,500		Hercules Offshore LLC, 144A, (4)	8.750%	7/15/21	B	2,175,000

8,000	NOK	North Atlantic Drilling Limited	6.080%	10/30/18	N/R	1,098,875

2,950		Offshore Group Investment Limited, (4)	7.500%	11/01/19	B–	2,736,123

2,250		Oro Negro Drilling PTE Limited, 144A	7.500%	1/24/19	N/R	2,244,375

3,000		Prospector Finance II SA	7.750%	6/19/19	N/R	2,910,000

2,500		Exploration Holdings Inc., 144A	10.000%	7/15/19	B–	2,450,000

1,800		Santa Maria Offshore Limited	8.875%	7/03/18	N/R	1,903,500

2,500		Seventy Seven Energy Inc., 144A, (4)	6.500%	7/15/22	B	2,456,250
		Total Energy Equipment & Services				23,966,623

		Food & Staples Retailing – 0.5%

2,500		Kehe Distributors LLC Finance, 144A	7.625%	8/15/21	B–	2,650,000

2,000		Roundy’s Supermarkets Inc., 144A	10.250%	12/15/20	B3	1,850,000
4,500		Total Food & Staples Retailing				4,500,000

		Food Products – 2.0%

2,500		Diamond Foods Inc., 144A	7.000%	3/15/19	CCC+	2,500,000

2,500		Dole Food Company, 144A	7.250%	5/01/19	CCC+	2,481,250

4,050		JBS Investments GmbH, 144A, (4)	7.250%	4/03/24	BB	4,131,000

3,000		Land O Lakes Capital Trust I	7.450%	3/15/28	BB	3,090,000

3,200		Marfrig Holding Europe BV, 144A, (4)	8.375%	5/09/18	B	3,280,000

2,000		Southern States Cooperative Inc., 144A	10.000%	8/15/21	B	1,960,000
17,250		Total Food Products				17,442,250

		Gas Utilities – 0.7%

2,925		Ferrellgas LP	6.750%	1/15/22	B+	2,851,873

3,010		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	3,205,650
5,935		Total Gas Utilities				6,057,523

		Health Care Equipment & Supplies – 0.7%

1,050	EUR	Labco SAS, Reg S	8.500%	1/15/18	BB–	1,390,862

2,500		Tenet Healthcare Corporation	6.250%	11/01/18	Ba2	2,656,250

1,800		Tenet Healthcare Corporation	6.875%	11/15/31	B3	1,737,000
		Total Health Care Equipment & Supplies				5,784,112

		Health Care Providers & Services – 2.2%

3,000		Bioscrip Inc., 144A	8.875%	2/15/21	CCC	3,071,250

2,275		Community Health Systems, Inc., 144A	5.125%	8/01/21	BB+	2,269,313

1,250		HCA Holdings Inc.	6.250%	2/15/21	B2	1,306,250

1,935		Kindred Healthcare Inc., 144A	6.375%	4/15/22	B–	1,886,625

3,053		Lifepoint Hospitals Inc.	5.500%	12/01/21	Ba2	3,091,163

30	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Health Care Providers & Services (continued)

3,200		Mallinckrodt International Finance SA, 144A	5.750%	8/01/22	BB–	$3,224,000

2,000		Opal Acquisition Inc., 144A	8.875%	12/15/21	CCC+	2,065,000

2,150		Select Medical Corporation, (4)	6.375%	6/01/21	B–	2,150,000

–	(10)	Symbion Inc.	11.000%	8/23/15	CCC+	491
18,863		Total Health Care Providers & Services				19,064,092

		Hotels, Restaurants & Leisure – 2.2%

850		1011778 BC ULC/NEW RED FINANCE INC., 144A, (WI/DD)	6.000%	4/01/22	B–	844,688

1,250		Caesars Entertainment Resort Properties LLC, 144A, (4)	8.000%	10/01/20	B+	1,231,250

3,000		Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance Inc., 144A, (4)	9.375%	5/01/22	B–	2,625,000

3,350		Chukchansi Economic Development Authority, 144A	9.750%	11/15/20	CCC+	2,311,462

4,350		Mohegan Tribal Gaming Authority, (4)	9.750%	9/01/21	B3	4,398,936

2,000		Roc Finance LLC and Roc Finance 1 Corporation, 144A, (4)	12.125%	9/01/18	B	2,160,000

1,750		Shearer’s Foods LLC, 144A	9.000%	11/01/19	B1	1,903,125

250	EUR	TUI AG	4.500%	10/01/19	B+	321,606

1,000		Viking Cruises Limited, 144A	8.500%	10/15/22	B+	1,087,500

2,850		Wynn Macau Limited, 144A	5.250%	10/15/21	BB	2,750,250
		Total Hotels, Restaurants & Leisure				19,633,817

		Household Durables – 1.2%

2,500		Beazer Homes USA, Inc., (4)	7.500%	9/15/21	CCC+	2,543,750

2,975		Brookfield Residential Properties Inc., 144A, (4)	6.500%	12/15/20	BB–	3,086,563

2,000		K. Hovnanian Enterprises Inc.	5.000%	11/01/21	Ba3	1,740,000

3,000		Rialto Holdings LLC-Rialto Corporation	7.000%	12/01/18	B	3,060,000
10,475		Total Household Durables				10,430,313

		Independent Power & Renewable Electricity Producers – 1.1%

3,325		AES Corporation	5.500%	3/15/24	BB	3,233,563

2,500		Calpine Corporation, (4)	5.750%	1/15/25	B	2,428,125

3,500		GenOn Energy Inc.	7.875%	6/15/17	B	3,561,250
9,325		Total Independent Power & Renewable Electricity Producers				9,222,938

		Industrial Conglomerates – 0.5%

4,050		Stena AB, 144A, (4)	7.000%	2/01/24	BB	4,212,000

		Internet Software & Services – 0.1%

1,250		Equinix Inc.	5.375%	4/01/23	BB	1,237,500

		IT Services – 0.2%

2,175		NeuStar Inc., (4)	4.500%	1/15/23	BB–	1,924,875

		Leisure Equipment & Products – 0.8%

2,900		24 Hour Holdings III LLC, 144A, (4)	8.000%	6/01/22	CCC+	2,682,500

2,000		Cinemark USA Inc.	4.875%	6/01/23	BB–	1,905,000

Nuveen Investments	31

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Leisure Equipment & Products (continued)

2,925	CAD	Gateway Casinos & Entertainment Limited	8.500%	11/26/20	B+	$2,668,738
		Total Leisure Equipment & Products				7,256,238

		Machinery – 1.5%

2,395		Blueline Rental Finance Corporation, 144A	7.000%	2/01/19	B	2,460,863

3,515		Chassix Inc., 144A	9.250%	8/01/18	B–	3,471,063

3,000		Commercial Vehicle Group, (4)	7.875%	4/15/19	B	3,067,500

3,730		CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B+	3,981,775
12,640		Total Machinery				12,981,201

		Marine – 1.7%

10,313	NOK	BOA SBL AS, 144A	7.230%	4/19/18	N/R	1,609,134

10,011	NOK	E Forland AS	8.610%	9/04/18	B	1,577,738

2,000		Eletson Holdings Inc., 144A	9.625%	1/15/22	B	2,040,000

2,750		Global Ship Lease Inc., 144A	10.000%	4/01/19	B	2,866,875

2,500		Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	2,412,500

2,500		Navios South American Logisitics Inc., Finance US Inc., 144A, (4)	7.250%	5/01/22	B+	2,475,000

2,200		Topaz Marine SA, 144A, (4)	8.625%	11/01/18	B–	2,277,440
		Total Marine				15,258,687

		Media – 5.3%

2,300		Altice S.A, 144A, (4)	7.750%	5/15/22	B	2,374,750

932		Baker & Taylor Inc., 144A, (4)	15.000%	4/01/17	B3	876,080

2,000		Cequel Communication Holdings I, 144A, (4)	5.125%	12/15/21	B–	1,912,500

2,850		Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	2,736,000

3,200		Clear Channel Communications, Inc., (4)	10.000%	1/15/18	CCC–	2,681,696

4,000		Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	4,260,000

2,975		Gannett Company Inc.	5.125%	7/15/20	BB+	2,982,438

2,500		Harron Communications Finance, 144A	9.125%	4/01/20	B–	2,725,000

3,250		Lee Enterprises Inc., 144A	9.500%	3/15/22	B2	3,290,625

3,000		McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	3,315,000

3,600		Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B–	3,636,000

4,050		Numericable Group SA, 144A	6.000%	5/15/22	Ba3	4,080,375

1,000		Radio One Inc., 144A	9.250%	2/15/20	CCC	997,500

2,750		Sinclair Television Group	5.375%	4/01/21	B+	2,708,750

2,325		Sirius XM Radio Inc., 144A	6.000%	7/15/24	BB	2,359,875

2,500		SiTV Inc., 144A	10.375%	7/01/19	B–	2,468,750

3,150	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	2,833,720
		Total Media				46,239,059

		Metals & Mining – 5.2%

1,000		Aleris International Inc., (3)	10.000%	12/15/16	N/R	10

32	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Metals & Mining (continued)

2,450		ArcelorMittal	7.250%	10/15/39	BB+	$2,523,500

2,965		Century Aluminum Company, 144A	7.500%	6/01/21	B+	3,157,725

3,225		Coeur d’Alene Mines Corporation, (4)	7.875%	2/01/21	B+	3,023,438

813		Commercial Metals Inc.	4.875%	5/15/23	BB+	780,480

2,500		Compania Minera Ares SAC, 144A, (4)	7.750%	1/23/21	Ba1	2,638,250

3,925		Eldorado Gold Corporation, 144A, (4)	6.125%	12/15/20	BB	3,895,563

4,253		First Quantum Minerals Limited, 144A	6.750%	2/15/20	BB	4,295,530

1,750		FMG Resources, 144A, (4)	8.250%	11/01/19	BB+	1,809,063

2,000		Gold Fields Orogen Holdings BVI Limited, 144A	4.875%	10/07/20	BB+	1,780,000

2,500		GTL Trade Finance Inc., 144A	7.250%	4/16/44	BBB–	2,537,500

3,100		Imperial Metals Corporation, 144A, (4)	7.000%	3/15/19	B3	2,914,000

3,000		Magnetation LLC Finance Corporation, 144A	11.000%	5/15/18	B–	3,045,000

3,504		Northland Resources AB	15.000%	7/15/19	Caa2	700,886

1,583		Northland Resources AB, (9)	4.000%	10/15/20	D	31,659

2,750		Permian Holdings Incorporated, 144A	10.500%	1/15/18	B–	2,805,000

2,000		Tempel Steel Company, 144A	12.000%	8/15/16	CCC+	2,000,000

2,950		Tupy S/A, 144A	6.625%	7/17/24	BB	3,001,625

2,400		Vedanta Resources PLC, 144A	6.000%	1/31/19	BB	2,424,000

2,400		Wise Metals Group, 144A	8.750%	12/15/18	CCC+	2,562,000
51,068		Total Metals & Mining				45,925,229

		Multiline Retail – 0.8%

2,750		Bon-Ton Department Stores Inc., (4)	8.000%	6/15/21	B–	2,461,250

2,700		J.C. Penney Company Inc., (4)	8.125%	10/01/19	Caa2	2,632,500

2,500		J.C. Penney Company Inc., (4)	7.400%	4/01/37	Caa2	2,087,500
7,950		Total Multiline Retail				7,181,250

		Oil, Gas & Consumable Fuels – 14.7%

3,000		American Eagle Energy Corporation, 144A	11.000%	9/01/19	Caa1	2,910,000

1,000		Antero Resources Finance Corporation, 144A, (4)	5.125%	12/01/22	BB	972,500

2,500		Armstrong Energy Inc.	11.750%	12/15/19	B–	2,725,000

1,500	CAD	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	1,352,739

3,500		Atlas Energy Holdings Operating Company	9.250%	8/15/21	B–	3,570,000

2,300		Bluewater Holding BV	10.000%	12/10/19	N/R	2,438,000

2,500		Bonanza Creek Energy Inc.	5.750%	2/01/23	B–	2,400,000

2,409		Calumet Specialty Products	7.625%	1/15/22	B+	2,445,135

3,000		CGG SA, (4)	6.875%	1/15/22	B+	2,662,500

2,500		Connacher Oil and Gas Limited, 144A, (4)	8.500%	8/01/19	B	1,906,250

2,750		Crestwood Midstream Partners LP	6.125%	3/01/22	BB	2,756,875

1,750		Diamondback Energy Inc., 144A	7.625%	10/01/21	B–	1,885,625

Nuveen Investments	33

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Oil, Gas & Consumable Fuels (continued)

3,200		EnQuest PLC, 144A, (4)	7.000%	4/15/22	B	$3,018,000

15,000	NOK	Exmar NV	6.230%	7/07/17	N/R	2,340,558

20,000	NOK	GasLog Limited	7.230%	6/27/18	N/R	3,253,045

2,875		Gastar Exploration Inc.	8.625%	5/15/18	B–	2,961,250

1,790		Gibson Energy, 144A	6.750%	7/15/21	BB	1,897,400

2,450		Halcon Resources Corporation.	9.750%	7/15/20	CCC+	2,492,875

3,000		Harkand Finance	7.500%	3/28/19	N/R	3,007,500

2,700		Hiland Partners LP/Hiland Partners Finance Corp., 144A	5.500%	5/15/22	B	2,625,750

2,500		Iona Energy Company UK	9.500%	9/27/18	N/R	2,356,250

2,680		Key Energy Services Inc., (4)	6.750%	3/01/21	BB–	2,579,500

1,965		Legacy Reserves LP Finance Corporation	6.625%	12/01/21	B	1,925,700

1,895		Linn Energy LLC Finance Corporation	6.250%	11/01/19	B1	1,849,994

4,275		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	4,264,313

1,910		MEG Energy Corporation, 144A	7.000%	3/31/24	BB	1,976,850

3,000		Metro Exploration Holding Inc.	10.000%	2/14/16	N/R	3,000,000

2,450		Midstates Petroleum Company Incorporated, (4)	10.750%	10/01/20	B–	2,541,875

1,451		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	1,421,980

1,500		Niska Gas Storage Canada ULC Finance Corporation, 144A	6.500%	4/01/19	B	1,312,500

1,461		Northern Blizzard Resources Inc., 144A	7.250%	2/01/22	B	1,504,830

2,300		Oasis Petroleum Inc.	6.875%	3/15/22	B+	2,426,500

3,075		Parsley Energy LLC Finance Corporation, 144A	7.500%	2/15/22	CCC+	3,171,092

2,500		Pertamina PT, 144A	4.875%	5/03/22	Baa3	2,502,500

1,820		PetroBakken Energy Limited, 144A, (4)	8.625%	2/01/20	B–	1,801,800

2,800		Rose Rock Midstream LP/Rose Rock Finance Corporation, 144A	5.625%	7/15/22	B1	2,772,000

2,000		Rosetta Resources Inc., (4)	5.875%	6/01/24	B+	1,965,000

3,274		Sabine Pass Liquefaction LLC, (4)	5.625%	2/01/21	BB+	3,364,035

2,352		Sabine Pass LNG LP	7.500%	11/30/16	BB+	2,493,355

1,450		Samson Investment Company	9.750%	2/15/20	B3	1,315,875

3,000		Sanchez Energy Corporation	7.750%	6/15/21	B–	3,210,000

3,800		Sandridge Energy Inc., (4)	8.125%	10/15/22	B2	3,795,250

3,000		Sanjel Corporation, 144A	7.500%	6/19/19	N/R	2,955,000

2,750		Seadrill Limited, 144A, (4)	6.625%	9/15/20	N/R	2,565,750

2,500		Seitel Inc., (4)	9.500%	4/15/19	B	2,687,500

13,000	NOK	Ship Finance International Limited	5.930%	3/19/19	N/R	1,972,839

1,000		Sterling Resources UK Limited	9.000%	4/30/19	N/R	992,500

1,750		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	1,872,500

3,030		Talos Production LLC, 144A	9.750%	2/15/18	CCC+	3,120,900

2,500		Teine Energy Limited, 144A	6.875%	9/30/22	B3	2,453,125

2,300		Ultra Petroleum Corporation, 144A, (4)	6.125%	10/01/24	BB	2,196,500

34	Nuveen Investments

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Oil, Gas & Consumable Fuels (continued)

2,025	Vanguard Natural Resources Finance, (4)	7.875%	4/01/20	B	$2,095,875

2,895	Western Refining Inc.	6.250%	4/01/21	B+	2,895,000
	Total Oil, Gas & Consumable Fuels				128,979,690

	Paper & Forest Products – 2.1%

2,500	Appvion Inc., 144A	9.000%	6/01/20	B2	2,065,625

3,550	Millar Western Forest Products Ltd	8.500%	4/01/21	B–	3,727,500

3,675	Resolute Forest Products, (4)	5.875%	5/15/23	BB–	3,397,078

4,550	Sappi Papier Holding GMBH, 144A, (4)	6.625%	4/15/21	BB	4,709,250

1,950	Tembec Industries, Inc., 144A, (WI/DD)	9.000%	12/15/19	B–	1,964,625

3,500	Verso Paper Holdings LLC, (4)	11.750%	1/15/19	Caa3	2,870,000
19,725	Total Paper & Forest Products				18,734,078

	Personal Products – 0.5%

3,750	Albea Beauty Holdings SA, 144A, (4)	8.375%	11/01/19	B+	3,998,438

	Pharmaceuticals – 0.3%

2,900	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	2,979,750

	Real Estate Investment Trust – 0.8%

2,650	CTR Partnership LP/CareTrust Capital Corporation, 144A	5.875%	6/01/21	B+	2,650,000

1,750	KWG Property Holdings Limited	13.250%	3/22/17	B+	1,977,500

2,235	Realogy Group LLC/Realogy Co-Issuer Corporation, 144A, (4)	4.500%	4/15/19	B	2,156,775
6,635	Total Real Estate Investment Trust				6,784,275

	Real Estate Management & Development – 1.9%

2,000	Country Garden Holding Company, 144A, (4)	7.500%	1/10/23	BB+	1,915,000

1,800	Future Land Development Holdings Limited	10.250%	7/21/19	B+	1,737,000

2,000	Gemdale International Investment Limited	7.125%	11/16/17	Ba3	2,025,000

3,000	Hunt Companies Inc.	9.625%	3/01/21	N/R	3,120,000

3,500	Kaisa Group Holdings Limited, 144A	8.875%	3/19/18	BB–	3,543,750

3,965	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	3,955,088
16,265	Total Real Estate Management & Development				16,295,838

	Road & Rail – 0.8%

1,950	Jack Cooper Holdings Corporation, 144A	9.250%	6/01/20	B2	2,096,250

2,500	JCH Parent Inc., 144A	10.500%	3/15/19	Caa2	2,443,750

2,750	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	2,763,750
7,200	Total Road & Rail				7,303,750

	Semiconductors & Semiconductor Equipment – 0.3%

2,500	Advanced Micro Devices, Inc., (4)	7.000%	7/01/24	B	2,387,500

	Software – 0.5%

2,000	BCP Singapore VI Cayman Financing Company Limited, 144A	8.000%	4/15/21	BB–	2,050,000

Nuveen Investments	35

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Software (continued)

2,500		Boxer Parent Company Inc./BMC Software, 144A, (4)	9.000%	10/15/19	CCC+	$2,300,000
4,500		Total Software				4,350,000

		Specialty Retail – 1.5%

2,000		Chino Intermediate Holdings A Inc., 144A, (4)	7.750%	5/01/19	CCC+	1,895,000

2,000		Guitar Center Inc., 144A, (4)	9.625%	4/15/20	CCC	1,535,000

2,850		Neiman Marcus Mariposa Borrower/Merger Sub LLC, 144A, (4)	8.000%	10/15/21	CCC+	2,964,000

1,465		rue21, Inc., 144A, (4)	9.000%	10/15/21	CCC	1,076,775

3,375		The Men’s Warehouse Inc., 144A, (4)	7.000%	7/01/22	B2	3,408,750

2,500		Toys R Us Property Company II LLC, (4)	8.500%	12/01/17	Ba3	2,518,750
14,190		Total Specialty Retail				13,398,275

		Textiles, Apparel & Luxury Goods – 0.4%

3,450		Polymer Group Inc., 144A	6.875%	6/01/19	CCC+	3,432,750

		Tobacco – 0.2%

2,000		Vector Group Limited	7.750%	2/15/21	Ba3	2,105,000

		Transportation Infrastructure – 0.9%

2,500	EUR	CMA CGM SA, 144A	8.750%	12/15/18	B–	3,299,736

4,000		Navigator Holdings Limited	9.000%	12/18/17	N/R	4,350,000
		Total Transportation Infrastructure				7,649,736

		Wireless Telecommunication Services – 3.1%

15,500	SEK	AINMT Scandinavia Holdings AB	9.750%	3/19/19	N/R	2,142,632

2,000		Citizens Communications Company	9.000%	8/15/31	BB	2,075,000

2,075		FairPoint Communications Inc., 144A	8.750%	8/15/19	B	2,173,563

2,650		Frontier Communications Corporation	6.250%	9/15/21	BB	2,623,500

3,325		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	3,250,188

3,750		Sprint Corporation, 144A	7.250%	9/15/21	BB–	3,904,688

3,300		Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	3,234,000

2,800	EUR	Wind Acquisition Finance SA, 144A	4.000%	7/15/20	BB	3,487,931

4,000		Wind Acquisition Finance SA, 144A	7.375%	4/23/21	B	4,020,000
		Total Wireless Telecommunication Services				26,911,502
		Total Corporate Bonds (cost $729,855,902)				715,188,302

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		CONVERTIBLE BONDS – 0.5%

		Metals & Mining – 0.0%

$1,500		Great Western Mineral Group	8.000%	4/06/17	N/R	$375,000

		Oil, Gas & Consumable Fuels – 0.5%

1,465		Alpha Natural Resources Inc.	4.875%	12/15/20	CCC+	867,097

36	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Oil, Gas & Consumable Fuels (continued)

$3,300		DCP Midstream LLC	5.850%	5/21/43	Baa3	$3,258,750
4,765		Total Oil, Gas & Consumable Fuels				4,125,847
$6,265		Total Convertible Bonds (cost $5,777,573)				4,500,847

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.5%

		Banks – 3.1%

4,970	EUR	Barclays PLC	6.500%	N/A (11)	BB+	$6,029,436

3,000	EUR	Barclays PLC	8.000%	N/A (11)	BB+	3,940,737

$3,385		BBVA International Preferred Uniperson, (4)	5.919%	N/A (11)	BB	3,448,469

3,150		Dresdner Funding Trust, 144A	8.151%	6/30/31	BB	3,717,000

4,138		Lloyd’s Banking Group PLC, (4)	7.500%	N/A (11)	BB	4,262,140

750		RBS Capital Trust	2.030%	N/A (11)	B+	731,250

2,900		Societe Generale, 144A	0.982%	N/A (11)	BB+	2,610,000

2,000		Societe Generale, 144A	7.875%	N/A (11)	BB+	2,000,000
		Total Banks				26,739,032

		Capital Markets – 0.8%

3,500	EUR	Baggot Securities Limited, 144A	10.240%	N/A (11)	N/R	4,685,941

2,840		Goldman Sachs Capital II	4.000%	N/A (11)	BB+	2,159,820
		Total Capital Markets				6,845,761

		Consumer Finance – 0.2%

2,000		AFGC Capital Trust I, 144A	6.000%	1/15/67	CCC	1,640,000

		Diversified Financial Services – 0.3%

3,000		Banco BTG Pactual SA/Luxembourg, 144A, (4)	8.750%	N/A (11)	Ba3	3,040,500

		Industrial Conglomerates – 0.2%

2,000		OAS Financial Limited, 144A	8.875%	N/A (11)	BB–	1,869,400

		Insurance – 0.7%

500		Genworth Financial Inc., (4)	6.150%	11/15/66	Ba1	440,000

3,000		Glen Meadows Pass-Through Trust	6.505%	2/12/67	BB+	2,970,000

3,000		XL Capital Ltd	6.500%	N/A (11)	BBB	2,902,500
6,500		Total Insurance				6,312,500

		Oil, Gas & Consumable Fuels – 0.2%

1,750		Odebrecht Oil and Gas Finance	7.000%	N/A (11)	BBB–	1,706,249
		Total $1,000 Par (or similar) Institutional Preferred (cost $44,975,629)				48,153,442

Nuveen Investments	37

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (5)	Value

	ASSET-BACKED SECURITIES – 0.0%

$2	Green Tree Financial Corporation, Manufactured Housing Contract Pass Through Certificates, Series 1998-1	6.040%		11/01/29	AA	$1,877
$2	Total Asset-Backed Securities (cost $1,825)					1,877

Shares	Description (1), (12)					Value

	INVESTMENT COMPANIES—1.3%

139,000	Blackrock Credit Allocation Income Trust IV					$1,850,090

53,000	BlackRock MuniHoldings Insured Fund Inc.					687,410

144,500	First Trust Strategic High Income Fund II					2,223,855

32,500	Gabelli Global Gold Natural Resources and Income Trust, (4)					300,625

151,500	Invesco Dynamic Credit Opportunities Fund					1,871,025

40,000	Invesco Municipal Income Opportunities Trust, (4)					271,600

193,500	Pimco Income Strategy Fund					2,310,390

160,000	Pioneer Floating Rate Trust					1,880,000

21,351	WhiteHorse Finance Incorporated					282,901
	Total Investment Companies (cost $11,707,351)					11,677,896

Shares	Description (1)					Value

	WARRANTS – 0.0%

6,707	FairPoint Communications Inc.					$134
	Total Warrants (cost $0)					134
	Total Long-Term Investments (cost $871,550,766)					861,577,559

Shares	Description (1)	Coupon				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 18.8%

	Money Market Funds – 18.8%

164,848,248	Mount Vernon Securities Lending Trust Prime Portfolio, (14)	0.177%	(13)			$164,848,248
	Total Investments Purchased with Collateral from Securities Lending (cost $164,848,248)					164,848,248

Shares	Description (1)	Coupon				Value

	SHORT-TERM INVESTMENTS – 0.0%

	Money Market Funds – 0.0%

105,788	First American Treasury Obligations Fund, Class Z	0.000%	(13)			$105,788
	Total Short-Term Investments (cost $105,788)					105,788
	Total Investments (cost $1,036,504,802) – 117.1%					1,026,531,595
	Other Assets Less Liabilities – (17.1)% (15)					(149,808,791)
	Net Assets – 100%					$876,722,804

38	Nuveen Investments

Investments in Derivatives as of September 30, 2014

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (15)
Citigroup	Canadian Dollar	13,385,000	U.S. Dollar	12,195,233	10/31/14	$253,398
Citigroup	Euro	31,945,900	U.S. Dollar	42,397,640	11/28/14	2,031,616
Citigroup	Euro	250,000	U.S. Dollar	321,093	11/28/14	5,199
Citigroup	Euro	199,000	U.S. Dollar	257,100	11/28/14	5,649
Citigroup	Norwegian Krone	112,460,000	U.S. Dollar	18,243,462	11/28/14	776,186
Citigroup	Norwegian Krone	6,280,000	U.S. Dollar	971,966	11/28/14	(3,443)
Citigroup	Pound Sterling	2,290,000	U.S. Dollar	3,851,895	10/31/14	140,480
Citigroup	Swedish Krona	15,525,000	U.S. Dollar	2,250,718	10/29/14	99,511
Citigroup	U.S. Dollar	1,993,954	Euro	1,540,000	11/28/14	(48,049)
Citigroup	U.S. Dollar	1,947,450	Euro	1,500,000	11/28/14	(52,088)
Citigroup	U.S. Dollar	1,470,393	Norwegian Krone	9,400,000	11/28/14	(10,386)
Citigroup	U.S. Dollar	1,065,588	Norwegian Krone	6,860,000	11/28/14	(94)
Citigroup	U.S. Dollar	975,919	Norwegian Krone	6,280,000	11/28/14	(510)
						$3,197,469

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (16)	Current Credit Spread (17)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC*	Markit CDX NA HY22 Index	Buy	3.55%	$24,750,000	5.000%	6/20/19	$(1,513,539)	$257,991
*	Citigroup is the clearing broker for this transaction.

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation Depreciation)
Bank of America*	$37,000,000	Receive	3-Month USD-LIBOR-BBA	1.573%	Semi-Annually	10/10/18	$(86,901)	$(87,357)
*	Citigroup is the clearing broker for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(173)	12/14	$(20,458,602)	$61,950
U.S. Treasury Ultra Bond	Short	(19)	12/14	(2,897,500)	42,260
				$(23,356,102)	$104,210

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

Nuveen Investments	39

Nuveen High Income Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$12,824,149	$—	$63,745	$12,887,894
Convertible Preferred Securities	3,131,200	—	—	3,131,200
Variable Rate Senior Loan Interests	—	30,323,082	—	30,323,082
$25 Par (or similar) Retail Preferred	32,518,135	3,194,750	—	35,712,885
Corporate Bonds	—	715,188,292	10	715,188,302
Convertible Bonds	—	4,500,847	—	4,500,847
$1,000 Par (or similar) Institutional Preferred	—	48,153,442	—	48,153,442
Asset-Backed and Mortgage-Backed Securities	—	1,877	—	1,877
Investment Companies	11,677,896	—	—	11,677,896
Warrants	—	134	—	134
Investments Purchased with Collateral from Securities Lending	164,848,248	—	—	164,848,248
Short-Term Investments:
Money Market Funds	105,788	—	—	105,788
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	—	3,197,469	—	3,197,469
Credit Default Swaps*	—	257,991	—	257,991
Interest Rate Swaps*	—	(87,357)	—	(87,357)
Futures Contracts*	104,210	—	—	104,210
Total	$225,209,626	$804,730,527	$63,755	$1,030,003,908
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $1,037,234,001.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$17,238,631
Depreciation	(27,941,037)
Net unrealized appreciation (depreciation) of investments	$(10,702,406)

40	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $161,020,679.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(9)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(10)	Principal Amount (000) rounds to less than $1,000.

(11)	Perpetual security. Maturity date is not applicable.

(12)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(13)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(14)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(15)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(16)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(17)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(18)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.

N/A	Not applicable.

REIT	Real Estate Investment Trust.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

SEK	Swedish Krona

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

Nuveen Investments	41

Nuveen Inflation Protected Securities Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1), (2)				Value

	LONG-TERM INVESTMENTS – 98.7%

	EXCHANGE-TRADED FUNDS – 0.1%

16,000	PowerShares Senior Loan Portfolio				$388,480
	Total Exchange-Traded Funds (cost $401,817)				388,480

Shares	Description (1)	Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.1%

	Banks – 0.1%

200	Bank of America Corporation	7.250%		BB	$229,300

	Metals & Mining – 0.0%

5,000	ArcelorMittal	6.000%		BB–	105,650
	Total Convertible Preferred Securities (cost $279,350)				334,950

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.1%

	Capital Markets – 0.1%

15,000	UBS Preferred Funding Trust IV	0.850%		BB+	$300,000
	Total $25 Par (or similar) Retail Preferred (cost $241,200)				300,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 6.8%

	Aerospace & Defense – 0.0%

$200	Bombardier Inc., 144A	6.000%	10/15/22	BB–	$199,000

	Airlines – 0.0%

175	Air Canada, 144A	6.750%	10/01/19	BB	185,938

	Auto Components – 0.1%

250	Allison Transmission Inc., 144A	7.125%	5/15/19	B+	261,875

200	Gestamp Funding Luxembourg SA, 144A	5.625%	5/31/20	BB	202,000
450	Total Auto Components				463,875

	Automobiles – 0.2%

300	Chrysler GP/CG Company	8.000%	6/15/19	B1	318,375

250	Jaguar Land Rover PLC, 144A	8.125%	5/15/21	BB	273,438
550	Total Automobiles				591,813

	Banks – 0.2%

200	Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB–	203,900

385	CIT Group Inc., 144A	5.500%	2/15/19	BB–	402,806

150	ScotiaBank Peru SA, 144A	4.500%	12/13/27	A–	144,000
735	Total Banks				750,706

42	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Building Products – 0.1%

$250	Owens Corning Incorporated	4.200%	12/15/22	BBB–	$254,435

	Chemicals – 0.2%

200	Eagle Spinco Inc., (3)	4.625%	2/15/21	BB	192,000

250	Hexion US Finance	6.625%	4/15/20	B1	251,250

200	PolyOne Corporation, (3)	5.250%	3/15/23	BB	194,000
650	Total Chemicals				637,250

	Commercial Services & Supplies – 0.1%

250	Clean Harbors Inc.	5.250%	8/01/20	BB+	250,000

250	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	Ba3	263,750
500	Total Commercial Services & Supplies				513,750

	Computers & Peripherals – 0.1%

250	Hewlett Packard Company	3.750%	12/01/20	A–	259,215

	Construction & Engineering – 0.0%

200	AECOM Technology Corporation, 144A, (WI/DD)	5.750%	10/15/22	BB–	200,750

	Construction Materials – 0.0%

200	Norbord Inc., 144A	5.375%	12/01/20	Ba2	193,500

	Diversified Financial Services – 0.1%

225	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	227,250

	Diversified Telecommunication Services – 1.0%

200	CenturyLink Inc., (3)	6.750%	12/01/23	BB+	214,500

250	CyrusOne LP Finance	6.375%	11/15/22	B+	261,250

3,060	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,059,223
3,510	Total Diversified Telecommunication Services				3,534,973

	Electric Utilities – 0.2%

570	Comision Federal de Electricidad of the United States of Mexico, 144A	4.875%	5/26/21	BBB+	604,485

200	FirstEnergy Corporation	4.250%	3/15/23	Baa3	198,835
770	Total Electric Utilities				803,320

	Electronic Equipment, Instruments & Components – 0.1%

200	Anixter Inc.	5.125%	10/01/21	BB+	197,500

	Energy Equipment & Services – 0.2%

200	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	199,000

500	Regency Energy Partners Finance, (3)	6.500%	7/15/21	BB	525,000
700	Total Energy Equipment & Services				724,000

	Food Products – 0.1%

200	JBS Investments GmbH, 144A, (3)	7.250%	4/03/24	BB	204,000

Nuveen Investments	43

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Gas Utilities – 0.1%

$250	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	$261,875

	Health Care Providers & Services – 1.1%

1,700	Catholic Health Initiatives	1.600%	11/01/17	Aa3	1,707,446

200	Community Health Systems, Inc., 144A	5.125%	8/01/21	BB+	199,500

250	HCA Holdings Inc.	6.250%	2/15/21	B2	261,250

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,600,742
3,865	Total Health Care Providers & Services				3,768,938

	Hotels, Restaurants & Leisure – 0.1%

200	Aramark Corporation	5.750%	3/15/20	BB–	205,000

200	Wynn Macau Limited, 144A	5.250%	10/15/21	BB	193,000
400	Total Hotels, Restaurants & Leisure				398,000

	Household Durables – 0.1%

250	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	259,375

	Independent Power & Renewable Electricity Producers – 0.1%

200	AES Corporation	5.500%	3/15/24	BB	194,500

200	Dynegy Inc., (3)	5.875%	6/01/23	B+	186,500
400	Total Independent Power & Renewable Electricity Producers				381,000

	Industrial Conglomerates – 0.1%

200	Stena AB, 144A, (3)	7.000%	2/01/24	BB	208,000

	Machinery – 0.0%

200	Blueline Rental Finance Corporation, 144A	7.000%	2/01/19	B	205,500

	Media – 0.5%

200	Altice S.A, 144A	7.750%	5/15/22	B	206,500

200	Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	191,998

300	Dish DBS Corporation	4.250%	4/01/18	BB–	300,750

200	Gannett Company Inc.	5.125%	7/15/20	BB+	200,500

200	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B–	202,000

200	Numericable Group SA, 144A	6.000%	5/15/22	Ba3	201,500

200	Sirius XM Radio Inc., 144A	4.250%	5/15/20	BB	191,500

150	Sirius XM Radio Inc., 144A	6.000%	7/15/24	BB	152,250

200	WMG Acquisition Group, 144A	6.000%	1/15/21	B+	202,500
1,850	Total Media				1,849,498

	Metals & Mining – 0.5%

250	ArcelorMittal, (3)	6.750%	2/25/22	BB+	268,438

250	Cliffs Natural Resources Inc., (3)	4.800%	10/01/20	BBB–	193,750

250	Coeur d’Alene Mines Corporation, Convertible Bond	7.875%	2/01/21	B+	234,375

200	Commercial Metals Inc.	4.875%	5/15/23	BB+	192,000

44	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Metals & Mining (continued)

$200	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	$198,500

150	FMG Resources, 144A, (3)	8.250%	11/01/19	BB+	155,063

225	Steel Dynamics, Inc., 144A, (3)	5.500%	10/01/24	BB+	226,125

200	Vedanta Resources PLC, 144A	6.000%	1/31/19	BB	202,000
1,725	Total Metals & Mining				1,670,251

	Oil, Gas & Consumable Fuels – 0.5%

200	Bill Barrett Corporation, (3)	7.000%	10/15/22	B2	198,500

250	Calumet Specialty Products	7.625%	1/15/22	B+	253,750

200	Chesapeake Energy Corporation	6.125%	2/15/21	BB+	217,500

250	Linn Energy LLC Finance Corporation	6.250%	11/01/19	B1	244,063

250	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	249,375

100	Murphy Oil USA Inc.	6.000%	8/15/23	BB	104,250

200	Range Resources Corporation	5.000%	8/15/22	BB	204,500

200	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	205,500

150	Targa Resources Inc.	4.250%	11/15/23	BB+	144,000
1,800	Total Oil, Gas & Consumable Fuels				1,821,438

	Personal Products – 0.1%

200	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B+	213,250

	Pharmaceuticals – 0.1%

250	Endo Finance Company, 144A	7.000%	12/15/20	B+	261,250

250	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	256,875
500	Total Pharmaceuticals				518,125

	Real Estate Investment Trust – 0.1%

200	CTR Partnership LP/CareTrust Capital Corporation, 144A	5.875%	6/01/21	B+	200,000

200	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc., (3)	4.375%	11/01/18	BBB–	203,000
400	Total Real Estate Investment Trust				403,000

	Real Estate Management & Development – 0.1%

200	Country Garden Holding Company, 144A, (3)	11.125%	2/23/18	BB+	215,760

	Road & Rail – 0.1%

175	Hertz Corporation	7.375%	1/15/21	B	184,625

	Wireless Telecommunication Services – 0.5%

250	Digicel Limited, 144A	7.000%	2/15/20	B1	257,500

225	Frontier Communications Corporation	7.625%	4/15/24	BB	233,438

150	Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	146,625

200	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	207,500

200	Softbank Corporation, 144A, (3)	4.500%	4/15/20	BB+	199,500

200	Sprint Nextel Corporation, (3)	7.000%	3/01/20	BB+	218,749

Nuveen Investments	45

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Wireless Telecommunication Services (continued)

$400	Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	$392,000
1,625	Total Wireless Telecommunication Services				1,655,312
$23,805	Total Corporate Bonds (cost $24,209,852)				23,955,222

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.1%

	Capital Markets – 0.0%

$200	Goldman Sachs Capital II	4.000%	N/A (5)	BB+	$152,100

	Insurance – 0.1%

175	Genworth Financial Inc.	6.150%	11/15/66	Ba1	154,000
$375	Total $1,000 Par (or similar) Institutional Preferred (cost $330,346)				306,100

Principal Amount (000)	Description (1)		Optional Call Provisions (6)	Ratings (4)	Value

	MUNICIPAL BONDS – 1.1%

	Illinois – 0.3%

$1,130	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A–	$1,256,470

	Maryland – 0.4%

1,250	Baltimore County, Maryland, General Obligation Bonds, Taxable Series 2012, 0.951%, 8/01/17		No Opt. Call	AAA	1,259,288

	Ohio – 0.4%

820	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2013B, 1.233%, 12/01/16		No Opt. Call	AA+	829,127

400	Kings Local School District, Warren County, Ohio, General Obligation Bonds, School Improvement, Taxable Series 2013B, 3.750%, 12/01/18		No Opt. Call	AA	429,735
1,220	Total Ohio				1,258,862
$3,600	Total Municipal Bonds (cost $3,633,505)				3,774,620

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATION – 81.8%

$1,900	Federal National Mortgage Association	0.000%	10/09/19	Aaa	$1,685,175

900	Private Export Funding	2.250%	3/15/20	Aaa	901,705

6,920	U.S. Treasury Bonds	3.875%	4/15/29	Aaa	9,761,898

4,991	U.S. Treasury Inflation Indexed Obligations	1.625%	1/15/15	Aaa	4,994,469

7,064	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/16	Aaa	7,146,156

19,883	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/17	Aaa	20,147,103

620	U.S. Treasury Inflation Indexed Obligations	1.625%	1/15/18	Aaa	658,200

14,929	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/18	Aaa	15,048,226

46	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATION (continued)

$6,752	U.S. Treasury Inflation Indexed Obligations	2.125%	1/15/19	Aaa	$7,376,540

4,067	U.S. Treasury Inflation Indexed Obligations, (3)	0.125%	4/15/19	Aaa	4,076,930

6,126	U.S. Treasury Inflation Indexed Obligations	1.375%	1/15/20	Aaa	6,515,767

14,142	U.S. Treasury Inflation Indexed Obligations, (3)	1.250%	7/15/20	Aaa	15,014,718

16,555	U.S. Treasury Inflation Indexed Obligations	1.125%	1/15/21	Aaa	17,364,404

16,728	U.S. Treasury Inflation Indexed Obligations	0.625%	7/15/21	Aaa	17,065,628

22,632	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/22	Aaa	22,111,931

15,530	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/22	Aaa	15,160,185

26,852	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/23	Aaa	25,979,467

16,068	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/23	Aaa	15,893,587

12,937	U.S. Treasury Inflation Indexed Obligations	0.625%	1/15/24	Aaa	13,001,769

3,010	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/24	N/R	2,889,998

10,010	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/25	Aaa	11,724,779

6,272	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/26	Aaa	7,138,852

5,139	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/27	Aaa	6,082,699

1,700	U.S. Treasury Inflation Indexed Obligations	1.750%	1/15/28	Aaa	1,892,390

4,014	U.S. Treasury Inflation Indexed Obligations	3.625%	4/15/28	Aaa	5,450,934

4,100	U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	5,004,614

5,545	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/40	Aaa	6,861,404

5,162	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/41	Aaa	6,422,598

8,684	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/42	Aaa	7,950,960

4,042	U.S. Treasury Inflation Indexed Obligations	0.625%	2/15/43	Aaa	3,567,844

1,228	U.S. Treasury Inflation Indexed Obligations	1.375%	2/15/44	Aaa	1,312,115
$274,502	Total U.S. Government and Agency Obligations (cost $287,257,206)				$286,203,045

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 7.7%

$3,040	Colony Anerican Homes Trust 2014-1A	1.400%	5/17/31	Aaa	$3,044,401

2,000	Commercial Mortgage Pass Through Certificates Series 2012-CR4	1.801%	10/17/45	AAA	1,989,658

640	Credit Suisse Commercial Mortgage Trust, 2014-ICE	1.704%	4/15/27	A–	641,382

730	DBUBS Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	758,607

680	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.484%	5/25/45	Aaa	680,663

4,081	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10	5.991%	8/10/45	A	4,457,260

3,800	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	4,162,007

481	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	486,313

Nuveen Investments	47

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,955	JPMorgan JPMBB Commercial Mortgage Securities Trust, Pass Through Certificates, Series 2013-C12	3.664%		7/17/45	AAA	$3,034,292

80	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%		2/25/41	AAA	80,862

2,000	UBS Barclays Commercial Mortgage Trust 2012-C4	2.850%		12/12/45	AAA	1,943,314

2,025	Wells Fargo-Royal Bank of Scotland Commercial Mortgage Trust, Series 2012-C10 A3	2.875%		12/15/45	Aaa	1,981,193

3,370	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20	3.995%		5/17/47	Aaa	3,523,116
$25,882	Total Asset-Backed and Mortgage-Backed Securities (cost $27,191,377)					$26,783,068

Shares	Description (1), (2)					Value

	INVESTMENT COMPANIES – 0.2%

10,500	Blackrock Credit Allocation Income Trust IV					$139,755

5,000	Invesco Dynamic Credit Opportunities Fund					61,750

35,000	Pimco Income Strategy Fund					417,900

5,000	Pioneer Floating Rate Trust					58,750
	Total Investment Companies (cost $667,217)					678,155

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (4)	Value

	SOVEREIGN DEBT – 0.7%

	Canada – 0.6%

$1,500	Quebec Province	7.500%		7/15/23	Aa2	$1,997,330

	Poland – 0.1%

250	Republic of Poland	6.375%		7/15/19	A2	293,750
$1,750	Total Sovereign Debt (cost $2,291,930)					2,291,080
	Long-Term Investments (cost $346,503,800)					$345,014,720

Shares	Description (1)	Coupon				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 6.3%

	Money Market Funds – 6.3%

22,192,418	Mount Vernon Securities Lending Trust Prime Portfolio, (8)	0.177%	(7)			$22,192,418
	Total Investments Purchased with Collateral from Securities Lending (cost $22,192,418)					22,192,418

Shares	Description (1)	Coupon				Value

	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.9%

3,216,454	First American Treasury Obligations Fund, Class Z	0.000%	(7)			$3,216,454
	Total Short-Term Investments (cost $3,216,454)					3,216,454
	Total Investments (cost $371,912,672) – 105.9%					370,423,592
	Other Assets Less Liabilities – (5.9)%					(20,641,841)
	Net Assets – 100%					$349,781,751

48	Nuveen Investments

Investments in Derivatives as of September 30, 2014

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan*	$3,500,000	Receive	3-Month USD-LIBOR-BBA	2.739%	Semi-Annually	11/21/23	$(82,825)	$(83,216)
*	Citigroup is the clearing broker for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(371)	12/14	$(43,873,649)	$111,152
U.S. Treasury 10-Year Note	Long	106	12/14	13,211,906	(5,757)
U.S. Treasury Long Bond	Long	99	12/14	13,652,719	(138,666)
U.S. Treasury Ultra Bond	Short	(28)	12/14	(4,270,000)	(35,019)
				$(21,279,024)	$(68,290)
*	The aggregate Notional Amount at Value of long and short positions is $26,864,625 and $(48,143,649), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$388,480	$—	$—	$388,480
Convertible Preferred Securities	334,950	—	—	334,950
$25 Par (or similar) Retail Preferred	300,000	—	—	300,000
Corporate Bonds	—	23,955,222	—	23,955,222
$1,000 Par (or similar) Institutional Preferred	—	306,100	—	306,100
Municipal Bonds	—	3,774,620	—	3,774,620
U.S. Government and Agency Obligations	—	286,203,045	—	286,203,045
Asset-Backed and Mortgage-Backed Securities	—	26,783,068	—	26,783,068
Investment Companies	678,155	—	—	678,155
Sovereign Debt	—	2,291,080	—	2,291,080
Investments Purchased with Collateral from Securities Lending	22,192,418	—	—	22,192,418
Short-Term Investments:
Money Market Funds	3,216,454	—	—	3,216,454
Investments in Derivatives:
Interest Rate Swaps*	—	(83,216)	—	(83,216)
Futures Contracts*	(68,290)	—	—	(68,290)
Total	$27,042,167	$343,229,919	$—	$370,272,086
*	Represents net unrealized appreciation (depreciation).

Nuveen Investments	49

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $372,614,677.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$6,519,373
Depreciation	(8,710,458)
Net unrealized appreciation (depreciation) of investments	$(2,191,085)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the exchange-traded funds and investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $21,684,204.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed-delivery basis.

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

50	Nuveen Investments

Nuveen Intermediate Government Bond Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 95.4%

	CORPORATE BONDS – 0.4%

	Health Care Providers & Services – 0.4%

$400	Catholic Health Initiatives	1.600%	11/01/17	Aa3	$401,753
$400	Total Corporate Bonds (cost $399,884)				401,753

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	MUNICIPAL BONDS – 3.7%

	Connecticut – 0.4%

$385	Connecticut State, General Obligation Bonds, Various Purpose Taxable Series 2012B, 0.465%, 10/15/14		No Opt. Call	AA	$385,042

	Louisiana – 0.6%

500	Louisiana Local Government Environmental Facilities and Community Development Authority, System Restoration Revenue Bonds, Louisiana Utilities Restoration Corporation Project/EGSL, Series 2010, 3.220%, 2/01/21		No Opt. Call	AAA	521,245

	Maryland – 0.6%

570	Baltimore County, Maryland, General Obligation Bonds, Taxable Series 2012, 0.554%, 8/01/15		No Opt. Call	AAA	571,340

	Ohio – 2.1%

145	Akron, Ohio, General Obligation Bonds, Refunding Various Purpose Series 2014B, 0.950%, 12/01/16		No Opt. Call	AA–	145,004

345	Columbus, Ohio, General Obligation Bonds, Various Purpose, Taxable Series 2014C, 3.000%, 2/15/19		No Opt. Call	AAA	366,497

285	Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan Sewer District of Greater Cincinnati, Refunding Series 2013B, 1.233%, 12/01/16		No Opt. Call	AA+	288,172

250	Kings Local School District, Warren County, Ohio, General Obligation Bonds, School Improvement, Taxable Series 2013B, 3.750%, 12/01/18		No Opt. Call	AA	268,585

845	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	893,393
1,870	Total Ohio				1,961,651
$3,325	Total Municipal Bonds (cost $3,439,688)				3,439,278

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 51.0%

$910	Fannie Mae Notes	0.875%	8/28/17	Aaa	$903,881

665	Fannie Mae Notes	1.000%	9/20/17	Aaa	660,874

970	Fannie Mae Notes	1.000%	9/27/17	Aaa	965,912

340	Fannie Mae Notes	1.000%	4/30/18	Aaa	333,309

Nuveen Investments	51

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$1,000	Fannie Mae Notes	1.250%	9/27/18	Aaa	$983,026

1,040	Fannie Mae Notes, (4)	1.750%	9/12/19	Aaa	1,030,820

845	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.500%	11/16/15	Aaa	856,605

940	Federal Farm Credit Banks, Consolidated Systemwide Notes	0.500%	8/23/16	Aaa	937,632

865	Federal Farm Credit Banks, Consolidated Systemwide Notes	4.875%	1/17/17	Aaa	944,686

360	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.750%	4/01/21	Aaa	347,342

950	Federal Home Loan Bank Bonds	0.375%	6/10/16	AA+	946,997

885	Federal Home Loan Bank Bonds	2.000%	9/09/16	Aaa	908,120

1,100	Federal Home Loan Bank Bonds, (4)	0.875%	5/24/17	Aaa	1,097,093

1,080	Federal Home Loan Bank Bonds	4.125%	3/13/20	Aaa	1,183,128

775	Federal Home Loan Bank Bonds, (4)	1.875%	12/09/22	Aaa	733,058

955	Federal Home Loan Bank Bonds	2.875%	6/14/24	Aaa	951,529

930	Federal Home Loan Bank Bonds	2.875%	9/13/24	Aaa	929,272

735	Federal Home Loan Banks, Discount Notes	2.220%	3/28/23	Aaa	708,792

535	Federal National Mortgage Association	0.000%	10/09/19	Aaa	474,510

710	FICO STRIPS (I/O)	0.000%	5/02/17	Aaa	692,113

250	Financing Corporation	9.400%	2/08/18	Aaa	314,610

900	Freddie Mac Notes	0.400%	3/15/16	Aaa	899,928

880	Freddie Mac Reference Notes	0.875%	3/07/18	Aaa	865,014

270	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	305,347

560	Freddie Mac Reference Notes	1.250%	10/02/19	Aaa	543,963

590	Freddie Mac Reference Notes	2.375%	1/13/22	Aaa	586,589

505	Private Export Funding	4.550%	5/15/15	Aaa	518,694

345	Private Export Funding	2.125%	7/15/16	Aaa	353,655

380	Private Export Funding	2.250%	12/15/17	Aaa	391,128

595	Private Export Funding	2.250%	3/15/20	Aaa	596,127

530	Tennessee Valley Authority, Series A	3.875%	2/15/21	Aaa	577,696

570	U.S. Treasury Bonds	9.875%	11/15/15	Aaa	631,565

640	U.S. Treasury Bonds	8.875%	8/15/17	Aaa	782,000

500	U.S. Treasury Bonds	8.875%	2/15/19	Aaa	654,063

325	U.S. Treasury Bonds	8.750%	8/15/20	Aaa	447,434

535	U.S. Treasury Bonds	7.250%	8/15/22	Aaa	727,725

320	U.S. Treasury Bonds, (4)	3.125%	5/15/19	Aaa	340,025

425	U.S. Treasury Notes	2.125%	12/31/15	Aaa	434,944

1,575	U.S. Treasury Notes	0.750%	1/15/17	Aaa	1,574,016

1,850	U.S. Treasury Notes	0.875%	1/31/17	Aaa	1,853,469

2,975	U.S. Treasury Notes	0.625%	2/15/17	Aaa	2,962,216

1,840	U.S. Treasury Notes	0.750%	3/15/17	Aaa	1,836,550

52	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$605	U.S. Treasury Notes	2.250%	7/31/18	Aaa	$622,347

780	U.S. Treasury Notes	1.500%	8/31/18	Aaa	779,634

1,870	U.S. Treasury Notes	2.000%	11/30/20	Aaa	1,859,917

1,000	U.S. Treasury Notes	2.000%	2/28/21	Aaa	991,484

745	U.S. Treasury Notes	2.000%	11/15/21	Aaa	733,417

1,185	U.S. Treasury Notes	2.000%	2/15/22	Aaa	1,163,893

1,980	U.S. Treasury Notes	1.750%	5/15/23	Aaa	1,876,668

2,735	U.S. Treasury Notes, (4)	2.750%	11/15/23	Aaa	2,803,375

1,155	U.S. Treasury Notes, (4)	2.500%	5/15/24	Aaa	1,155,721

1,145	U.S. Treasury Securities, STRIPS (I/O)	0.000%	2/15/22	Aaa	960,366
$47,150	Total U.S. Government and Agency Obligations (cost $47,538,323)				47,732,279

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 40.3%

$583	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$609,965

686	321 Henderson Receivables LLC., Series 2010-1A	5.560%	7/15/59	Aaa	775,288

500	Barclays Dryrock Issuance Trust 2014-1	0.514%	12/16/19	AAA	500,480

750	Capital One Multi-Asset Execution Trust 2007-A1	0.204%	11/15/19	AAA	746,378

485	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	485,759

769	CitiBank Credit Card Issuance Trust 2013-A10	0.396%	2/07/18	AAA	769,634

877	Citigroup Commercial Mortgage Trust 2014-GC19	1.199%	3/12/47	Aaa	870,959

813	Colony American Homes Trust 2014-1A	1.400%	5/17/31	Aaa	814,489

372	Commercial Mortgage Pass-Through Certificates 2012-CR2 A1	0.824%	8/17/45	Aaa	371,521

330	Commercial Mortgage Pass-Through Certificates Series 2012-CR4	1.801%	10/17/45	AAA	328,294

280	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	290,973

516	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	524,340

1,228	Fannie Mae Alternative Credit Enhanced Securities	0.461%	12/25/17	Aaa	1,228,160

900	Fannie Mae Alternative Credit Enhanced Securities	2.171%	9/25/19	AAA	895,628

483	Fannie Mae Connecticut Avenue Securities, Series 2014-C02	1.105%	5/25/24	BBB–	475,073

677	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	714,892

837	Fannie Mae Mortgage Pool AD0486	2.347%	4/01/34	Aaa	894,805

198	Fannie Mae Mortgage Pool AD0706	2.296%	3/01/38	Aaa	211,755

1,103	Fannie Mae Mortgage Pool AE0949	4.000%	2/01/41	Aaa	1,163,632

1,154	Fannie Mae Mortgage Pool AE0981	3.500%	3/01/41	Aaa	1,181,255

452	Fannie Mae Mortgage Pool AE4876	3.500%	10/01/40	Aaa	462,448

155	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	173,732

Nuveen Investments	53

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$101	Fannie Mae Mortgage Pool 254179	6.000%	1/01/22	Aaa	$114,171

107	Fannie Mae Mortgage Pool 254344	6.500%	6/01/22	Aaa	120,654

93	Fannie Mae Mortgage Pool 254373	6.500%	7/01/17	Aaa	97,591

84	Fannie Mae Mortgage Pool 254414	7.000%	7/01/17	Aaa	87,754

143	Fannie Mae Mortgage Pool 254720	4.500%	5/01/18	Aaa	150,806

857	Fannie Mae Mortgage Pool 467749	3.240%	4/01/16	Aaa	880,524

30	Fannie Mae Mortgage Pool 580516	5.500%	4/01/16	Aaa	31,418

101	Fannie Mae Mortgage Pool 596680	7.000%	9/01/31	Aaa	113,596

287	Fannie Mae Mortgage Pool 596712	6.500%	6/01/32	Aaa	330,675

60	Fannie Mae Mortgage Pool 656269	6.000%	8/01/32	Aaa	67,535

36	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	37,879

99	Fannie Mae Mortgage Pool 695765	5.500%	4/01/18	Aaa	104,734

198	Fannie Mae Mortgage Pool 725793	5.500%	9/01/19	Aaa	211,265

332	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	372,459

405	Fannie Mae Mortgage Pool 819652	2.415%	3/01/35	Aaa	433,512

138	Fannie Mae Mortgage Pool 848390	1.960%	12/01/35	Aaa	145,802

215	Fannie Mae Mortgage Pool 886034	2.685%	7/01/36	Aaa	230,580

110	Fannie Mae Mortgage Pool 887017	6.500%	8/01/36	Aaa	124,737

265	Fannie Mae Mortgage Pool 913187	2.440%	4/01/37	Aaa	284,638

605	Fannie Mae Mortgage Pool 914224	2.363%	3/01/37	Aaa	647,085

197	Fannie Mae Mortgage Pool 928519	7.000%	6/01/37	Aaa	218,709

161	Fannie Mae Mortgage Pool 995949	2.448%	9/01/36	Aaa	171,808

520	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2013-M3 ASQ2	1.083%	2/25/16	Aaa	522,165

361	Fannie Mae REMIC Pass-Through Certificates 2002-W1 2A	6.532%	2/25/42	Aaa	419,299

304	Fannie Mae REMIC Pass-Through Certificates 2009-M1 A1	3.400%	7/25/19	Aaa	313,784

120	Fannie Mae REMIC Pass-Through Certificates 2010-M4 A1	2.520%	6/25/20	Aaa	121,140

479	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.355%	7/25/24	BBB–	475,877

595	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	607,312

31	FDIC Trust 2001-C1	1.840%	4/25/31	Aaa	30,901

88	FDIC Trust 2012-C1	0.841%	5/25/35	Aaa	88,047

62	Federal Home Loan Mortgage Corporation, REMIC 2629 BO	3.250%	3/15/18	Aaa	63,021

825	Federal Home Loan Mortgage Corporation, REMIC 4181 PF	0.404%	11/15/42	Aaa	823,258

700	Freddie Mac Gold Pool C09000	3.500%	6/01/42	Aaa	714,844

1,162	Freddie Mac Gold Pool C09004	3.500%	7/01/42	Aaa	1,188,452

392	Freddie Mac Gold Pool 1H1396	2.375%	5/01/37	Aaa	420,534

554	Freddie Mac Gold Pool 780836	2.343%	9/01/33	Aaa	593,888

356	Freddie Mac Gold Pool 848193	2.393%	3/01/36	Aaa	379,209

54	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$22	Freddie Mac Mortgage Pool, Various C35768	7.500%	1/01/30	Aaa	$24,152

63	Freddie Mac Mortgage Pool, Various G00876	6.500%	1/01/28	Aaa	71,955

150	Freddie Mac Mortgage Pool, Various G01244	6.500%	3/01/31	Aaa	175,394

686	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701	2.776%	6/26/17	Aaa	705,250

729	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010 A1	3.320%	7/25/20	Aaa	763,825

755	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K715	2.059%	3/25/20	Aaa	765,912

1,049	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01	0.505%	4/25/19	Aaa	1,050,537

460	Freddie Mac Structured Pass-Through Certificates, Series K-501	1.655%	11/25/16	Aaa	466,641

630	Freddie Mac Structured Pass-Through Certificates, Series K-502 A2	1.426%	8/25/17	AAA	632,606

835	Freddie Mac Structured Pass-Through Certificates, Series K008	2.746%	12/25/19	Aaa	863,745

59	Government National Mortgage Association Pool 3120	6.500%	8/20/31	Aaa	68,918

29	Government National Mortgage Association Pool 347332	7.500%	12/15/22	Aaa	29,265

6	Government National Mortgage Association Pool 455304	7.000%	9/15/27	Aaa	5,877

509	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	554,431

67	Government National Mortgage Association Pool 570134	7.500%	12/15/31	Aaa	69,915

684	Government National Mortgage Association Pool 633605	6.000%	9/15/34	Aaa	788,578

160	Government National Mortgage Association Pool 780825	6.500%	7/15/28	Aaa	183,148

17	GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A3	16,216

247	Invitation Homes Trust 2013-SFR1	1.400%	12/17/30	Aaa	247,003

598	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	609,114

709	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9	0.825%	5/17/46	Aaa	706,902

445	National Credit Union Administration Guaranteed Structured Collateral Notes	1.600%	10/29/20	Aaa	446,533

431	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005B	5.990%	1/15/37	A+	452,813

42	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	42,782

44	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2005-10B	4.940%	8/10/15	Aaa	45,208

428	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2008-10A	5.902%	2/01/18	Aaa	460,590

543	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2010-P10A	4.108%	3/10/20	Aaa	579,445

113	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates Series 2005-P10A	4.638%	2/10/15	Aaa	114,163

557	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	581,964
$36,388	Total Asset-Backed and Mortgage-Backed Securities (cost $36,609,796)				37,752,005
	Long-Term Investments (cost $87,987,691)				89,325,315

Nuveen Investments	55

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)	Coupon		Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 5.0%

	Money Market Funds – 5.0%

4,713,355	Mount Vernon Securities Lending Trust Prime Portfolio, (6)	0.177%	(5)	$4,713,355
	Total Investments Purchased with Collateral from Securities Lending (cost $4,713,355)			4,713,355

Shares	Description (1)	Coupon		Value

	SHORT-TERM INVESTMENTS – 4.1%

	Money Market Funds – 4.1%

3,830,172	First American Treasury Obligations Fund, Class Z	0.000%	(5)	$3,830,172
	Total Short-Term Investments (cost $3,830,172)			3,830,172
	Total Investments (cost $96,531,218) – 104.5%			97,868,842
	Other Assets Less Liabilities – (4.5)%			(4,226,416)
	Net Assets – 100%			$93,642,426

Investments in Derivatives as of September 30, 2014

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(31)	12/14	$(6,784,156)	$1,473
U.S. Treasury 5-Year Note	Short	(49)	12/14	(5,794,633)	15,095
U.S. Treasury 10-Year Note	Long	39	12/14	4,860,984	(5,718)
U.S. Treasury Long Bond	Long	6	12/14	827,438	(2,991)
				$(6,890,367)	$7,859
*	The aggregate Notional Amount at Value of long and short positions is $5,688,422 and $(12,578,789), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

56	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$401,753	$—	$401,753
Municipal Bonds	—	3,439,278	—	3,439,278
U.S. Government and Agency Obligations	—	47,732,279	—	47,732,279
Asset-Backed and Mortgage-Backed Securities	—	37,752,005	—	37,752,005
Investments Purchased with Collateral from Securities Lending	4,713,355	—	—	4,713,355
Short-Term Investments:
Money Market Funds	3,830,172	—	—	3,830,172
Investments in Derivatives:
Futures Contracts*	7,859	—	—	7,859
Total	$8,551,386	$89,325,315	$—	$97,876,701
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $96,531,218.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$1,587,118
Depreciation	(249,494)
Net unrealized appreciation (depreciation) of investments	$1,337,624

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,593,110.

(5)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

I/O	Interest only security.

Nuveen Investments	57

Nuveen Short Term Bond Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG–TERM INVESTMENTS – 96.4%

	CORPORATE BONDS – 38.2%

	Airlines – 1.0%

$2,250	American Airlines Pass-Through Trust 2013-2C, 144A	6.000%	1/15/17	B+	$2,340,000

2,278	Delta Air Lines Pass-Through Certificates Series 2012-1A	4.750%	5/07/20	A	2,465,773

1,794	Delta Air Lines Pass-Through Certificates, Series 2012-1B, (3)	6.875%	5/07/19	BB+	2,000,372

1,945	Delta Airlines	5.300%	4/15/19	A	2,125,117

1,045	US Airways Pass-Through Trust	7.076%	3/20/21	BBB+	1,141,928
9,312	Total Airlines				10,073,190

	Auto Components – 0.2%

2,000	Goodyear Tire & Rubber Company	7.000%	5/15/22	B+	2,142,500

	Automobiles – 0.6%

2,700	Daimler Finance NA LLC, 144A	1.250%	1/11/16	A–	2,718,279

2,000	DriveTime Automotive Group Inc., DT Acceptance Corporation, 144A, (3)	8.000%	6/01/21	B	1,905,000

1,710	Jaguar Land Rover PLC, 144A	8.125%	5/15/21	BB	1,870,313
6,410	Total Automobiles				6,493,592

	Banks – 8.1%

2,250	Abbey National Treasury Services PLC of London, (3)	3.050%	8/23/18	A	2,331,853

5,000	Australia and New Zealand Banking Group Limited, 144A	2.400%	11/23/16	Aaa	5,145,230

800	Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB–	815,600

11,080	Bank of America Corporation	5.650%	5/01/18	A	12,324,262

3,305	Bank of Nova Scotia	1.375%	12/18/17	Aa2	3,266,084

3,615	Barclays Bank PLC	5.000%	9/22/16	A	3,880,630

3,525	BB&T Corporation	1.450%	1/12/18	A+	3,490,670

1,250	CIT Group Inc., (3)	3.875%	2/19/19	BB–	1,228,125

7,390	Citigroup Inc., (3)	6.125%	11/21/17	A	8,336,696

2,000	Credit Agricole SA, 144A	3.000%	10/01/17	A	2,069,522

2,000	Fifth Third Bancorp.	4.500%	6/01/18	A–	2,160,156

1,330	General Electric Capital Corporation	2.300%	4/27/17	AA+	1,366,570

8,600	General Electric Capital Corporation	5.625%	5/01/18	AA+	9,722,635

2,000	HSBC USA Inc.	1.625%	1/16/18	AA–	1,992,802

1,675	ING Bank NV, 144A, (3)	4.000%	3/15/16	A+	1,748,177

1,500	ING Bank NV, 144A	3.750%	3/07/17	A+	1,578,179

7,000	JPMorgan Chase & Company	6.000%	1/15/18	A+	7,878,633

3,000	KeyCorp.	2.300%	12/13/18	A–	2,998,416

2,760	National Australia Bank, 144A	3.000%	7/27/16	Aa2	2,863,050

2,000	Nordea Bank AB, 144A	3.125%	3/20/17	AA–	2,085,626

58	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

$2,000	Royal Bank of Scotland Group PLC	2.550%	9/18/15	A	$2,029,658

2,000	Societe Generale	2.750%	10/12/17	A	2,055,538

3,755	Wells Fargo & Company	3.676%	6/15/16	AA–	3,925,759
79,835	Total Banks				85,293,871

	Beverages – 0.7%

2,235	Anheuser-Busch Companies Inc.	5.050%	10/15/16	A	2,409,654

2,560	Dr. Pepper Snapple Group Inc.	2.900%	1/15/16	BBB+	2,629,619

2,000	Heineken NV, 144A	1.400%	10/01/17	BBB+	1,986,968
6,795	Total Beverages				7,026,241

	Capital Markets – 2.6%

2,840	Deutsche Bank AG London, (3)	2.500%	2/13/19	A+	2,854,967

12,030	Goldman Sachs Group, Inc.	6.250%	9/01/17	A	13,512,698

7,800	Morgan Stanley	5.950%	12/28/17	A	8,736,094

2,250	Nomura Holdings Incorporated	2.000%	9/13/16	BBB+	2,272,219
24,920	Total Capital Markets				27,375,978

	Chemicals – 0.9%

2,215	Eastman Chemical Company	2.400%	6/01/17	BBB	2,260,159

2,635	Ecolab Inc.	1.450%	12/08/17	BBB+	2,614,768

2,000	Petrologistics LP Finance Corporation	6.250%	4/01/20	AA–	2,200,000

2,750	Sherwin-Williams Company	1.350%	12/15/17	A–	2,739,809
9,600	Total Chemicals				9,814,736

	Commercial Services & Supplies – 0.4%

2,000	ERAC USA Finance LLC, 144A	2.800%	11/01/18	BBB+	2,046,424

1,815	Waste Management Inc.	2.600%	9/01/16	A–	1,867,620
3,815	Total Commercial Services & Supplies				3,914,044

	Communications Equipment – 0.1%

1,000	Nokia Corporation	5.375%	5/15/19	BB	1,057,500

	Computers & Peripherals – 0.7%

2,960	EMC Corporation	1.875%	6/01/18	A1	2,942,524

3,510	Hewlett Packard Company	3.000%	9/15/16	A–	3,632,587

1,000	Seagate HDD Cayman, 144A, (3)	3.750%	11/15/18	BBB–	1,020,000
7,470	Total Computers & Peripherals				7,595,111

	Consumer Finance – 1.2%

505	Ally Financial Inc.	5.500%	2/15/17	BB+	525,200

2,000	Ally Financial Inc., (3)	3.500%	1/27/19	BB+	1,945,000

4,070	American Express Company	1.550%	5/22/18	A+	4,009,968

2,050	Capital One Financial Corporation	6.150%	9/01/16	BBB+	2,239,955

2,000	First Data Corporation, 144A	7.375%	6/15/19	BB–	2,105,200

Nuveen Investments	59

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance (continued)

$2,000	Ford Motor Credit Company, (3)	1.500%	1/17/17	BBB–	$1,996,680
12,625	Total Consumer Finance				12,822,003

	Containers & Packaging – 0.2%

2,000	Reynolds Group	7.875%	8/15/19	B+	2,125,000

	Diversified Financial Services – 0.6%

2,570	BNP Paribas, (3)	2.700%	8/20/18	A+	2,617,715

1,000	Rabobank Nederland Utrecht	3.375%	1/19/17	Aa2	1,048,745

1,500	Rabobank Nederland	2.250%	1/14/19	Aa2	1,506,210

1,000	Synchrony Financial	1.875%	8/15/17	BBB–	1,001,379
6,070	Total Diversified Financial Services				6,174,049

	Diversified Telecommunication Services – 1.1%

2,300	AT&T, Inc.	1.400%	12/01/17	A	2,287,003

3,420	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,419,131

4,730	Verizon Communications, (3)	3.650%	9/14/18	A–	4,983,698

1,000	Verizon Communications	1.980%	9/14/18	A–	1,053,420
11,450	Total Diversified Telecommunication Services				11,743,252

	Electric Utilities – 0.2%

1,500	FirstEnergy Corporation	2.750%	3/15/18	Baa3	1,505,973

	Electrical Equipment – 0.1%

1,000	ABB Finance USA Inc.	1.625%	5/08/17	A	1,005,746

	Energy Equipment & Services – 1.2%

2,000	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	1,990,000

3,000	Ensco PLC	3.250%	3/15/16	BBB+	3,090,201

2,775	Nabors Industries Inc.	6.150%	2/15/18	BBB	3,131,732

2,000	Regency Energy Partners Finance, (3)	6.500%	7/15/21	BB	2,100,000

2,515	TransCanada Pipelines Limited	0.750%	1/15/16	A–	2,513,627
12,290	Total Energy Equipment & Services				12,825,560

	Food & Staples Retailing – 0.3%

1,340	CVS Caremark Corporation	2.250%	12/05/18	BBB+	1,344,856

2,000	Tesco PLC, 144A	5.500%	11/15/17	BBB	2,173,200
3,340	Total Food & Staples Retailing				3,518,056

	Food Products – 1.0%

2,500	Bunge Limited Finance Company	3.200%	6/15/17	Baa2	2,589,298

5,000	Mondelez International Inc.	2.250%	2/01/19	Baa1	4,963,590

3,000	Wm. Wrigley Jr. Company, 144A	2.900%	10/21/19	A–	3,042,156
10,500	Total Food Products				10,595,044

60	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Gas Utilities – 0.2%

$2,250	AmeriGas Finance LLC	6.750%	5/20/20	Ba2	$2,340,000

	Health Care Equipment & Supplies – 0.2%

2,000	Boston Scientific Corporation	6.250%	11/15/15	BBB–	2,116,924

	Health Care Providers & Services – 1.4%

3,000	Aetna Inc.	1.500%	11/15/17	A	2,987,835

2,000	Community Health Systems, Inc.	5.125%	8/15/18	BB+	2,055,000

1,500	HealthSouth Corporation	8.125%	2/15/20	BB–	1,582,500

1,115	Quest Diagnostics Inc.	5.450%	11/01/15	BBB+	1,168,735

2,105	Quest Diagnostics Inc.	6.400%	7/01/17	BBB+	2,377,372

1,750	Wellpoint Inc.	1.875%	1/15/18	A–	1,748,082

1,000	Zoetis Incorporated	1.150%	2/01/16	Baa2	1,002,167

1,500	Zoetis Incorporated, (3)	1.875%	2/01/18	Baa2	1,489,355
13,970	Total Health Care Providers & Services				14,411,046

	Household Products – 0.4%

3,397	Federated Retail Holdings Inc., Macy’s Inc.	5.900%	12/01/16	BBB+	3,735,012

	Independent Power & Renewable Electricity Producers – 0.2%

1,966	GenOn Energy Inc.	7.875%	6/15/17	B	2,000,405

	Insurance – 1.2%

3,380	AFLAC Insurance	2.650%	2/15/17	A	3,484,118

2,736	Allied World Assurance Holdings Limited	7.500%	8/01/16	A–	3,032,889

3,000	Prudential Covered Trust, 144A	2.997%	9/30/15	A	3,062,376

1,000	Security Benefit Life Insurance Company, 144A	8.750%	5/15/16	BBB	1,081,486

2,000	White Mountains Insurance Group, 144A	6.375%	3/20/17	BBB	2,216,968
12,116	Total Insurance				12,877,837

	Internet & Catalog Retail – 0.3%

2,695	Amazon.com Incorporated	1.200%	11/29/17	AA–	2,666,557

	Life Sciences Tools & Services – 0.2%

2,520	Thermo Fischer Scientific Inc.	1.300%	2/01/17	BBB	2,512,296

	Media – 1.4%

4,000	Comcast Corporation	5.875%	2/15/18	A–	4,535,968

3,370	DIRECTV Holdings LLC	2.400%	3/15/17	BBB	3,445,235

1,000	Dish DBS Corporation	4.250%	4/01/18	BB–	1,002,500

1,500	LIN Television Corporation	8.375%	4/15/18	B+	1,560,000

1,500	Numericable Group SA, 144A, (3)	4.875%	5/15/19	Ba3	1,481,250

1,000	Thomson Reuters Corporation	1.300%	2/23/17	BBB+	998,268

1,500	Virgin Media Finance PLC	8.375%	10/15/19	B	1,566,750
13,870	Total Media				14,589,971

Nuveen Investments	61

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining – 1.3%

$1,000	APERAM, 144A	7.375%	4/01/16	B+	$1,018,440

1,500	Cliffs Natural Resources Inc., (3)	3.950%	1/15/18	BBB–	1,290,000

1,000	FMG Resources, 144A, (3)	8.250%	11/01/19	BB+	1,033,750

1,735	Rio Tinto Finance USA PLC, (3)	1.625%	8/21/17	A–	1,744,329

2,000	Teck Resources Limited	3.850%	8/15/17	BBB	2,105,192

2,000	United States Steel Corporation, (3)	6.050%	6/01/17	BB–	2,125,000

1,175	Vale Overseas Limited	6.250%	1/11/16	A–	1,247,533

2,500	Xstrata Finance Canada Limited, 144A	3.600%	1/15/17	BBB	2,599,390
12,910	Total Metals & Mining				13,163,634

	Multi-Utilities – 0.3%

2,665	Sempra Energy	2.300%	4/01/17	BBB+	2,720,048

	Oil, Gas & Consumable Fuels – 3.1%

3,240	Anadarko Petroleum Corporation	5.950%	9/15/16	BBB–	3,534,221

1,000	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB–	1,133,518

2,000	Chesapeake Energy Corporation, (3)	3.484%	4/15/19	BB+	2,005,000

2,000	CNOOC Finance 2014 ULC	1.625%	4/30/17	AA–	2,000,554

1,000	Kinder Morgan Inc., Delaware, 144A, (3)	5.000%	2/15/21	BB+	1,042,500

3,000	Marathon Petroleum Corporation, (3)	3.500%	3/01/16	BBB	3,103,494

1,700	Niska Gas Storage Canada ULC Finance Corporation, 144A	6.500%	4/01/19	B	1,487,500

2,000	Oasis Petroleum Inc.	6.500%	11/01/21	B+	2,085,000

2,975	Petrobras International Finance Company	3.500%	2/06/17	Baa1	3,026,706

4,345	Phillips 66	2.950%	5/01/17	A3	4,514,470

1,428	Plains Exploration & Production Company	6.125%	6/15/19	BBB	1,563,660

3,000	Sinopec Group Overseas Development 2014 Limited, 144A, (3)	1.007%	4/10/17	AA–	3,002,979

2,085	Spectra Energy Partners LP	2.950%	9/25/18	BBB	2,149,276

2,000	Whiting Petroleum Corporation	5.000%	3/15/19	BB+	2,055,000
31,773	Total Oil, Gas & Consumable Fuels				32,703,878

	Paper & Forest Products – 0.1%

1,000	Sappi Papier Holding GMBH, 144A	8.375%	6/15/19	BB	1,077,500

	Pharmaceuticals – 0.9%

3,540	McKesson Corporation	1.292%	3/10/17	BBB+	3,527,451

3,600	Merck & Company Inc.	2.250%	1/15/16	AA	3,679,463

2,000	Mylan Inc., (3)	1.350%	11/29/16	BBB–	1,999,762
9,140	Total Pharmaceuticals				9,206,676

	Real Estate Investment Trust – 2.1%

2,000	American Tower Company	4.500%	1/15/18	BBB	2,135,038

3,000	ARC Property Operating Partnership LP, Clark Acquisition LLC, 144A	2.000%	2/06/17	BBB–	2,998,342

2,000	BioMed Realty L.P	3.850%	4/15/16	BBB	2,084,646

62	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust (continued)

$1,000	FelCor Lodging LP	6.750%	6/01/19	B2	$1,041,250

2,000	First Industrial Realty Trust	5.950%	5/15/17	BBB–	2,181,428

1,395	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc., (3)	4.375%	11/01/18	BBB–	1,415,925

3,395	Health Care REIT Inc.	3.625%	3/15/16	BBB	3,522,930

2,000	Prologis LP	4.500%	8/15/17	BBB+	2,142,268

2,605	Realty Income Corporation	2.000%	1/31/18	BBB+	2,603,804

2,000	Ventas Realty LP	2.000%	2/15/18	BBB+	2,000,412
21,395	Total Real Estate Investment Trust				22,126,043

	Semiconductors & Semiconductor Equipment – 0.1%

1,000	NXP BV, 144A	3.750%	6/01/18	BB–	982,500

	Software – 1.1%

3,130	CA Inc.	2.875%	8/15/18	BBB+	3,172,775

2,490	Computer Sciences Corporation	6.500%	3/15/18	BBB+	2,664,300

3,460	Symantec Corporation	2.750%	6/15/17	BBB	3,537,933

2,000	Total System Services Inc.	2.375%	6/01/18	BBB+	1,985,942
11,080	Total Software				11,360,950

	Specialty Retail – 0.7%

3,000	AutoZone Inc.	6.950%	6/15/16	Baa1	3,284,166

2,250	Best Buy Co., Inc.	5.000%	8/01/18	Baa2	2,317,500

2,000	Penske Truck Leasing, 144A	3.125%	5/11/15	BBB+	2,028,260
7,250	Total Specialty Retail				7,629,926

	Tobacco – 0.5%

2,000	BAT International Finance PLC, 144A	2.125%	6/07/17	A–	2,032,516

3,000	Lorillard Tobacco, (3)	2.300%	8/21/17	Baa2	3,035,649
5,000	Total Tobacco				5,068,165

	Trading Companies & Distributors – 0.2%

2,000	United Rentals North America Inc., (3)	8.375%	9/15/20	B	2,150,000

	Transportation Infrastructure – 0.4%

2,655	Asciano Finance, 144A	5.000%	4/07/18	Baa2	2,860,285

1,200	Aviation Capital Group Corporation, 144A	3.875%	9/27/16	BBB–	1,234,249
3,855	Total Transportation Infrastructure				4,094,534

	Wireless Telecommunication Services – 0.7%

2,000	America Movil S.A. de C.V.	2.375%	9/08/16	A2	2,042,740

2,170	Deutsche Telekom International Finance BV	5.750%	3/23/16	BBB+	2,318,537

3,000	Viacom Inc.	6.250%	4/30/16	BBB+	3,246,630
7,170	Total Wireless Telecommunication Services				7,607,907
$382,954	Total Corporate Bonds (cost $398,490,212)				400,243,255

Nuveen Investments	63

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.2%

	Leisure Equipment & Products – 0.2%

$2,000	Hasbro Inc.	6.300%	9/15/17	BBB+	$2,253,054
$2,000	Total Convertible Bonds (cost $2,201,117)				2,253,054

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 1.2%

	Banks – 1.0%

$2,105	BBVA International Preferred Uniperson, (3)	5.919%	N/A (4)	BB	$2,144,469

5,000	Citigroup Inc.	8.400%	N/A (4)	BB+	5,677,500

2,000	JPMorgan Chase & Company	7.900%	N/A (4)	BBB–	2,165,000
9,105	Total Banks				9,986,969

	Oil, Gas & Consumable Fuels – 0.2%

2,095	Enterprise Products Operating LP	7.034%	1/15/68	Baa2	2,367,350
$11,200	Total $1,000 Par (or similar) Institutional Preferred (cost $15,592,733)				12,354,319

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	MUNICIPAL BONDS – 2.0%

	Arizona – 0.2%

$2,000	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Subordinate Series 2011, 2.828%, 7/01/15		No Opt. Call	AA	$2,032,880

	California – 0.1%

1,015	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 5.750%, 3/01/17		No Opt. Call	Aa3	1,127,361

	Guam – 0.2%

	Government of Guam, Business Privilege Tax Bonds, Taxable Series 2012B-2:

1,155	2.933%, 1/01/17		No Opt. Call	A	1,159,181

1,190	3.301%, 1/01/18		No Opt. Call	A	1,181,111
2,345	Total Guam				2,340,292

	Massachusetts – 0.3%

400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRAC Project, Taxable Series 2011B, 3.230%, 7/01/15		No Opt. Call	A	407,780

2,750	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2014-2, 1.185%, 11/01/17		No Opt. Call	Aa2	2,767,681
3,150	Total Massachusetts				3,175,461

	Nevada – 0.3%

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011B, 3.176%, 6/01/17		No Opt. Call	AA+	2,629,250

64	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	Ohio – 0.2%

$1,470	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	$1,554,187

	Pennsylvania – 0.1%

1,500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Taxable Series 2012B, 4.120%, 5/01/16		No Opt. Call	Baa2	1,530,450

	Texas – 0.6%

5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Taxable Series 2011E, 1.770%, 11/01/14		No Opt. Call	A+	5,006,250

1,500	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, Learjet Inc., Series 2001A-1, 6.150%, 1/01/16 (Alternative Minimum Tax)		No Opt. Call	Ba3	1,526,250
6,500	Total Texas				6,532,500
$20,480	Total Municipal Bonds (cost $20,620,370)				20,922,381

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 7.8%

$5,000	Fannie Mae Notes	0.500%	3/30/16	Aaa	$5,003,825

900	U.S. Treasury Notes	0.250%	1/31/15	Aaa	900,598

36,000	U.S. Treasury Notes	0.375%	6/15/15	Aaa	36,077,328

40,000	U.S. Treasury Notes, (3)	0.375%	5/31/16	Aaa	39,959,360
$81,900	Total U.S. Government and Agency Obligations (cost $81,890,406)				81,941,111

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 46.6%

$657	ACE Securities Corporation, Manufactured Housing Trust Series 2003-MH1	6.500%	5/15/29	AA	$701,920

2,500	American Express Credit Card Trust 2012-2	0.680%	3/15/18	AAA	2,504,943

5,515	American Express Credit Care Master Trust, Series 2012-1	0.424%	1/15/20	Aaa	5,519,638

3,803	American Homes 4 Rent, Series 2014-SFR1	1.250%	6/17/31	Aaa	3,780,092

5,170	American Tower Company, 144A	1.551%	3/15/43	Aaa	5,085,429

4,770	AmeriCold LLC Trust, Series 2010	2.500%	1/17/29	AAA	4,758,156

13,990	AmeriCredit Automobile Receivables Trust 2014-1	0.570%	7/10/17	AAA	13,996,718

585	Amortizing Residential Collateral Trust Series 2002-BC4 M1	1.205%	7/25/32	BBB+	570,343

850	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	868,646

4,970	Cabela’s Master Credit Card Trust, Series 2010-1A	1.604%	1/15/18	AAA	4,986,843

4,290	Cabela’s Master Credit Card Trust, Series 2010-2A	2.290%	9/15/18	AAA	4,358,155

3,000	Cabela’s Master Credit Card Trust, Series 2011-A2	0.684%	2/18/20	AAA	3,022,344

1,363	California Republic Auto Receivables Trust 2013-2	1.230%	3/15/19	Aaa	1,370,058

Nuveen Investments	65

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$538	CAM Mortgage Trust 2013-1	3.352%	12/15/53	N/R	$537,756

3,000	Capital One Multi-Asset Execution Trust 2006-A11	0.244%	6/15/19	AAA	2,988,066

8,000	Capital One Multi-Asset Execution Trust 2007-A2	0.234%	12/15/19	AAA	7,963,888

1,707	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	1.650%	7/17/17	Aa3	1,710,879

575	CarMax Auto Owner Trust 2010-3	2.000%	5/16/16	Aaa	576,133

636	CarNow Auto Receivables Trust 2013-1A	1.160%	10/16/17	AA	636,214

810	CenterPoint Energy Restoration Bond Company LLC, Senior Secured System Restoration Bonds, Series 2009-1	1.833%	2/15/16	AAA	814,477

2,235	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	2,240,563

297	Citicorp Mortgage Securities I, REMIC Pass-Through Certificates, Series 2007-9	5.500%	12/25/22	Ba3	298,739

396	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2006-1 5A1	5.500%	2/25/26	Caa1	403,160

7,439	Colony American Homes Trust 2014-1A	1.400%	5/17/31	Aaa	7,449,595

6,300	Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA	1.904%	6/15/34	AA	6,296,938

4,470	Commercial Mortgage Trust 2014-BBG	0.954%	3/15/29	AAA	4,472,807

8,210	Consumers Securitization Funding LLC, Series 2014-A	1.334%	11/01/20	AAA	8,175,001

321	Countrywide ABS Asset-Backed Certificate Trust 2007-9	0.285%	6/25/47	B–	320,332

731	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	639,928

2,762	Countrywide Asset Backed Certificates 2005-3	5.308%	3/25/33	BB	2,806,457

3,006	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	3/25/29	Caa1	2,929,578

177	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.500%	2/25/34	A	172,555

1,415	Countrywide Home Loans, Asset Backed Certificates Series 2007-7	0.315%	10/25/47	AAA	1,399,840

1,900	Credit Suisse Commercial Mortgage Trust, 2014-ICE	1.704%	4/15/27	A–	1,904,102

2,500	Credit Suisse Commercial Mortgage Trust, Pass-Through Certificates Series 2007-4	6.097%	9/16/39	BB+	2,710,678

6,177	Credit Suisse Commercial Mortgage Trust, Series 2013-6	2.500%	7/25/28	AAA	6,103,426

554	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	590,530

3,932	Credit-Based Asset Servicing and Securitization Pool 2007-SP1	6.020%	12/25/37	A+	4,116,340

2,405	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	2,499,247

6,850	Discover Card Master Trust 2012-A1	0.810%	8/15/17	AAA	6,861,761

4,000	Discover Card Master Trust 2013-A1	0.454%	8/17/20	AAA	4,001,632

6,000	Dryrock Issuance Trust 2013-1	0.494%	7/16/18	AAA	6,005,238

439	Energy Texas Restoration Funding LLC	2.120%	2/01/16	AAA	441,464

5,473	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	5,558,000

4,722	Entergy Louisiana Investment Recovery Funding LLC, Series 2011-A	2.040%	9/01/23	AAA	4,722,161

66	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$42	Equivantage Acceptance Corporation, Home Equity Loan Asset-Backed Certificates, Series 1996-4	7.250%	1/25/28	BB+	$41,509

2,133	Extended Stay America Trust 2013-ESFL	0.956%	12/05/31	AAA	2,132,685

4,435	Extended Stay America Trust 2013-ESFL	0.856%	12/05/31	AAA	4,425,616

1,146	Fannie Mae Alternative Credit Enhanced Securities	2.210%	9/25/20	Aaa	1,166,491

6,883	Fannie Mae Alternative Credit Enhanced Securities	2.072%	7/25/21	Aaa	6,983,223

1,094	Fannie Mae Mortgage Interest Strips 366 25 (I/O)	5.000%	9/01/24	Aaa	96,216

1,332	Fannie Mae Mortgage Pool AD0486	2.348%	4/01/34	Aaa	1,424,646

1,016	Fannie Mae Mortgage Pool AD0550	2.217%	8/01/37	Aaa	1,084,223

1,056	Fannie Mae Mortgage Pool AD0706	2.296%	3/01/38	Aaa	1,126,842

1,651	Fannie Mae Mortgage Pool AE0058	2.349%	7/01/36	Aaa	1,764,171

1,461	Fannie Mae Mortgage Pool AL2720	3.000%	11/01/27	Aaa	1,510,430

1,832	Fannie Mae Mortgage Pool MA0771	3.500%	6/01/21	Aaa	1,928,433

162	Fannie Mae Mortgage Pool 433988	2.283%	11/01/25	Aaa	166,501

535	Fannie Mae Mortgage Pool 535363	5.053%	12/01/31	Aaa	570,045

55	Fannie Mae Mortgage Pool 545717	2.123%	5/01/32	Aaa	55,643

9	Fannie Mae Mortgage Pool 545791	2.371%	3/01/32	Aaa	8,714

119	Fannie Mae Mortgage Pool 555369	2.309%	8/01/36	Aaa	127,236

119	Fannie Mae Mortgage Pool 625338	2.195%	6/01/31	Aaa	123,128

118	Fannie Mae Mortgage Pool 634948	2.415%	5/01/32	Aaa	121,725

18	Fannie Mae Mortgage Pool 661645	2.204%	10/01/32	Aaa	18,083

124	Fannie Mae Mortgage Pool 671884	2.259%	12/01/32	Aaa	124,623

1,092	Fannie Mae Mortgage Pool 725721	2.256%	6/01/34	Aaa	1,162,972

874	Fannie Mae Mortgage Pool 745922	2.301%	7/01/35	Aaa	931,012

127	Fannie Mae Mortgage Pool 775389	2.132%	4/01/34	Aaa	127,742

945	Fannie Mae Mortgage Pool 795242	1.925%	7/01/34	Aaa	1,006,936

829	Fannie Mae Mortgage Pool 797182	2.323%	11/01/34	Aaa	877,686

1,820	Fannie Mae Mortgage Pool 819652	2.415%	3/01/35	Aaa	1,948,431

86	Fannie Mae Mortgage Pool 838948	1.885%	8/01/35	Aaa	91,672

666	Fannie Mae Mortgage Pool 838958	2.010%	8/01/35	Aaa	707,854

897	Fannie Mae Mortgage Pool 841068	2.485%	11/01/34	Aaa	963,757

368	Fannie Mae Mortgage Pool 848390	1.961%	12/01/35	Aaa	388,806

441	Fannie Mae Mortgage Pool 886034	2.685%	7/01/36	Aaa	473,738

404	Fannie Mae Mortgage Pool 995949	2.449%	9/01/36	Aaa	429,519

25	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1992-150 MA	5.500%	9/25/22	Aaa	27,410

136	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2004-90 GA	4.350%	3/25/34	Aaa	137,259

665	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2004-90 GF	0.455%	11/25/34	Aaa	668,866

Nuveen Investments	67

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,525	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2013-M3 ASQ2	1.083%	2/25/16	Aaa	$2,536,229

465	Fannie Mae REMIC Pass-Through Certificates 2010-M1 A1	3.305%	9/25/19	Aaa	475,725

970	Fannie Mae REMIC Pass-Through Certificates 2011-6 BA	2.750%	6/25/20	Aaa	998,381

3,652	Fannie Mae, Connecticut Avenue Securities Series 2014-C01	1.755%	1/25/24	Baa2	3,657,879

9,968	Fannie Mae, Connecticut Avenue Securities, Series 2014-C03	1.355%	7/25/24	BBB–	9,898,232

2,337	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	2,386,178

1,194	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.707%	2/25/48	Aaa	1,194,292

169	FDIC Trust 2001-C1	1.840%	4/25/31	Aaa	169,765

880	FDIC Trust 2012-C1	0.841%	5/25/35	Aaa	880,470

8	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	8,739

239	Federal Home Loan Mortgage Corporation, REMIC 2629 BO	3.250%	3/15/18	Aaa	241,056

4,901	Federal Home Loan Mortgage Corporation, REMIC 4181 PF	0.404%	11/15/42	Aaa	4,890,642

2,500	Fifth Third Auto Trust, Series 2013 A B	1.210%	4/15/19	Aa3	2,490,358

8,000	Ford Credit Auto Owners Trust 2013-B	0.570%	10/15/17	AAA	8,007,088

1,480	Ford Credit Floorplan Master Owner Trust Series 2010-3	4.200%	2/15/17	AAA	1,500,949

437	Freddie Mac Gold Pool 780456	2.347%	5/01/33	Aaa	467,501

773	Freddie Mac Gold Pool 780911	2.344%	10/01/33	Aaa	823,782

924	Freddie Mac Gold Pool 781296	2.355%	3/01/34	Aaa	989,474

216	Freddie Mac Gold Pool 786591	2.453%	12/01/26	Aaa	230,353

100	Freddie Mac Gold Pool 786853	2.260%	10/01/29	Aaa	100,397

164	Freddie Mac Gold Pool 846946	2.323%	1/01/29	Aaa	172,774

56	Freddie Mac Gold Pool 847014	2.031%	5/01/30	Aaa	57,478

78	Freddie Mac Gold Pool 847063	2.495%	10/01/32	Aaa	83,046

752	Freddie Mac Gold Pool 847241	2.290%	10/01/30	Aaa	778,343

1,136	Freddie Mac Gold Pool 847331	2.257%	8/01/32	Aaa	1,180,712

83	Freddie Mac Gold Pool 847367	2.198%	6/01/31	Aaa	86,860

412	Freddie Mac Gold Pool 847652	2.295%	9/01/32	Aaa	429,242

1,431	Freddie Mac Gold Pool 848193	2.391%	3/01/36	Aaa	1,524,713

1,441	Freddie Mac Gold Pool 848282	2.400%	1/01/38	Aaa	1,535,608

187	Freddie Mac Gold Pool 972055	3.695%	4/01/30	Aaa	196,492

109	Freddie Mac Mortgage Pool, Various M30035	4.500%	4/01/22	Aaa	113,258

3,807	Freddie Mac Mortgage Trust 2013-KF02	2.820%	12/25/45	Baa3	3,939,054

1,000	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2012-K711	3.684%	8/25/45	A–	1,013,247

855	Freddie Mac Multi-Class Certificates 3780 FE	0.554%	12/15/20	Aaa	861,035

2,500	Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.687%	10/25/30	AA+	2,638,313

534	Freddie Mac Non Gold Participation Certificates 1L1462	2.290%	8/01/36	Aaa	566,789

3,124	GE Equipment Transportation LLC, Equipment Loan Asset Backed Securities, Series 2013-2	0.610%	6/24/16	Aaa	3,127,239

68	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$4,988	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10	5.991%	8/10/45	A	$5,447,763

3,701	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.679%	8/12/43	Aaa	3,846,262

3,804	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2011-GC3	3.645%	3/11/44	Aaa	3,923,830

2,130	Goldman Sachs Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-GC5	2.999%	8/10/44	Aaa	2,196,761

2,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2014-GSFL	2.404%	7/15/31	A–	1,999,110

2,900	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2014-GSFL	1.154%	7/15/31	AAA	2,900,116

94	Government National Mortgage Association Pool 8006	1.625%	7/20/22	Aaa	96,314

17	Government National Mortgage Association Pool 80106	1.625%	8/20/27	Aaa	18,032

25	Government National Mortgage Association Pool 80154	1.625%	1/20/28	Aaa	25,769

69	Government National Mortgage Association Pool 80283	1.625%	5/20/29	Aaa	71,490

133	Government National Mortgage Association Pool 80469	1.625%	11/20/30	Aaa	137,566

42	Government National Mortgage Association Pool 80507	1.625%	4/20/31	Aaa	43,848

150	Government National Mortgage Association Pool 80535	1.625%	8/20/31	Aaa	156,419

30	Government National Mortgage Association Pool 80580	1.625%	2/20/32	Aaa	31,260

60	Government National Mortgage Association Pool 8699	1.625%	9/20/25	Aaa	62,488

64	Government National Mortgage Association Pool 8824	2.000%	8/20/21	Aaa	65,936

49	Government National Mortgage Association Pool 8847	1.625%	4/20/26	Aaa	50,493

360	Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	378,881

4,526	GP Portfolio Trust 2014-GPP A	2.904%	2/16/27	BBB–	4,532,421

4,250	GraceChurch Card PLC. Series 2012-1A.	0.854%	2/15/17	AAA	4,256,889

3,132	GraceChurch Mortgage Financing PLC, Series 2011-1A	1.782%	11/20/56	AAA	3,146,618

4,500	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates Series 2007-GG9	5.475%	3/10/39	Baa3	4,759,389

3,010	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates Series 2007-GG9	5.444%	3/10/39	AAA	3,242,285

7,050	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	7,721,618

2,391	Holmes Master Issuer PLC, Residential Mortgage Pool, Series 2012-1A, 144A	1.884%	10/15/54	AAA	2,405,896

500	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T2	4.940%	10/15/45	BBB	509,750

2,250	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2013-T2	1.147%	5/16/44	AAA	2,251,125

5,000	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2013-T7	1.981%	11/15/46	AAA	5,009,500

Nuveen Investments	69

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$9,276	Honda Auto Receivables Owner Trust 2014- 1	0.410%	9/21/16	Aaa	$9,275,427

4,500	Hyundai Auto Receivables Trust 2014-A	0.790%	7/16/18	AAA	4,491,045

761	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3	6.688%	8/20/29	AA	789,685

5,441	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2006-5 2A	0.355%	12/25/36	Baa2	5,049,448

289	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.436%	3/25/35	BBB+	289,972

3,208	Invitation Homes Trust 2013-SFR1	1.400%	12/17/30	Aaa	3,211,040

2,500	Invitation Homes Trust 2013-SFR1	2.400%	12/19/30	Baa2	2,443,880

3,787	Invitation Homes Trust 2014-SFR2	1.756%	9/18/31	Aa2	3,742,912

2,000	Invitation Homes Trust 2014-SFR2	1.254%	9/18/31	Aaa	1,995,232

2,029	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	2,052,529

2,450	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	2,492,684

2,833	JPMorgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates Trust 2013-FL3	0.854%	4/15/28	AAA	2,831,576

7,040	JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates Series 2013-JWRZ	0.934%	4/15/30	AAA	7,035,480

9,000	JPMorgan JPMBB Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2013-C12	2.424%	7/17/45	AAA	9,122,103

4,749	Master Resecuritization Trust 2009-1	6.000%	10/25/36	A	5,049,751

6,741	Mercedes-Benz Auto Receivables Trust 2012-1	0.470%	10/17/16	AAA	6,744,416

2,337	Merrill Lynch Mortgage Investors Inc., C-BASS Mortgage Loan Asset Backed Certificates Series 2004-CB8	5.158%	12/25/31	AAA	2,344,468

2,750	ML CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	6.079%	8/12/49	BB	2,807,277

1,124	Monty Parent Issuer LLC 2013-LTR1	3.470%	11/20/28	CCC	1,125,222

273	Morgan Stanley Capital I Inc. Trust, Mortgage Pass-Through Certificates, Series 2006-NC2	0.335%	2/25/36	B2	271,734

2,409	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1	2.602%	9/15/47	AAA	2,437,592

1,416	Mortgage Asset Securitization Transaction Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2003-5	2.136%	11/25/33	A+	1,361,192

75	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, Series 2004-13	8.000%	1/25/35	B+	76,776

5,000	Motel 6 Trust 2012-MTL6	1.948%	10/07/25	AAA	4,997,435

493	Motor Plc 12A A1C	1.286%	2/25/20	Aaa	493,569

1,042	National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	Aaa	1,073,000

528	National Credit Union Administration, Guaranteed Notes, Series 2010-R1	1.840%	10/07/20	Aaa	531,486

1,011	National Credit Union Administration, Guaranteed Notes, Series 2011-R1	0.606%	1/08/20	Aaa	1,015,657

70	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,757	Nationstar Agency Fund Trust, Series 2013-T1A	5.926%	2/15/45	A	$1,756,508

1,000	Nationstar Mortgage Advance Receivables Trust 2013-T3	3.819%	6/22/48	BBB	986,700

2,000	New Residential Advance Receivables Trust 2014-T1	1.274%	3/15/45	AAA	2,002,200

2,000	NLY Commercial Mortgage Trust 2014-FL1	2.754%	11/18/30	A–	2,015,912

11,000	Porsche Financial Auto Securitization Trust 2104-1	0.380%	9/23/16	AAA	10,999,593

2,224	RBSSP Resecuritization Trust 2009-5	0.655%	8/26/37	BBB	2,135,071

385	RBSSP Resecuritization Trust 2009-10	0.255%	3/26/37	N/R	189,450

3,542	RBSSP Resecuritization Trust, Series 2012-8 1A1	0.315%	10/28/36	N/R	3,395,786

3,844	Residential Asset Mortgage Products, Pass-Through Certificates, 2006-RZ4	0.335%	10/25/35	Ba3	3,781,772

56	Santander Drive Auto Receivables Trust, Series 2011-4	2.900%	5/16/16	Aaa	56,222

3,000	Santander Drive Auto Receivables Trust, Series 2014-1	1.590%	10/15/18	AA	3,005,982

359	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.429%	2/20/47	CCC	311,693

3,129	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2013-1 1A1	1.450%	2/25/43	Aaa	2,956,374

1,628	Springleaf Mortgage Loan Trust, Series 2012-3	1.570%	12/25/59	AAA	1,626,608

4,738	Springleaf Mortgage Loan Trust, Series 2013-1A	1.270%	6/25/58	AAA	4,721,421

5,261	Springleaf Mortgage Loan Trust, Series 2013-3A	1.870%	9/25/57	AAA	5,248,288

128	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.519%	8/25/34	N/R	128,034

3,327	Structured Agency Credit Risk 2014-DN1	1.155%	2/25/24	A1	3,300,692

5,056	Structured Agency Credit Risk Debt Notes, 2013-DN2	1.605%	11/25/23	Baa1	5,057,586

7,733	Structured Agency Credit Risk Debt Notes 2014-DN2	1.005%	4/25/24	A	7,643,408

9,000	Structured Agency Credit Risk Debt Notes, 2014-HQ2	1.605%	9/25/24	A2	8,981,855

501	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2007-4	6.070%	9/25/37	BBB+	520,394

5,000	Truman Capital Mortgage Loan Trust, Series 2014-NPL3	3.125%	4/25/53	N/R	4,980,000

514	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates Series 2005-P10A	4.638%	2/10/15	Aaa	521,302

544	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2005-10B	4.940%	8/10/15	Aaa	559,164

49	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-10A	5.408%	2/10/16	Aaa	51,040

144	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2007-10A	5.459%	2/10/17	Aaa	154,047

3,128	UBS-Barclays Commercial Mortgage Trust 2012-C2	1.006%	5/11/63	Aaa	3,129,725

1,849	Vericrest Opportunity Loan Transferee, Series 2013-NPL6	3.625%	3/25/54	N/R	1,855,974

3,523	Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO	2.970%	9/14/28	AAA	3,630,494

369	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.234%	6/15/20	Aaa	367,491

Nuveen Investments	71

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)		Description (1)	Coupon		Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$5,578		Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%		10/16/50	BBB	$5,646,367

1,033		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.626%		10/25/36	Caa2	971,733

560		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%		3/25/37	Caa2	542,543

24		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.614%		10/25/35	BBB–	24,611

3,595		Wells Fargo-RBS Commercial Mortgage Trust Series 2012-C9	0.673%		11/17/45	Aaa	3,582,638

1,229		Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	1.988%		3/17/44	Aaa	1,233,630

1,212		WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2	2.501%		2/18/44	Aaa	1,221,358
$485,868		Total Asset-Backed and Mortgage-Backed Securities (cost $487,319,778)					488,800,389

Principal Amount (000) (6)		Description (1)	Coupon		Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 0.4%

		Mexico – 0.4%

510	MXN	United Mexican States	9.500%		12/18/14	A	$3,846,586
510	MXN	Total Sovereign Debt (cost $4,442,837)					3,846,586
		Long-Term Investments (cost $1,007,557,453)					1,010,361,095

Shares		Description (1)	Coupon				Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 5.5%

		Money Market Funds – 5.5%

57,876,913		Mount Vernon Securities Lending Trust Prime Portfolio, (8)	0.177%	(7)			$57,876,913
		Total Investments Purchased with Collateral from Securities Lending (cost $57,876,913)					57,876,913

Shares		Description (1)	Coupon				Value

		SHORT-TERM INVESTMENTS – 2.8%

		Money Market Funds – 2.8%

29,805,226		First American Treasury Obligations Fund, Class Z	0.000%	(7)			$29,805,226
		Total Short-Term Investments (cost $29,805,226)					29,805,226
		Total Investments (cost $1,095,239,592) – 104.7%					1,098,043,234
		Other Assets Less Liabilities – (4.7)%					(48,995,441)
		Net Assets – 100%					$1,049,047,793

72	Nuveen Investments

Investments in Derivatives as of September 30, 2014

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan*	$10,000,000	Receive	3-Month USD-LIBOR-BBA	2.739%	Semi-Annually	11/21/23	$(236,643)	$(237,081)
*	Citigroup is the clearing broker for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(672)	12/14	$(79,469,250)	$240,805
U.S. Treasury 10-Year Note	Short	(196)	12/14	(24,429,563)	176,469
				$(103,898,813)	$417,274

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$400,243,255	$—	$400,243,255
Convertible Bonds	—	2,253,054	—	2,253,054
$1,000 Par (or similar) Institutional Preferred	—	12,354,319	—	12,354,319
Municipal Bonds	—	20,922,381	—	20,922,381
U.S. Government and Agency Obligations	—	81,941,111	—	81,941,111
Asset-Backed and Mortgage-Backed Securities	—	488,800,389	—	488,800,389
Sovereign Debt	—	3,846,586	—	3,846,586
Investments Purchased with Collateral from Securities Lending	57,876,913	—	—	57,876,913
Short-Term Investments:
Money Market Funds	29,805,226	—	—	29,805,226
Investments in Derivatives:
Interest Rate Swaps*	—	(237,081)	—	(237,081)
Futures Contracts*	417,274	—	—	417,274
Total	$88,099,413	$1,010,124,014	$—	$1,098,223,427
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are

Nuveen Investments	73

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $1,095,263,296.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$7,961,423
Depreciation	(5,181,485)
Net unrealized appreciation (depreciation) of investments	$2,779,938

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $56,513,971.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

I/O	Interest only security.

REIT	Real Estate Investment Trust.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

MXN	Mexican Peso

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

74	Nuveen Investments

Nuveen Strategic Income Fund

Portfolio of Investments	September 30, 2014 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 95.3%

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

50	Dayton Superior, Class A, (2), (3)				$2,839

55	Dayton Superior, Class 1, (2), (3)				3,154
	Total Building Products				5,993
	Total Common Stocks (cost $20,079)				5,993

Shares	Description (1)	Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.1%

	Electric Utilities – 0.1%

10,000	Exelon Corporation, (7)	6.500%		BBB–	$508,000
	Total Convertible Preferred Securities (cost $503,000)				508,000

Principal Amount (000)	Description (1)	Coupon (6)	Maturity (5)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 1.6% (6)

	Auto Components – 0.4%

$1,000	Cooper-Standard Automotive Inc., Term Loan B	4.000%	3/28/21	BB–	$990,000

2,000	Crowne Group LLC, First Lien Term Loan B, (WI/DD)	TBD	TBD	B	1,990,000
3,000	Total Auto Components				2,980,000

	Electrical Equipment – 0.1%

500	Custom Sensors & Technologies Inc., First Lien Term Loan, (WI/DD)	TBD	TBD	B	497,708

	Health Care Equipment & Supplies – 0.1%

1,000	Surgery Center Holdings Inc., First Lien Term Loan, (WI/DD)	TBD	TBD	B1	997,500

	Health Care Providers & Services – 0.2%

2,000	RegionalCare Hospital Partners Inc., First Lien Term Loan	6.000%	4/21/19	B	2,003,750

	Hotels, Restaurants & Leisure – 0.3%

2,000	Amaya BV, First Lien Term Loan	5.000%	7/29/21	BB	1,977,500

994	Rock Ohio Caesar LLC, Term Loan B	5.000%	3/29/19	BB–	956,523
2,994	Total Hotels, Restaurants & Leisure				2,934,023

	Independent Power & Renewable Electricity Producers – 0.1%

65	Empire Generating Company LLC, Term Loan C	5.250%	3/13/21	B+	64,646

932	Empire Generating Company LLC	5.250%	3/13/21	B+	924,287
997	Total Independent Power & Renewable Electricity Producers				988,933

	Oil, Gas & Consumable Fuels – 0.2%

992	Arch Coal Inc., Term Loan B	6.250%	5/16/18	B+	909,803

Nuveen Investments	75

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (6)	Maturity (5)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,000	Samson Investment Company Second Lien Term Loan	5.000%	9/25/18	B1	$973,875
1,992	Total Oil, Gas & Consumable Fuels				1,883,678

	Professional Services – 0.2%

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan	6.750%	2/11/22	CCC+	982,917

1,000	Sedgwick Claims Management Service Inc., Second Lien Term Loan, (WI/DD)	TBD	TBD	CCC+	979,380
2,000	Total Professional Services				1,962,297
$14,483	Total Variable Rate Senior Loan Interests (cost $14,372,221)				14,247,889

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 2.2%

	Banks – 1.1%

20,600	AgriBank FCB, (15)	6.875%		BBB+	$2,200,338

118,392	PNC Financial Services, (7)	6.125%		BBB–	3,233,286

95,250	Regions Financial Corporation	6.375%		BB–	2,332,673

14,000	Royal Bank of Scotland Group PLC	5.750%		B+	324,380

58,000	Wells Fargo & Company	5.850%		BBB	1,486,540
	Total Banks				9,577,217

	Capital Markets – 0.4%

73,000	Goldman Sachs Group, Inc.	5.500%		BB	1,733,750

80,000	State Street Corporation, (7)	5.900%		BBB	2,052,000
	Total Capital Markets				3,785,750

	Consumer Finance – 0.2%

83,000	Discover Financial Services	6.500%		BB–	2,092,428

	Insurance – 0.5%

73,140	Endurance Specialty Holdings Limited	7.500%		BBB–	1,892,132

100,000	Reinsurance Group of America Inc.	6.200%		BBB	2,751,000
	Total Insurance				4,643,132

	Multi-Utilities – 0.0%

5,000	Dominion Resources Inc.	6.375%		BBB	249,500
	Total $25 Par (or similar) Retail Preferred (cost $19,469,328)				20,348,027

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 61.4%

	Aerospace & Defense – 0.6%

$1,355	Bombardier Inc., 144A	6.000%	10/15/22	BB–	$1,348,225

2,140	Exelis, Inc.	5.550%	10/01/21	BBB+	2,277,805

2,000	Martin Marietta Materials, 144A	4.250%	7/02/24	BBB	2,028,438
5,495	Total Aerospace & Defense				5,654,468

76	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Airlines – 0.6%

$1,530		Air Canada, 144A	6.750%	10/01/19	BB	$1,625,625

1,150		American Airlines Group Inc.	5.500%	10/01/19	B+	1,135,625

1,869		American Airlines Inc., Pass-Through Trust 2013-2A	4.950%	1/15/23	A–	2,004,564

914		Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	A–	1,047,056
5,463		Total Airlines				5,812,870

		Auto Components – 0.8%

1,025		Allison Transmission Inc., 144A	7.125%	5/15/19	B+	1,073,688

1,575		American & Axle Manufacturing Inc.	6.625%	10/15/22	BB–	1,657,688

1,250		Gestamp Funding Luxembourg SA, 144A	5.625%	5/31/20	BB	1,262,500

1,250		Stackpole International Intermediate Company, 144A	7.750%	10/15/21	B+	1,256,250

1,780		TRW Automotive Inc., 144A	4.450%	12/01/23	BBB–	1,797,800
6,880		Total Auto Components				7,047,926

		Automobiles – 0.3%

1,000	EUR	Fiat Finance & Trade SA	7.000%	3/23/17	BB–	1,386,205

1,240		General Motors Financial Company Inc.	4.250%	5/15/23	BBB–	1,244,650
		Total Automobiles				2,630,855

		Banks – 8.6%

1,000		Banco Do Brasil, 144A	9.000%	12/18/64	Ba2	970,100

2,000		Bancolombia SA	5.950%	6/03/21	Baa2	2,195,000

12,750		Bank of America Corporation, (7)	4.000%	4/01/24	A	12,882,868

2,210		Bank of America Corporation, (7)	4.200%	8/26/24	BBB+	2,190,890

3,125		Bank of America Corporation	6.250%	3/05/65	BB	3,104,491

1,760		CIT Group Inc.	5.000%	8/01/23	BB	1,746,800

5,000		Citigroup Inc.	3.875%	10/25/23	A	5,077,240

5,000		Citigroup Inc.	3.750%	6/16/24	A	4,984,565

1,835		Citigroup Inc.	6.125%	8/25/36	A–	2,103,949

2,545		General Electric Capital Corporation	6.875%	1/10/39	AA+	3,425,280

2,360		HSBC Holdings PLC	6.800%	6/01/38	A+	3,027,323

2,300		HSBC Holdings PLC	6.375%	12/29/49	BBB	2,297,125

4,515		JPMorgan Chase & Company	4.500%	1/24/22	A+	4,837,493

2,680		JPMorgan Chase & Company	3.200%	1/25/23	A+	2,616,162

1,605		JPMorgan Chase & Company	3.375%	5/01/23	A	1,537,490

2,280		JPMorgan Chase & Company	6.400%	5/15/38	A+	2,869,485

4,620		JPMorgan Chase & Company	6.750%	12/31/49	BBB–	4,853,310

1,000		Popular Inc., (7)	7.000%	7/01/19	BB–	1,005,000

1,220		Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB–	1,288,191

1,500	EUR	Royal Bank of Scotland Group PLC	5.500%	11/29/49	B+	1,824,486

1,335	EUR	Santander UK PLC, 144A	5.000%	11/07/23	A–	1,400,623

Nuveen Investments	77

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Banks (continued)

$2,485	Societe Generale, 144A, (7)	5.000%	1/17/24	BBB+	$2,501,746

1,960	Standard Chartered PLC, 144A, (7)	5.700%	3/26/44	A+	2,071,289

1,500	State Bank of India London, 144A	3.622%	4/17/19	BBB–	1,522,223

2,000	State Bank of India London, 144A	4.875%	4/17/24	BBB–	2,073,670

1,140	Wells Fargo & Company	3.450%	2/13/23	A+	1,120,210

2,500	Wells Fargo & Company	4.100%	6/03/26	A+	2,491,213
	Total Banks				78,018,222

	Beverages – 0.4%

1,250	Andalou Efes Biracilik ve Malt Sanayii AS, 144A	3.375%	11/01/22	BBB–	1,103,125

800	Coca-Cola Icecek AS, 144A	4.750%	10/01/18	BBB	835,240

1,350	Constellation Brands Inc.	4.250%	5/01/23	BB+	1,317,938
3,400	Total Beverages				3,256,303

	Building Products – 0.9%

1,000	Building Materials Holdings Corporation, 144A	9.000%	9/15/18	B–	1,085,000

1,000	Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	985,000

1,875	Masco Corporation	5.950%	3/15/22	BBB–	2,048,438

1,952	Odebrecht Offshore Drilling Finance Limited, 144A	6.625%	10/01/22	BBB	2,010,766

1,490	Owens Corning Incorporated	4.200%	12/15/22	BBB–	1,516,431

750	Ply Gem Industries Inc., (7)	6.500%	2/01/22	CCC+	712,500
8,067	Total Building Products				8,358,135

	Capital Markets – 3.0%

4,425	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	5,083,573

1,890	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	2,095,258

8,000	Goldman Sachs Group, Inc.	4.000%	3/03/24	A	8,057,440

1,050	Lazard Group LLC	4.250%	11/14/20	BBB+	1,097,690

6,380	Morgan Stanley	3.750%	2/25/23	A	6,371,712

5,000	Morgan Stanley	4.350%	9/08/26	BBB+	4,914,085
26,745	Total Capital Markets				27,619,758

	Chemicals – 2.0%

1,625	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	1,662,375

2,000	CF Industries Inc.	5.150%	3/15/34	Baa2	2,107,528

1,250	Eagle Spinco Inc., (7)	4.625%	2/15/21	BB	1,200,000

1,565	Eastman Chemical Company	3.600%	8/15/22	BBB	1,577,179

1,000	Hexion US Finance	6.625%	4/15/20	B1	1,005,000

1,915	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	2,153,132

1,214	Ineos Group Holdings SA, 144A, (7)	6.125%	8/15/18	B–	1,210,965

1,700	Mexichem SAB de CV, 144A	4.875%	9/19/22	BBB	1,734,000

1,730	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BB+	1,799,200

78	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Chemicals (continued)

$1,600		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	$1,664,320

1,305		PolyOne Corporation, (7)	5.250%	3/15/23	BB	1,265,850

1,130		Tronox Finance LLC, (7)	6.375%	8/15/20	BB–	1,134,238
18,034		Total Chemicals				18,513,787

		Commercial Services & Supplies – 1.1%

595		ABX Group Inc.	6.375%	12/01/19	Ba3	575,663

1,000		ADT Corporation, (7)	6.250%	10/15/21	BBB–	1,035,000

1,084		Casella Waste Systems Inc., (7)	7.750%	2/15/19	CCC+	1,086,710

1,325		Clean Harbors Inc.	5.250%	8/01/20	BB+	1,325,000

1,220		Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	Ba3	1,287,100

1,025	EUR	Europcar Groupe SA, 144A	11.500%	5/15/17	B–	1,482,096

1,000	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B+	911,648

1,000		R.R. Donnelley & Sons Company, (7)	7.625%	6/15/20	BB	1,100,000

1,000		West Corporation, 144A	5.375%	7/15/22	B+	922,500
		Total Commercial Services & Supplies				9,725,717

		Computers & Peripherals – 0.2%

1,725		NCR Corporation	6.375%	12/15/23	BB	1,806,938

		Construction & Engineering – 0.1%

850		AECOM Technology Corporation, 144A, (WI/DD)	5.750%	10/15/22	BB–	853,188

		Construction Materials – 0.1%

1,200		Norbord Inc., 144A	5.375%	12/01/20	Ba2	1,161,000

		Consumer Finance – 1.1%

1,938		Capital One Bank	3.375%	2/15/23	Baa1	1,898,748

3,215		Discover Financial Services	5.200%	4/27/22	BBB+	3,520,049

461		First Data Corporation	6.750%	11/01/20	BB–	488,660

3,445		Ford Motor Credit Company, (7)	4.250%	9/20/22	BBB–	3,627,402
9,059		Total Consumer Finance				9,534,859

		Containers & Packaging – 0.8%

1,500		Ardagh Packaging Finance / MP HD USA, 144A	6.250%	1/31/19	CCC+	1,485,000

745		Ball Corporation	4.000%	11/15/23	BB+	692,850

2,100	CAD	Cascades Inc., 144A	5.500%	7/15/21	Ba3	1,832,894

1,000		PaperWorks Industries Inc., 144A	9.500%	8/15/19	B–	1,017,500

2,140		Rock-Tenn Company	4.900%	3/01/22	BBB	2,293,909
		Total Containers & Packaging				7,322,153

		Diversified Consumer Services – 1.0%

1,000		Gibson Brands Inc., 144A	8.875%	8/01/18	B–	977,500

1,220		Nine West Holdings Incorporated, 144A	8.250%	3/15/19	CCC	1,024,800

Nuveen Investments	79

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Diversified Consumer Services (continued)

$4,485		Signet UK Finance PLC	4.700%	6/15/24	BBB–	$4,509,654

1,400	GBP	Twinkle Pizza Holdings PLC, 144A	6.625%	8/01/21	B	2,208,316
		Total Diversified Consumer Services				8,720,270

		Diversified Financial Services – 0.8%

750		CNG Holdings Inc., 144A	9.375%	5/15/20	B–	588,750

850		Fly Leasing Limited, (WI/DD)	6.750%	12/15/20	BB	884,000

1,000		Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	1,022,500

1,250		Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	1,209,375

1,465		Rabobank Nederland	3.875%	2/08/22	Aa2	1,543,203

2,205		Synchrony Financial	4.250%	8/15/24	BBB–	2,205,278
7,520		Total Diversified Financial Services				7,453,106

		Diversified Telecommunication Services – 2.3%

2,050		AT&T, Inc., (7)	5.550%	8/15/41	A	2,226,999

2,780		Brasil Telecom SA, 144A, (7)	5.750%	2/10/22	BB+	2,599,578

1,000		CenturyLink Inc., (7)	6.750%	12/01/23	BB+	1,072,500

1,055		CyrusOne LP Finance	6.375%	11/15/22	B+	1,102,475

1,500		IntelSat Jackson Holdings	6.625%	12/15/22	B–	1,515,000

1,000		Level 3 Escrow II Inc., 144A, (7)	5.375%	8/15/22	BB	985,000

2,360		Qwest Corporation	6.750%	12/01/21	BBB–	2,705,478

4,885		Verizon Communications	5.150%	9/15/23	A–	5,409,498

700		Verizon Communications	6.550%	9/15/43	A–	874,574

550		WideOpenWest Finance Capital Corporation	13.375%	10/15/19	CCC+	618,750

1,375		Windstream Corporation	6.375%	8/01/23	BB	1,326,875
19,255		Total Diversified Telecommunication Services				20,436,727

		Electric Utilities – 2.0%

2,030		APT Pipelines Limited, 144A	3.875%	10/11/22	BBB	2,032,375

2,485		Comision Federal de Electricidad of the United States of Mexico, 144A	4.875%	5/26/21	BBB+	2,635,343

2,010		Constellation Energy Group	5.150%	12/01/20	BBB+	2,225,390

3,145		Exelon Generation Co. LLC	4.250%	6/15/22	BBB+	3,241,152

1,250		FirstEnergy Corporation	4.250%	3/15/23	Baa3	1,242,718

2,615		FirstEnergy Transmission LLC, 144A	4.350%	1/15/25	Baa3	2,660,752

1,300		Intergen NV, 144A	7.000%	6/30/23	B+	1,251,250

1,400		NRG Yield Operating LLC, 144A	5.375%	8/15/24	BB+	1,407,000

1,000		RJS Power Holdings LLC, 144A	5.125%	7/15/19	BB–	990,000
17,235		Total Electric Utilities				17,685,980

		Electronic Equipment, Instruments & Comp – 0.1%

900		Anixter Inc.	5.125%	10/01/21	BB+	888,750

80	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Energy Equipment & Services – 1.6%

$1,000		Compressco Partners LP / Compressco Finance Corporation, 144A	7.250%	8/15/22	B	$1,002,500

1,985		Diamond Offshore Drilling Inc.	5.700%	10/15/39	A	2,073,398

1,250		Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	1,243,750

325		Ensco PLC	4.700%	3/15/21	BBB+	341,250

1,100		Hercules Offshore LLC, 144A, (7)	7.500%	10/01/21	B	885,500

1,835		Nabors Industries Inc.	4.625%	9/15/21	BBB	1,972,155

1,475		Offshore Group Investment Limited, (7)	7.500%	11/01/19	B–	1,368,063

2,000		Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB	2,050,070

750		Regency Energy Partners Finance	5.000%	10/01/22	BB	738,750

1,200		Seventy Seven Energy Inc., 144A, (7)	6.500%	7/15/22	B	1,179,000

1,385		Weatherford International PLC	7.000%	3/15/38	BBB–	1,637,553
14,305		Total Energy Equipment & Services				14,491,989

		Food Products – 0.7%

1,500		BRF Brasil Foods SA, 144A	4.750%	5/22/24	BBB–	1,477,500

2,000		Grupo Bimbo SAB de CV, 144A, (7)	3.875%	6/27/24	BBB	1,973,900

1,000		JBS Investments GmbH, 144A	7.250%	4/03/24	BB	1,020,000

2,000		Tyson Foods	3.950%	8/15/24	BBB	2,003,500
6,500		Total Food Products				6,474,900

		Gas Utilities – 0.2%

1,528		AmeriGas Finance LLC	6.750%	5/20/20	Ba2	1,589,120

		Health Care Equipment & Supplies – 0.1%

250	EUR	Labco SAS, Reg S	8.500%	1/15/18	BB–	331,158

1,000		Tenet Healthcare Corporation, (7)	4.375%	10/01/21	Ba2	957,500
		Total Health Care Equipment & Supplies				1,288,658

		Health Care Providers & Services – 0.5%

1,430		Community Health Systems, Inc., 144A	5.125%	8/01/21	BB+	1,426,425

1,400		Davita Inc., (7)	5.125%	7/15/24	B+	1,375,500

1,450		Mallinckrodt International Finance SA, 144A	5.750%	8/01/22	BB–	1,460,875
4,280		Total Health Care Providers & Services				4,262,800

		Hotels, Restaurants & Leisure – 0.5%

850		1011778 BC ULC/NEW RED FINANCE INC., 144A, (WI/DD)	6.000%	4/01/22	B–	844,688

750		Caesars Entertainment Resort Properties LLC, 144A	8.000%	10/01/20	B+	738,750

1,250		Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance Inc., 144A	9.375%	5/01/22	B–	1,093,750

525		Shearer’s Foods LLC, 144A	9.000%	11/01/19	B1	570,938

1,200		Wynn Macau Limited, 144A	5.250%	10/15/21	BB	1,158,000
4,575		Total Hotels, Restaurants & Leisure				4,406,126

Nuveen Investments	81

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Household Durables – 0.1%

$1,120	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	$1,162,000

	Household Products – 0.2%

1,840	Macys Retail Holdings Inc.	3.875%	1/15/22	BBB+	1,916,739

	Independent Power & Renewable Electricity Producers – 0.9%

3,700	AES Corporation	7.375%	7/01/21	BB	4,144,000

1,375	Calpine Corporation, (7)	5.375%	1/15/23	B	1,330,313

475	Dynegy Inc., (7)	5.875%	6/01/23	B+	442,938

1,000	GenOn Energy Inc.	7.875%	6/15/17	B	1,017,500

1,300	GenOn Energy Inc., (7)	9.500%	10/15/18	B	1,352,000
7,850	Total Independent Power & Renewable Electricity Producers				8,286,751

	Industrial Conglomerates – 0.2%

1,000	Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	1,066,500

1,000	Stena AB, 144A, (7)	7.000%	2/01/24	BB	1,040,000
2,000	Total Industrial Conglomerates				2,106,500

	Insurance – 2.4%

2,475	AFLAC Insurance	6.450%	8/15/40	A	3,089,359

3,000	Fairfax US Inc., 144A	4.875%	8/13/24	BBB–	2,932,500

3,255	Genworth Holdings Inc.	4.800%	2/15/24	BBB–	3,339,370

1,370	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	1,474,930

1,498	Lincoln National Corporation	4.200%	3/15/22	A–	1,579,515

2,840	Pacific LifeCorp.	6.000%	2/10/20	BBB+	3,234,121

4,015	Symetra Financial Corporation	4.250%	7/15/24	BBB+	4,034,770

1,830	UnumProvident Corporation	5.625%	9/15/20	BBB	2,082,390
20,283	Total Insurance				21,766,955

	IT Services – 0.1%

1,000	NeuStar Inc., (7)	4.500%	1/15/23	BB–	885,000

	Leisure Equipment & Products – 0.2%

1,875	Host Hotel & Resorts Inc.	4.750%	3/01/23	BBB	1,989,842

	Machinery – 0.6%

1,500	Blueline Rental Finance Corporation, 144A	7.000%	2/01/19	B	1,541,250

1,000	Chassix Inc., 144A	9.250%	8/01/18	B–	987,500

1,500	CTP Transportation Products LLC-Finance Inc., 144A	8.250%	12/15/19	B+	1,601,250

1,640	Terex Corporation	6.000%	5/15/21	BB	1,705,600
5,640	Total Machinery				5,835,600

	Marine – 0.3%

1,000	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	1,042,500

1,250	Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B+	1,237,500
2,250	Total Marine				2,280,000

82	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Media – 2.9%

$1,000		Altice S.A, 144A	7.750%	5/15/22	B	$1,032,500

1,175		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	1,123,594

740		Charter Communications, CCO Holdings LLC	5.125%	2/15/23	BB–	710,400

1,000		Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	1,065,000

1,790		Comcast Corporation	6.400%	5/15/38	A–	2,283,240

5,335		DIRECTV Holdings LLC, (7)	3.800%	3/15/22	BBB	5,422,334

1,460		Dish DBS Corporation	4.250%	4/01/18	BB–	1,463,650

2,175		Gannett Company Inc.	5.125%	7/15/20	BB+	2,180,438

1,000		McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	1,105,000

2,750		News America Holdings Inc.	6.650%	11/15/37	BBB+	3,447,073

1,150		Numericable Group SA, 144A	6.000%	5/15/22	Ba3	1,158,625

1,500		SES SA, 144A, (7)	3.600%	4/04/23	BBB	1,511,825

600		Sinclair Television Group	6.375%	11/01/21	B+	613,500

1,000		Sirius XM Radio Inc., 144A, (7)	5.750%	8/01/21	BB	1,005,000

1,000	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	899,594

1,100		WMG Acquisition Group, 144A	6.000%	1/15/21	B+	1,113,750
		Total Media				26,135,523

		Metals & Mining – 4.5%

3,055		Alcoa Inc., (7)	5.400%	4/15/21	BBB–	3,235,181

2,500		Allegheny Technologies Inc.	5.875%	8/15/23	BBB–	2,632,328

2,690		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	2,597,405

2,040		ArcelorMittal, (7)	6.750%	2/25/22	BB+	2,190,450

750		Century Aluminum Company, 144A	7.500%	6/01/21	B+	798,750

2,795		Cliffs Natural Resources Inc., (7)	4.800%	10/01/20	BBB–	2,166,125

1,000		Coeur d’Alene Mines Corporation, Convertible Bond	7.875%	2/01/21	B+	937,500

1,250		Eldorado Gold Corporation, 144A, (7)	6.125%	12/15/20	BB	1,240,625

1,050		First Quantum Minerals Limited, 144A	6.750%	2/15/20	BB	1,060,500

1,000		FMG Resources, 144A, (7)	8.250%	11/01/19	BB+	1,033,750

1,165		Freeport McMoRan, Inc.	3.550%	3/01/22	BBB	1,138,374

1,300		Imperial Metals Corporation, 144A, (7)	7.000%	3/15/19	B3	1,222,000

1,000		Magnetation LLC Finance Corporation, 144A	11.000%	5/15/18	B–	1,015,000

2,610		Newmont Mining Corporation, (7)	3.500%	3/15/22	BBB	2,420,008

1,150		Steel Dynamics, Inc., 144A	5.125%	10/01/21	BB+	1,167,250

1,775		Teck Resources Limited	6.125%	10/01/35	BBB	1,843,593

1,140		Teck Resources Limited	6.250%	7/15/41	BBB	1,158,638

1,000		Tupy S/A, 144A	6.625%	7/17/24	BB	1,017,500

2,410		Vale Overseas Limited	6.875%	11/10/39	A–	2,736,145

1,800		Vedanta Resources PLC, 144A	6.000%	1/31/19	BB	1,818,000

1,985		Xstrata Finance Canada Limited, 144A	4.250%	10/25/22	BBB	1,989,284

Nuveen Investments	83

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Metals & Mining (continued)

$1,765		Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB	$2,084,876

3,000		Yamana Gold Inc., 144A	4.950%	7/15/24	Baa3	2,986,401
40,230		Total Metals & Mining				40,489,683

		Oil, Gas & Consumable Fuels – 8.2%

740		Amerada Hess Corporation	7.125%	3/15/33	BBB	987,975

2,170		Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	2,654,179

850		Antero Resources Finance Corporation, 144A, (7)	5.125%	12/01/22	BB	826,625

785	CAD	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	707,933

1,260		Atlas Pipeline LP Finance	5.875%	8/01/23	B+	1,231,650

1,295		Berkshire Hathaway Energy Company	6.125%	4/01/36	A3	1,602,618

995		Bill Barrett Corporation, (7)	7.000%	10/15/22	B2	987,538

1,000		Bonanza Creek Energy Inc.	5.750%	2/01/23	B–	960,000

750		Breitburn Energy Partners LP	7.875%	4/15/22	B–	759,375

1,250		Calumet Specialty Products	7.625%	1/15/22	B+	1,268,750

1,700		Canadian Oil Sands Trust	7.750%	5/15/19	BBB	2,055,594

1,120		Cenovus Energy Inc., (7)	3.800%	9/15/23	BBB+	1,144,072

1,000		Chesapeake Energy Corporation	6.125%	2/15/21	BB+	1,087,500

4,300		CNOOC Finance 2014 ULC	4.250%	4/30/24	AA–	4,358,102

850		Concho Resources Inc., (7)	5.500%	10/01/22	BB+	875,500

1,965		Continental Resources Inc., (7)	5.000%	9/15/22	BBB–	2,073,075

500		Diamondback Energy Inc., 144A	7.625%	10/01/21	B–	538,750

195		Enbridge Energy Partners LP	5.200%	3/15/20	BBB	216,855

1,000		EnQuest PLC, 144A	7.000%	4/15/22	B	943,125

1,100		Global Partners LP/GLP Finance, 144A	6.250%	7/15/22	B+	1,094,500

1,000		Halcon Resources Corporation.	9.750%	7/15/20	CCC+	1,017,500

1,345		Key Energy Services Inc., (7)	6.750%	3/01/21	BB–	1,294,563

2,415		Kinder Morgan Energy Partners LP, (7)	4.250%	9/01/24	BBB	2,388,457

600		Kinder Morgan Energy Partners LP	6.950%	1/15/38	BBB	699,896

1,185		Linn Energy LLC Finance Corporation	6.250%	11/01/19	B1	1,156,856

5,000		Marathon Petroleum Corporation, (7)	3.625%	9/15/24	BBB	4,894,295

1,290		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,286,775

750		MEG Energy Corporation, 144A	7.000%	3/31/24	BB	776,250

1,000		Midstates Petroleum Company Incorporated, (7)	10.750%	10/01/20	B–	1,037,500

775		Murphy Oil USA Inc.	6.000%	8/15/23	BB	807,938

1,400		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	1,372,000

550		Niska Gas Storage Canada ULC Finance Corporation, 144A	6.500%	4/01/19	B	481,250

817		Northern Blizzard Resources Inc., 144A	7.250%	2/01/22	B	841,510

1,150		Oasis Petroleum Inc.	6.875%	3/15/22	B+	1,213,250

1,130	CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	B	1,066,990

84	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels (continued)

$1,000		Pertamina PT, 144A	4.875%	5/03/22	Baa3	$1,001,000

1,275		Petro Canada	6.800%	5/15/38	A–	1,675,460

575		PetroBakken Energy Limited, 144A	8.625%	2/01/20	B–	569,250

1,000		Petrobras Global Finance BV, (7)	6.250%	3/17/24	Baa1	1,047,630

1,770		Petrobras International Finance Company	6.875%	1/20/40	Baa1	1,828,127

740		Range Resources Corporation	5.000%	8/15/22	BB	756,650

1,000		Rose Rock Midstream LP / Rose Rock Finance Corporation, 144A	5.625%	7/15/22	B1	990,000

1,750		Sabine Pass Liquefaction LLC, (7)	5.625%	2/01/21	BB+	1,798,123

1,125		Sandridge Energy Inc., (7)	8.125%	10/15/22	B2	1,123,592

1,000		Seadrill Limited, 144A, (7)	6.625%	9/15/20	N/R	932,999

6,000	NOK	Ship Finance International Limited	6.730%	10/19/17	N/R	966,575

1,845		Sinopec Group Overseas Development 2012, 144A, (7)	3.900%	5/17/22	AA–	1,855,793

2,600		Southeast Supply Header LLC, 144A	4.250%	6/15/24	BBB–	2,651,184

1,445		Southwestern Energy Company, (7)	4.100%	3/15/22	BBB	1,482,522

1,520		Targa Resources Inc.	4.250%	11/15/23	BB+	1,459,200

1,900		Thai Oil PCL, 144A, (7)	3.625%	1/23/23	Baa1	1,832,022

1,000		Transocean Inc.	6.375%	12/15/21	BBB–	1,063,691

2,100		Transocean Inc., (7)	3.800%	10/15/22	BBB–	1,927,359

1,000		Ultra Petroleum Corporation, 144A, (7)	6.125%	10/01/24	BB	955,000

1,500		Western Refining Inc.	6.250%	4/01/21	B+	1,500,000
		Total Oil, Gas & Consumable Fuels				74,124,923

		Paper & Forest Products – 0.7%

3,100		Domtar Corporation	6.750%	2/15/44	BBB–	3,378,814

1,750		Resolute Forest Products, (7)	5.875%	5/15/23	BB–	1,617,656

1,000		Sappi Papier Holding GMBH, 144A	6.625%	4/15/21	BB	1,035,000
5,850		Total Paper & Forest Products				6,031,470

		Personal Products – 0.5%

1,500		Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B+	1,599,375

1,860		International Paper Company	8.700%	6/15/38	BBB	2,739,434
3,360		Total Personal Products				4,338,809

		Pharmaceuticals – 0.3%

1,000		Endo Finance Company, 144A	7.000%	12/15/20	B+	1,045,000

1,450		VP Escrow Corporation, 144A	6.375%	10/15/20	B1	1,489,875
2,450		Total Pharmaceuticals				2,534,875

		Real Estate Investment Trust – 2.7%

3,070		American Tower Company, (7)	5.000%	2/15/24	BBB	3,217,736

1,795		ARC Property Operating Partnership LP, Clark Acquisition LLC, 144A	4.600%	2/06/24	BBB–	1,827,330

3,500		Digital Realty Trust Inc.	3.625%	10/01/22	BBB	3,362,730

Nuveen Investments	85

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (8)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Real Estate Investment Trust (continued)

$1,820	HCP Inc.	3.750%	2/01/19	BBB+	$1,917,010

750	KWG Property Holdings Limited	13.250%	3/22/17	B+	847,500

2,060	Omega Healthcare Investors Inc., 144A	4.950%	4/01/24	BBB-	2,096,050

2,080	Piedmont Operating Partnership LP	4.450%	3/15/24	BBB	2,119,736

1,420	Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,542,553

2,125	Prologis Inc.	6.875%	3/15/20	BBB+	2,511,130

3,000	Senior Housing Properties Trust	4.750%	5/01/24	BBB–	3,024,600

1,425	Sovereign Bank	8.750%	5/30/18	Baa2	1,722,321
23,045	Total Real Estate Investment Trust				24,188,696

	Real Estate Management & Development – 0.6%

1,000	Agile Property Holdings Limited	8.875%	4/28/17	Ba2	1,025,000

1,100	Country Garden Holding Company, 144A, (7)	11.125%	2/23/18	BB+	1,186,680

500	Crescent Resources LLC, 144A	10.250%	8/15/17	B–	542,500

800	Gemdale International Investment Limited	7.125%	11/16/17	Ba3	810,000

1,100	Kaisa Group Holdings Limited, 144A	8.875%	3/19/18	BB–	1,113,750

1,000	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	997,500
5,500	Total Real Estate Management & Development				5,675,430

	Road & Rail – 0.3%

1,000	Hertz Corporation	7.375%	1/15/21	B	1,055,000

1,000	Jack Cooper Holdings Corporation, 144A	9.250%	6/01/20	B2	1,075,000

932	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	936,660
2,932	Total Road & Rail				3,066,660

	Semiconductors & Semiconductor Equipment – 0.2%

1,175	Micron Technology, Inc., 144A	5.875%	2/15/22	BB	1,216,125

1,000	NXP BV, 144A, (7)	5.750%	3/15/23	BB–	1,012,500
2,175	Total Semiconductors & Semiconductor Equipment				2,228,625

	Software – 0.6%

1,000	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	960,000

2,395	Computer Sciences Corporation	4.450%	9/15/22	BBB+	2,424,936

2,500	Total System Services Inc.	3.750%	6/01/23	BBB+	2,448,680
5,895	Total Software				5,833,616

	Specialty Retail – 0.9%

2,000	Bed Bath and Beyond Incorporated, (7)	3.749%	8/01/24	A–	1,983,034

1,150	Best Buy Co., Inc.	5.000%	8/01/18	Baa2	1,184,500

1,410	Guitar Center Inc., 144A, (7)	6.500%	4/15/19	B–	1,269,000

2,220	O’Reilly Automotive Inc.	4.875%	1/14/21	BBB	2,421,465

1,000	The Men’s Warehouse Inc., 144A, (7)	7.000%	7/01/22	B2	1,010,000
7,780	Total Specialty Retail				7,867,999

86	Nuveen Investments

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Tobacco – 0.8%

$1,006		Altria Group Inc.	9.950%	11/10/38	BBB+	$1,663,383

2,800		Imperial Tobacco Finance, 144A	3.500%	2/11/23	BBB	2,736,757

1,670		Lorillard Tobacco	6.875%	5/01/20	Baa2	1,958,098

1,265		Reynolds American Inc.	3.250%	11/01/22	Baa2	1,220,578
6,741		Total Tobacco				7,578,816

		Trading Companies & Distributors – 0.5%

1,995		Air Lease Corporation	3.875%	4/01/21	BBB–	2,014,950

2,237		United Rentals North America Inc.	7.375%	5/15/20	BB–	2,376,813
4,232		Total Trading Companies & Distributors				4,391,763

		Transportation Infrastructure – 0.1%

1,025		Asciano Finance, 144A	5.000%	4/07/18	Baa2	1,104,253

		Wireless Telecommunication Services – 2.2%

3,000		ENTEL Chile SA, 144A	4.750%	8/01/26	BBB+	2,992,741

750		FairPoint Communications Inc., 144A	8.750%	8/15/19	B	785,625

1,470		Frontier Communications Corporation	8.500%	4/15/20	BB	1,631,700

1,000		Frontier Communications Corporation	7.625%	4/15/24	BB	1,037,500

1,000		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	977,500

1,400		Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	1,452,500

1,000		Softbank Corporation, 144A, (7)	4.500%	4/15/20	BB+	997,500

4,000		Sprint Corporation, 144A	7.250%	9/15/21	BB–	4,165,000

965		Sprint Nextel Corporation, (7)	7.000%	3/01/20	BB+	1,055,469

1,845		Telecom Italia SpA, 144A	5.303%	5/30/24	BBB–	1,808,100

2,306		Viacom Inc.	4.375%	3/15/43	BBB+	2,123,141

500		Wind Acquisition Finance SA, 144A	4.750%	7/15/20	BB	480,000
$19,236		Total Wireless Telecommunication Services				19,506,776
		Total Corporate Bonds (cost $543,764,062)				556,341,909

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSITUTIONAL PREFERRED – 5.0%

		Banks – 2.8%

$1,500		Barclays PLC, (7)	8.250%	N/A (9)	BB+	$1,539,373

2,830	EUR	Barclays PLC	6.500%	N/A (9)	BB+	3,433,260

2,000		Citigroup Inc.	8.400%	N/A (9)	BB+	2,271,000

1,000		Dresdner Funding Trust, 144A	8.151%	6/30/31	BB	1,180,000

1,525		Fifth Third Bancorp., (7)	5.100%	N/A (9)	BB+	1,437,313

5,000		General Electric Capital Corporation	7.125%	N/A (9)	A+	5,787,500

1,448		Lloyd’s Banking Group PLC, (7)	7.500%	N/A (9)	BB	1,491,440

2,230		Nordea Bank AB, 144A	6.125%	N/A (9)	BBB	2,185,400

Nuveen Investments	87

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon	Maturity		Ratings (4)	Value

		Banks (continued)

$750		RBS Capital Trust	2.030%	N/A	(9)	B+	$731,250

500		Societe Generale, 144A	0.982%	N/A	(9)	BB+	450,000

5,585		Wachovia Capital Trust III	5.570%	N/A	(9)	BBB	5,410,469
		Total Banks					25,917,005

		Capital Markets – 0.4%

1,100	EUR	Baggot Securities Limited, 144A	10.240%	N/A	(9)	N/R	1,472,724

1,000		Credit Suisse Group AG	7.500%	N/A	(9)	BB+	1,050,000

1,495		Goldman Sachs Capital II	4.000%	N/A	(9)	BB+	1,136,948
		Total Capital Markets					3,659,672

		Diversified Financial Services – 0.3%

1,000		Banco BTG Pactual SA/Luxembourg, 144A	8.750%	N/A	(9)	Ba3	1,013,500

1,170		Rabobank Nederland, 144A	11.000%	N/A	(9)	Baa1	1,547,325
2,170		Total Diversified Financial Services					2,560,825

		Electric Utilities – 0.2%

1,570		Electricite de France, 144A	5.250%	N/A	(9)	A3	1,595,513

		Industrial Conglomerates – 0.1%

1,000		OAS Financial Limited, 144A	8.875%	N/A	(9)	BB–	934,700

		Insurance – 1.1%

1,500		Allstate Corporation	5.750%	8/15/53		Baa1	1,597,500

2,050		Catlin Insurance Company Limited	7.249%	N/A	(9)	BBB+	2,111,500

985		Genworth Financial Inc.	6.150%	11/15/66		Ba1	866,800

1,620		Lincoln National Corporation	6.050%	4/20/67		BBB	1,656,450

1,435		Prudential Financial Inc., (7)	5.200%	3/15/44		BBB+	1,444,866

1,860		ZFS Finance USA Trust V	6.500%	5/09/37		A	1,999,500
9,450		Total Insurance					9,676,616

		Oil, Gas & Consumable Fuels – 0.1%

$1,000		Odebrecht Oil and Gas Finance	7.000%	N/A	(9)	BBB–	975,000
		Total $1,000 Par (or similar) Institutional Preferred (cost $42,910,581)					45,319,331

Principal Amount (000)		Description (1)	Coupon	Maturity		Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 9.9%

$1,340		321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48		Aaa	$1,402,574

1,250		American Homes 4 Rent, Series 2014-SFR1	2.350%	6/17/31		Baa2	1,215,103

2,410		American Homes 4 Rent, Series 2014-SFR2	3.786%	10/17/36		Aaa	2,410,248

2,270		AmeriCold LLC Trust, Series 2010	6.811%	1/14/29		A+	2,628,612

2,743		Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46		Caa3	2,270,347

88	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$44		Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	$41,642

350		Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	357,678

1,000		CAM Mortgage Trust 2013-1	5.500%	12/15/53	N/R	1,005,147

1,725		CAM Mortgage Trust 2014-2	4.450%	5/15/48	CCC	1,734,915

4,756		Colony American Homes Trust 2014-1A	1.400%	5/17/31	Aaa	4,762,774

3,000		Commercial Mortgage Pass-Through Certificates, Series 2014-SAVA	2.554%	6/15/34	A	2,997,273

234		Countrywide ABS Asset-Backed Certificate Trust 2007-9	0.285%	6/25/47	B–	233,622

336		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-24CB	5.000%	11/25/19	B3	339,592

683		Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	597,266

2,263		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	3/25/29	Caa1	2,205,800

486		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.500%	2/25/34	A	472,801

1,576		Countrywide Home Loans Mortgage, Series 2005-27	5.500%	1/25/23	Caa1	1,493,495

709		Countrywide Home Loans, Asset Backed Certificates Series 2007-7	0.315%	10/25/47	AAA	701,518

208		Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	222,039

643		Fannie Mae Mortgage Interest Strips 366 25, (I/O)	5.000%	9/01/24	Aaa	56,502

427		Fannie Mae Mortgage Pool AA0005	5.500%	11/01/38	Aaa	475,106

395		Fannie Mae Mortgage Pool AA0889	5.500%	12/01/38	Aaa	439,958

2,841		Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	3,070,086

375		Fannie Mae Mortgage Pool AL1187	5.500%	7/01/24	Aaa	396,937

5,068		Fannie Mae Mortgage Pool AL3617	3.500%	9/01/27	Aaa	5,338,392

427		Fannie Mae Mortgage Pool 255628	5.500%	2/01/25	Aaa	476,351

1,524		Fannie Mae Mortgage Pool 255956	5.500%	10/01/25	Aaa	1,700,993

190		Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	207,990

185		Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	204,673

75		Fannie Mae Mortgage Pool 725553	2.197%	9/01/33	Aaa	80,094

265		Fannie Mae Mortgage Pool 725773	5.500%	9/01/34	Aaa	297,048

102		Fannie Mae Mortgage Pool 735060	6.000%	11/01/34	Aaa	115,630

73		Fannie Mae Mortgage Pool 735606	1.805%	5/01/35	Aaa	76,221

101		Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	113,437

298		Fannie Mae Mortgage Pool 745324	6.000%	3/01/34	Aaa	334,767

380		Fannie Mae Mortgage Pool 745548	2.286%	1/01/35	Aaa	398,931

78		Fannie Mae Mortgage Pool 824163	5.500%	4/01/35	Aaa	87,417

207		Fannie Mae Mortgage Pool 831377	6.500%	4/01/36	Aaa	234,561

86		Fannie Mae Mortgage Pool 838948	1.885%	8/01/35	Aaa	91,672

249		Fannie Mae Mortgage Pool 843435	5.500%	6/01/33	Aaa	279,623

104		Fannie Mae Mortgage Pool 852909	6.500%	4/01/36	Aaa	123,868

–	(10)	Fannie Mae Mortgage Pool 889618	5.500%	5/01/38	Aaa	307

Nuveen Investments	89

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$254		Fannie Mae Mortgage Pool 893318	6.500%	8/01/36	Aaa	$287,915

29		Fannie Mae Mortgage Pool 905597	5.908%	12/01/36	Aaa	31,120

696		Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	752,386

141		Fannie Mae Mortgage Pool 944340	6.000%	6/01/37	Aaa	159,691

69		Fannie Mae Mortgage Pool 946228	6.180%	9/01/37	Aaa	72,986

–	(10)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	175

8,000		Fannie Mae TBA, (WI/DD)	3.500%	TBA	Aaa	8,176,875

15,000		Fannie Mae TBA, (WI/DD)	4.500%	TBA	Aaa	16,183,593

980		FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.707%	2/25/48	Aaa	980,462

16		Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	2.397%	1/01/37	Aaa	16,850

14		Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	Aaa	14,062

860		Freddie Mac Gold Pool 1K1238	2.375%	7/01/36	Aaa	918,109

481		Freddie Mac Gold Pool 1L0117	2.642%	10/01/29	Aaa	494,278

255		Freddie Mac Gold Pool 847240	2.291%	7/01/30	Aaa	266,019

170		Freddie Mac Gold Pool 847411	2.206%	5/01/33	Aaa	176,830

1,709		Freddie Mac Gold Pool 848289	2.356%	5/01/38	Aaa	1,828,682

475		Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	536,723

65		Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	71,181

1,405		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712	3.484%	5/25/45	Aaa	1,406,370

22		Freddie Mac Non Gold Participation Certificates 847681	2.404%	12/01/36	Aaa	23,467

150		Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	158,238

50		GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A3	48,647

1,638		Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	1,591,364

333		IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.436%	3/25/35	BBB+	333,468

3,910		Invitation Homes Trust 2014-SFR1	2.754%	6/19/31	Baa2	3,886,040

1,139		JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.435%	6/25/37	CCC	1,043,385

861		Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.614%	4/25/38	BB+	886,571

3,219		Master RePerforming Loan Trust 2005-1	7.500%	8/25/34	Ba3	3,306,606

230		Merrill Lynch Mortgage Investors Inc., Commercial Mortgage Pass-Through Certificates, Series 2006	5.204%	12/12/49	A1	247,067

1,000		ML CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	6.079%	8/12/49	BB	1,020,828

509		National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	Aaa	523,113

90	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$514		Oaktree Real Estate Investments, Commercial Mortgage Asset Backed Securities ORES NPL LLC 2013-LV2I, 144A	3.081%	9/25/25	N/R	$514,066

712		RBSSP Resecuritization Trust, Series 2012-8 1A1	0.315%	10/28/36	N/R	682,570

149		Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QS12	5.500%	8/25/35	Caa2	134,216

284		Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	288,188

498		Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.539%	10/20/35	D	434,450

359		Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.428%	8/25/38	AA	379,776

25		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.614%	10/25/35	BBB–	24,812
$87,697		Total Asset-Backed and Mortgage-Backed Securities (cost $87,892,249)				89,594,189

Shares		Description (1), (11)				Value

		INVESTMENT COMPANIES – 0.1%

36,000		Blackrock Credit Allocation Income Trust IV				$479,160

40,000		CBRE Clarion Global Real Estate Income Fund				335,200
		Total Investment Companies (cost $705,975)				814,360

Principal Amount (000) (8)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		SOVEREIGN DEBT – 15.0%

		Bermuda – 0.3%

$2,840		Bermuda Government, 144A	5.603%	7/20/20	AA–	$3,109,800

		Brazil – 1.4%

2,800		Federative Republic of Brazil	4.250%	1/07/25	Baa2	2,772,000

27,900	BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/16	BBB+	9,875,147
		Total Brazil				12,647,147

		Costa Rica – 0.5%

4,200		Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	4,221,000

		Germany – 0.7%

4,750	EUR	Deutschland Republic	2.500%	8/15/46	Aaa	6,893,449

		Greece – 0.3%

1,900	EUR	Hellenic Republic	4.750%	4/17/19	B	2,377,106

		Indonesia – 1.0%

2,830		Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	3,102,386

1,290		Republic of Indonesia, 144A	4.875%	5/05/21	Baa3	1,341,600

3,400	EUR	Republic of Indonesia, 144A	2.875%	7/08/21	Baa3	4,337,337
		Total Indonesia				8,781,323

Nuveen Investments	91

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Principal Amount (000) (8)		Description (1)	Coupon		Maturity	Ratings (4)	Value

		Mexico – 4.4%

2,030	MXN	Mexico Bonos de DeSarrollo	8.500%		12/13/18	A	$17,059,767

718	MXN	Mexico Bonos de DeSarrollo	6.500%		6/10/21	A	5,570,446

1,226	MXN	Mexico Bonos de DeSarrollo	8.000%		12/07/23	A	10,334,614

848	MXN	Mexico Bonos de DeSarrollo	7.750%		11/13/42	A	6,916,853
		Total Mexico					39,881,680

		Panama – 0.2%

1,500		Republic of Panama	4.000%		9/22/24	BBB	1,496,250

		Poland – 2.2%

15,000	PLN	Republic of Poland	3.250%		7/25/19	A	4,710,849

11,700	PLN	Republic of Poland	5.750%		9/23/22	A	4,249,469

35,200	PLN	Republic of Poland	4.000%		10/25/23	A	11,476,909
		Total Poland					20,437,227

		South Africa – 3.6%

20,500	ZAR	Republic of South Africa	8.250%		9/15/17	Baa1	1,866,790

105,000	ZAR	Republic of South Africa	8.000%		12/21/18	BBB+	9,459,516

75,600	ZAR	Republic of South Africa	6.750%		3/31/21	Baa1	6,313,273

3,250		Republic of South Africa	5.875%		9/16/25	Baa1	3,575,000

18,500	ZAR	Republic of South Africa	10.500%		12/21/26	BBB+	1,908,151

124,800	ZAR	Republic of South Africa	7.000%		2/28/31	Baa1	9,390,902
		Total South Africa					32,513,632

		Turkey – 0.4%

$3,000		Republic of Turkey, Government Bond	6.250%		9/26/22	Baa3	3,300,000
		Total Sovereign Debt (cost $143,280,685)					135,658,614
		Total Long-Term Investments (cost $852,918,180)					862,838,312

Shares		Description (1)	Coupon				Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 10.8%

		Money Market Funds – 10.8%

97,955,085		Mount Vernon Securities Lending Trust Prime Portfolio, (13)	0.177%	(12)			$97,955,085
		Total Investments Purchased with Collateral from Securities Lending (cost $97,955,085)					97,955,085

Shares		Description (1)	Coupon				Value

		SHORT-TERM INVESTMENTS – 4.7%

		Money Market Funds – 4.7%

42,055,714		First American Treasury Obligations Fund, Class Z	0.000%	(12)			$42,055,714
		Total Short-Term Investments (cost $42,055,714)					42,055,714
		Total Investments (cost $992,928,979) – 110.8%					1,002,849,111
		Other Assets Less Liabilities – (10.8)% (14)					(97,440,831)
		Net Assets Applicable to Common Shares – 100%					$905,408,280

92	Nuveen Investments

Investments in Derivatives as of September 30, 2014

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (14)
Bank of America	Brazilian Real	20,090,000	U.S. Dollar	8,354,924	10/02/14	$152,461
Bank of America	Brazilian Real	19,000,000	U.S. Dollar	8,436,945	10/02/14	679,513
Bank of America	Brazilian Real	16,000,000	U.S. Dollar	7,112,692	10/02/14	580,118
Bank of America	Brazilian Real	15,900,000	U.S. Dollar	7,068,552	10/02/14	576,806
Bank of America	U.S. Dollar	8,196,654	Brazilian Real	20,090,000	10/02/14	5,809
Bank of America	U.S. Dollar	7,751,938	Brazilian Real	19,000,000	10/02/14	5,494
Bank of America	U.S. Dollar	6,527,948	Brazilian Real	16,000,000	10/02/14	4,626
Bank of America	U.S. Dollar	6,487,148	Brazilian Real	15,900,000	10/02/14	4,597
BNP Paribas	South Korean Won	16,000,000,000	U.S. Dollar	15,672,062	10/06/14	514,211
BNP Paribas	South Korean Won	16,000,000,000	U.S. Dollar	15,142,195	10/29/14	1,408
BNP Paribas	U.S. Dollar	15,158,693	South Korean Won	16,000,000,000	10/06/14	(841)
BNP Paribas	U.S. Dollar	15,122,873	South Korean Won	16,000,000,000	10/29/14	17,913
Citigroup	Canadian Dollar	10,900,000	U.S. Dollar	9,995,140	10/08/14	264,431
Citigroup	Canadian Dollar	9,300,000	U.S. Dollar	8,457,083	10/08/14	154,734
Citigroup	Canadian Dollar	6,745,000	U.S. Dollar	6,145,450	10/31/14	127,693
Citigroup	Euro	13,769,423	U.S. Dollar	18,274,365	11/28/14	875,674
Citigroup	Euro	12,290,000	U.S. Dollar	15,770,860	11/28/14	241,530
Citigroup	Japanese Yen	950,000,000	U.S. Dollar	9,032,221	11/28/14	366,745
Citigroup	Japanese Yen	900,000,000	U.S. Dollar	8,565,637	11/28/14	356,239
Citigroup	Japanese Yen	827,000,000	U.S. Dollar	7,973,928	11/28/14	430,403
Citigroup	Japanese Yen	530,000,000	U.S. Dollar	4,962,533	11/28/14	128,110
Citigroup	Mexican Peso	331,560,000	U.S. Dollar	24,816,808	11/28/14	231,701
Citigroup	Mexican Peso	115,000,000	U.S. Dollar	8,486,800	11/28/14	(40,427)
Citigroup	Norwegian Krone	5,800,000	U.S. Dollar	940,886	11/28/14	40,031
Citigroup	Polish Zloty	14,800,000	U.S. Dollar	4,529,609	11/28/14	72,778
Citigroup	Pound Sterling	5,500,000	U.S. Dollar	8,956,090	10/31/14	42,211
Citigroup	U.S. Dollar	8,791,209	Canadian Dollar	9,800,000	10/08/14	(42,498)
Citigroup	U.S. Dollar	18,956,704	Pound Sterling	11,270,000	10/31/14	(691,355)
Citigroup	U.S. Dollar	12,097,152	Pound Sterling	7,200,000	10/31/14	(428,074)
Citigroup	U.S. Dollar	1,462,039	Euro	1,150,000	11/28/14	(8,928)
Citigroup	U.S. Dollar	207,638	Polish Zloty	690,000	11/28/14	147
Credit Suisse	Brazilian Real	24,190,000	U.S. Dollar	9,869,441	10/02/14	(6,994)
Credit Suisse	Brazilian Real	20,000,000	U.S. Dollar	8,159,935	10/02/14	(5,783)
Credit Suisse	Brazilian Real	24,190,000	U.S. Dollar	9,841,735	11/04/14	57,192
Credit Suisse	Malaysian Ringgit	23,000,000	U.S. Dollar	7,220,217	10/14/14	216,261
Credit Suisse	U.S. Dollar	9,930,213	Brazilian Real	24,190,000	10/02/14	(53,778)
Credit Suisse	U.S. Dollar	8,627,495	Brazilian Real	20,000,000	10/02/14	(461,778)
Credit Suisse	U.S. Dollar	7,183,011	Malaysian Ringgit	23,000,000	10/14/14	(179,055)
JPMorgan	Indonesian Rupiah	84,000,000,000	U.S. Dollar	6,962,288	10/22/14	95,276
JPMorgan	South African Rand	230,500,000	U.S. Dollar	20,476,148	11/28/14	247,670
JPMorgan	South African Rand	103,000,000	U.S. Dollar	9,095,998	11/28/14	56,808
JPMorgan	U.S. Dollar	7,111,412	Indonesian Rupiah	84,000,000,000	10/22/14	(244,401)
JPMorgan	U.S. Dollar	223,818	South African Rand	2,550,000	11/28/14	(32)
Nomura Securities	Brazilian Real	26,800,000	U.S. Dollar	10,934,313	10/02/14	(7,749)
Nomura Securities	U.S. Dollar	11,665,869	Brazilian Real	26,800,000	10/02/14	(723,807)
						$3,653,090

Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (16)	Current Credit Spread (17)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs*	Markit CDX NA HY22 Index	Sell	3.53%	$35,244,000	5.000%	6/20/19	$2,155,279	$(376,511)
*	Citigroup is the clearing broker for this transaction.

Nuveen Investments	93

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Value	Unrealized Appreciation (Depreciation) (14)
Bank of America*	$19,000,000	Receive	3-Month USD-LIBOR-BBA	1.573%	Semi-Annually	10/10/18	$(44,626)	$(45,016)
JPMorgan	21,000,000	Receive	3-Month USD-LIBOR-BBA	2.113	Semi-Annually	2/21/22	335,016	335,016
JPMorgan	10,800,000	Receive	3-Month USD-LIBOR-BBA	2.078	Semi-Annually	2/19/23	325,999	325,999
JPMorgan*	17,000,000	Receive	3-Month USD-LIBOR-BBA	2.739	Semi-Annually	11/21/23	(402,293)	(402,783)
Morgan Stanley*	26,000,000	Receive	3-Month USD-LIBOR-BBA	2.743	Semi-Annually	4/15/24	(616,889)	(616,889)
	$93,800,000						$(402,793)	$(403,673)
*	Citigroup is the clearing broker for this transaction.

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar	Short	(200)	3/16	$(49,307,500)	$106,908
90-Day Eurodollar	Short	(107)	6/16	(26,304,613)	16,689
Euro-Bund	Long	66	12/14	12,479,254	111,153
U.S. Treasury 5-Year Note	Short	(566)	12/14	(66,933,922)	202,748
U.S. Treasury 10-Year Note	Short	(527)	12/14	(65,685,609)	453,416
				$(195,752,390)	$890,914
*	The aggregate Notional Amount at Value of long and short positions is $12,479,254 and $(208,231,644), respectively.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$—	$—	$5,993	$5,993
Convertible Preferred Securities	508,000	—	—	508,000
Variable Rate Senior Loan Interests	—	14,247,889	—	14,247,889
$25 Par (or similar) Retail Preferred	18,147,689	2,200,338	—	20,348,027
Corporate Bonds	—	556,341,909	—	556,341,909
$1,000 Par (or similar) Institutional Preferred	—	45,319,331	—	45,319,331
Asset-Backed and Mortgage-Backed Securities	—	89,594,189	—	89,594,189
Investment Companies	814,360	—	—	814,360
Sovereign Debt	—	135,658,614	—	135,658,614
Investments Purchased with Collateral from Securities Lending	97,955,085	—	—	97,955,085
Short-Term Investments:
Money Market Funds	42,055,714	—	—	42,055,714

94	Nuveen Investments

	Level 1	Level 2	Level 3	Total
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	$—	$3,653,090	$—	$3,653,090
Credit Default Swaps*	—	(376,511)	—	(376,511)
Interest Rate Swaps*	—	(403,673)	—	(403,673)
Futures Contracts*	890,914	—	—	890,914
Total	$160,371,762	$846,235,176	$5,993	$1,006,612,931
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $992,937,201.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation	$26,848,877
Depreciation	(16,936,967)
Net unrealized appreciation (depreciation) of investments	$9,911,910

Nuveen Investments	95

Nuveen Strategic Income Fund (continued)

Portfolio of Investments	September 30, 2014 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(6)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(7)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $95,852,360.

(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(9)	Perpetual security. Maturity date is not applicable.

(10)	Principal Amount (000) rounds to less than $1,000.

(11)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(12)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(13)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(14)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(15)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.

(16)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(17)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(I/O)	Interest only.

N/A	Not applicable.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

MXN	Mexican Peso

NOK	Norwegian Krone

PLN	Polish Zloty

ZAR	South African Rand

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.

96	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014